UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Global Bond Fund
Class A
Class T
Class C
Institutional Class

March 31, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global Bond Fund

1.939044.100

AGLB-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 72,188
7% 11/1/15 (d)		95,000	99,513
TOTAL AUSTRALIA			171,701
Bermuda - 0.2%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,463
Digicel Group Ltd. 8.25% 9/30/20 (d)		200,000	212,000
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	15,281
TOTAL BERMUDA			232,744
Canada - 0.0%
Atlantic Power Corp. 9% 11/15/18		20,000	20,900
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,300
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,263
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,169
9.75% 11/1/19 (d)		15,000	14,700
TOTAL CANADA			77,332
Cayman Islands - 1.5%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		10,000	10,200
7.5% 11/1/19 (d)		15,000	15,938
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	110,138
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	540,000	913,109
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	161,445
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (h)	GBP	425,000	727,967
6.375% 8/19/39	GBP	100,000	199,084
TOTAL CAYMAN ISLANDS			2,137,881
Denmark - 0.9%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	470,000	611,781
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	340,000	610,623
TOTAL DENMARK			1,222,404
France - 0.6%
AXA SA 5.125% 7/4/43 (h)	EUR	200,000	258,989
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - continued
EDF SA 5.375% 12/31/49 (h)	EUR	300,000	$ 388,332
Veolia Environnement SA 4.45% (e)(h)	EUR	200,000	246,545
TOTAL FRANCE			893,866
Germany - 1.0%
Deutsche Post AG 2.875% 12/11/24	EUR	300,000	406,305
Muenchener Rueckversicherungs AG 6% 5/26/41 (h)	EUR	400,000	595,483
SAP AG 2.125% 11/13/19	EUR	280,000	366,633
TOTAL GERMANY			1,368,421
Ireland - 0.9%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	250,000	324,516
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (d)		200,000	205,500
Cloverie PLC 6.625% 9/1/42 (h)	EUR	350,000	537,375
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	273,945
TOTAL IRELAND			1,341,336
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,282
7.25% 3/15/18		20,000	22,900
7.5% 10/15/27		40,000	45,400
TOTAL LIBERIA			83,582
Luxembourg - 0.9%
Gelf Bond Issuer I SA 3.125% 4/3/18 (Reg. S)	EUR	250,000	320,889
Hannover Finance SA 5% 6/30/43 (h)	EUR	500,000	682,239
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		75,000	79,125
7.25% 4/1/19		20,000	21,900
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)(f)		30,000	30,525
11.5% 2/4/17 pay-in-kind (h)		20,000	21,240
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	100,000	150,753
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		15,000	14,850
TOTAL LUXEMBOURG			1,321,521
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.6%
Petroleos Mexicanos:
5.5% 6/27/44		$ 200,000	$ 206,500
6.5% 6/2/41		500,000	588,750
TOTAL MEXICO			795,250
Netherlands - 0.5%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	205,443
InterGen NV 9% 6/30/17 (d)		75,000	73,688
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)		5,000	5,188
Rabobank Nederland 5.875% 5/20/19	EUR	240,000	365,855
TOTAL NETHERLANDS			650,174
Norway - 0.0%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,228
Sweden - 0.4%
Securitas AB 2.25% 3/14/18	EUR	410,000	531,087
United Kingdom - 8.7%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	202,990
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	495,000	831,856
BAT International Finance PLC:
6% 6/29/22	GBP	300,000	571,629
7.25% 3/12/24	GBP	100,000	205,896
Eastern Power Networks PLC 5.75% 3/8/24	GBP	470,000	860,435
ENW Finance PLC 6.125% 7/21/21	GBP	425,000	781,353
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	700,000	1,287,427
Hammerson PLC 2.75% 9/26/19	EUR	520,000	691,877
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	300,000	562,133
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	171,332
9% 2/17/22	GBP	530,000	1,154,627
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,531
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	270,000	431,821
6% 12/9/16	GBP	100,000	174,020
Marks & Spencer PLC 4.75% 6/12/25	GBP	250,000	388,833
Nationwide Building Society:
4.125% 3/20/23 (Reg. S)	EUR	250,000	317,691
6.75% 7/22/20	EUR	315,000	463,585
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	780,000	1,367,275
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	200,000	311,464
Standard Life PLC 5.5% 12/4/42 (h)	GBP	440,000	701,186
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Tesco PLC 5.5% 12/13/19	GBP	350,000	$ 629,737
Virgin Media Finance PLC 4.875% 2/15/22		125,000	126,100
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	180,043
TOTAL UNITED KINGDOM			12,418,841
United States of America - 10.0%
Ally Financial, Inc.:
7.5% 9/15/20		15,000	18,300
8% 3/15/20		75,000	93,000
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	13,763
6.25% 6/1/21		5,000	4,475
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,950
American Axle & Manufacturing, Inc. 6.25% 3/15/21		20,000	20,450
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,700
Amgen, Inc. 5.375% 5/15/43		500,000	557,170
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	143,290
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,200
9.375% 12/1/17		20,000	21,700
Aon Corp. 5% 9/30/20		100,000	115,139
APX Group, Inc. 8.75% 12/1/20 (d)		5,000	5,069
ARAMARK Corp. 5.75% 3/15/20 (d)		10,000	10,250
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,075
3.875% 4/15/18 (d)		5,000	5,063
Axiall Corp. 4.875% 5/15/23 (d)		10,000	10,200
Brandywine Operating Partnership LP 3.95% 2/15/23		500,000	501,943
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		15,000	14,513
Building Materials Corp. of America:
6.75% 5/1/21 (d)		30,000	32,775
6.875% 8/15/18 (d)		60,000	64,350
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	4,950
8.625% 9/15/17		20,000	23,250
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	10,113
6.625% 10/15/20		20,000	21,650
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		105,000	111,038
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
6.625% 1/31/22		$ 75,000	$ 80,250
7% 1/15/19		20,000	21,500
7.25% 10/30/17		20,000	21,550
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Ceridian Corp. 11.25% 11/15/15		20,000	20,650
Chesapeake Energy Corp.:
3.25% 3/15/16 (f)		15,000	15,169
5.375% 6/15/21 (f)		10,000	10,038
5.75% 3/15/23 (f)		10,000	10,138
6.125% 2/15/21		30,000	31,913
6.875% 11/15/20		75,000	81,750
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		10,000	10,963
8.25% 6/15/21		155,000	172,050
CIT Group, Inc.:
5.25% 3/15/18		75,000	81,000
5.375% 5/15/20		20,000	21,950
5.5% 2/15/19 (d)		70,000	76,825
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,650
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,119
5.25% 8/1/20		5,000	5,163
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,213
Comcast Corp. 4.65% 7/15/42		398,000	405,743
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,800
Continental Airlines, Inc. 6.75% 9/15/15 (d)		75,000	78,563
Covanta Holding Corp. 7.25% 12/1/20		125,000	137,682
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		10,000	9,675
CSC Holdings LLC 8.625% 2/15/19		30,000	36,000
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,913
Dana Holding Corp. 6.5% 2/15/19		15,000	16,088
DCP Midstream LLC 4.75% 9/30/21 (d)		230,000	245,731
Delphi Corp. 6.125% 5/15/21		15,000	16,500
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,143
Denbury Resources, Inc. 4.625% 7/15/23		15,000	14,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		$ 10,000	$ 9,950
Discover Financial Services 3.85% 11/21/22		620,000	638,108
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		5,000	5,550
9.875% 4/15/18		5,000	5,463
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,300
Duke Realty LP 6.5% 1/15/18		130,000	153,783
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	5,100
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,950
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,050
Equity One, Inc. 3.75% 11/15/22		500,000	498,780
ERP Operating LP 4.625% 12/15/21		620,000	695,688
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,063
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,675
Fifth Third Bancorp 8.25% 3/1/38		100,000	138,618
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,213
7.375% 6/15/19 (d)		10,000	10,625
FirstEnergy Corp. 7.375% 11/15/31		510,000	598,161
Ford Motor Co. 7.45% 7/16/31		5,000	6,324
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,550
Freescale Semiconductor, Inc. 8.05% 2/1/20		20,000	21,050
Frontier Oil Corp. 6.875% 11/15/18		15,000	16,238
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,238
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,275
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,775
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,238
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	35,044
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	21,026
8.125% 4/15/19		10,000	11,300
10.5% 1/15/21		5,000	5,182
HealthSouth Corp. 7.25% 10/1/18		13,000	13,975
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Hexion US Finance Corp. 6.625% 4/15/20 (d)		15,000	15,057
IAC/InterActiveCorp 4.75% 12/15/22 (d)		35,000	34,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,825
8% 1/15/18		140,000	149,800
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,975
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
International Lease Finance Corp.: - continued
8.25% 12/15/20		$ 75,000	$ 91,875
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		20,000	25,450
8.875% 9/1/17		50,000	60,125
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,375
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,850
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	21,200
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,900
Lennar Corp. 4.75% 12/15/17		60,000	62,850
Liberty Property LP:
3.375% 6/15/23		575,000	571,296
4.75% 10/1/20		100,000	110,432
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		125,000	130,313
8.625% 4/15/20		20,000	22,050
Masco Corp. 5.85% 3/15/17		20,000	22,104
MGM Mirage, Inc.:
6.625% 12/15/21		75,000	78,656
6.75% 10/1/20 (d)		5,000	5,313
7.625% 1/15/17		20,000	22,200
Mirant Americas Generation LLC 9.125% 5/1/31		65,000	72,638
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	111,557
NCR Corp. 4.625% 2/15/21 (d)		130,000	129,350
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,950
NeuStar, Inc. 4.5% 1/15/23 (d)		5,000	4,775
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,994
7.75% 10/15/18		15,000	16,650
NiSource Finance Corp.:
4.45% 12/1/21		150,000	165,242
5.25% 2/15/43		360,000	377,811
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	15,863
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	105,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,200
Oil States International, Inc. 6.5% 6/1/19		25,000	26,750
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,613
Peabody Energy Corp. 6.25% 11/15/21		60,000	62,400
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,588
PolyOne Corp. 5.25% 3/15/23 (d)		5,000	5,050
Post Holdings, Inc. 7.375% 2/15/22		10,000	10,938
Prudential Financial, Inc. 4.5% 11/16/21		600,000	667,893
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc. 6.5% 12/15/20		$ 20,000	$ 23,242
Regions Financial Corp. 7.75% 11/10/14		120,000	132,298
Reynolds American, Inc. 3.25% 11/1/22		820,000	811,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	81,800
8.5% 5/15/18 (c)		10,000	10,513
9.875% 8/15/19		15,000	16,444
Rite Aid Corp.:
9.25% 3/15/20		195,000	220,106
9.5% 6/15/17		20,000	20,975
Rockwood Specialties Group, Inc. 4.625% 10/15/20		10,000	10,225
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,725
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,638
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,150
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,475
8.125% 9/15/19 (d)		10,000	11,300
Severstal Columbus LLC 10.25% 2/15/18		15,000	16,275
Sprint Capital Corp. 8.75% 3/15/32		30,000	35,775
Sprint Nextel Corp.:
6% 12/1/16		20,000	21,700
7% 3/1/20 (d)		20,000	23,300
7% 8/15/20		105,000	115,500
9% 11/15/18 (d)		25,000	30,906
Standard Pacific Corp.:
8.375% 5/15/18		95,000	111,863
8.375% 1/15/21		20,000	23,650
10.75% 9/15/16		20,000	24,800
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		15,000	15,450
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		5,000	5,057
6.125% 8/15/19 (d)		5,000	5,413
7.625% 3/15/20		30,000	33,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		25,000	26,000
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,481
Tesoro Corp. 4.25% 10/1/17		5,000	5,225
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		$ 5,000	$ 5,250
The AES Corp.:
7.375% 7/1/21		100,000	116,000
7.75% 10/15/15		10,000	11,200
8% 10/15/17		20,000	23,400
The Dow Chemical Co. 4.125% 11/15/21		630,000	674,871
Time Warner, Inc. 4.9% 6/15/42		400,000	402,516
TransDigm, Inc. 5.5% 10/15/20 (d)		20,000	20,850
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		30,000	32,025
Triumph Group, Inc. 4.875% 4/1/21 (d)		10,000	10,100
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,550
TRW Automotive, Inc. 4.5% 3/1/21 (d)		15,000	15,263
Univision Communications, Inc.:
6.875% 5/15/19 (d)		10,000	10,700
8.5% 5/15/21 (d)		15,000	16,125
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,272
6.5% 7/15/16 (d)		5,000	5,219
6.875% 12/1/18 (d)		10,000	10,744
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		15,000	15,938
VPI Escrow Corp. 6.375% 10/15/20 (d)		110,000	116,325
WellPoint, Inc.:
3.3% 1/15/23		500,000	507,050
4.625% 5/15/42		110,000	110,627
Western Refining, Inc. 6.25% 4/1/21 (d)		5,000	5,113
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,463
TOTAL UNITED STATES OF AMERICA			14,159,606
TOTAL NONCONVERTIBLE BONDS (Cost $37,914,063)			37,471,974
Commercial Mortgage Securities - 6.2%

United States of America - 6.2%
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		2,150,000	2,451,219
Series 2006-GG7 Class A4, 5.8616% 7/10/38 (h)		1,115,000	1,258,897
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		$ 2,200,000	$ 2,507,325
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		1,540,000	1,742,268
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	563,750
Series 2007-C32 Class A3, 5.7384% 6/15/49 (h)		225,000	258,264
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,818,983)			8,781,723
U.S. Government and Government Agency Obligations - 6.1%

U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds 3.5% 2/15/39		770,000	838,819
U.S. Treasury Notes:
0.875% 1/31/18		2,985,000	3,005,522
1.5% 7/31/16 (g)		1,950,000	2,019,317
1.625% 11/15/22		1,649,000	1,621,173
1.75% 5/15/22		634,000	636,378
2% 2/15/22		134,000	137,853
2.375% 2/28/15		420,000	437,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,684,007)			8,696,075
Foreign Government and Government Agency Obligations - 40.5%

Australia - 6.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,923,214
5.5% 4/21/23	AUD	4,195,000	5,132,630
5.75% 7/15/22	AUD	58,000	71,684
TOTAL AUSTRALIA			9,127,528
Canada - 7.4%
Canadian Government:
1% 2/1/15	CAD	310,000	305,227
1.5% 3/1/17	CAD	330,000	328,054
2.75% 6/1/22	CAD	1,032,000	1,100,045
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
4% 6/1/41	CAD	543,000	$ 695,276
5.75% 6/1/33	CAD	100,000	150,132
Canadian Government Treasury Bills 1.0098% 8/15/13	CAD	8,000,000	7,845,332
TOTAL CANADA			10,424,066
France - 1.1%
French Government:
OAT:
3% 4/25/22	EUR	200,000	280,039
4.5% 4/25/41	EUR	50,000	80,217
5.5% 4/25/29	EUR	80,000	139,440
2.25% 10/25/22	EUR	780,000	1,019,839
TOTAL FRANCE			1,519,535
Germany - 2.1%
German Federal Republic:
1.5% 9/4/22	EUR	1,415,000	1,859,156
1.75% 7/4/22	EUR	70,000	94,290
2.5% 7/4/44	EUR	535,000	729,138
3.5% 7/4/19	EUR	100,000	151,668
4.75% 7/4/34	EUR	50,000	92,993
TOTAL GERMANY			2,927,245
Ireland - 0.2%
Irish Republic 4.5% 4/18/20	EUR	250,000	334,781
Japan - 1.6%
Japan Government 1.6% 3/20/33	JPY	207,950,000	2,285,921
Malaysia - 2.9%
Malaysian Government:
3.314% 10/31/17	MYR	11,200,000	3,633,156
3.418% 8/15/22	MYR	1,600,000	515,189
TOTAL MALAYSIA			4,148,345
Mexico - 5.4%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	1,004,858
6.5% 6/9/22	MXN	34,830,000	3,142,995
7.5% 6/3/27	MXN	11,910,000	1,170,291
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	12,500,000	$ 1,145,857
8.5% 5/31/29	MXN	11,620,000	1,240,624
TOTAL MEXICO			7,704,625
Netherlands - 3.1%
Dutch Government:
(Reg.S) 1.75% 7/15/23	EUR	1,400,000	1,792,534
4.5% 7/15/17	EUR	1,775,000	2,650,191
TOTAL NETHERLANDS			4,442,725
Singapore - 2.1%
Republic of Singapore:
3% 9/1/24	SGD	2,025,000	1,817,183
3.25% 9/1/20	SGD	1,290,000	1,191,977
TOTAL SINGAPORE			3,009,160
South Africa - 0.6%
South African Republic:
7.75% 2/28/23	ZAR	4,180,000	484,060
10.5% 12/21/26	ZAR	2,570,000	353,863
TOTAL SOUTH AFRICA			837,923
Sweden - 4.7%
Swedish Kingdom:
3.5% 6/1/22	SEK	10,115,000	1,786,339
3.75% 8/12/17	SEK	28,420,000	4,829,802
TOTAL SWEDEN			6,616,141
Thailand - 0.7%
Kingdom of Thailand 5.25% 5/12/14	THB	28,540,000	1,001,068
United Kingdom - 2.2%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	557,717
3.75% 9/7/20	GBP	1,470,000	2,622,013
TOTAL UNITED KINGDOM			3,179,730
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,525,327)			57,558,793
Municipal Securities - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,686)		$ 100,000	$ 139,184
Floating Rate Loans - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		20,000	20,600
First Data Corp. term loan 4.2042% 3/24/18 (h)		30,000	29,888
TOTAL FLOATING RATE LOANS (Cost $49,192)			50,488
Preferred Securities - 1.0%

Germany - 0.4%
RWE AG 4.625% (e)(h)	420,000	560,705
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(h)	590,000	823,217
TOTAL PREFERRED SECURITIES (Cost $1,408,950)		1,383,922
Fixed-Income Funds - 9.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $13,396,979)	122,593	13,373,670
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.15% (a) (Cost $15,185,347)	15,185,347	15,185,347
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.00% (Cost $24,650)	4/17/13	$ 8,500,000	$ 1,439
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $142,133,184)	142,642,615
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(621,324)
NET ASSETS - 100%	$ 142,021,291
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
1 CBOT 5 Year U.S. Treasury Note Contracts	June 2013	$ 124,055	$ 108
29 CBOT U.S. Treasury Long Bond Contracts	June 2013	4,189,594	53,674
15 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	2,363,906	18,249
TOTAL PURCHASED		6,677,555	72,031
Sold
Bond Index Contracts
8 Eurex Euro Bund Index Contracts (Germany)	June 2013	1,491,971	(21,543)
32 Eurex Euro-Bobl Index Contracts (Germany)	June 2013	5,197,953	(35,179)
39 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2013	7,038,731	(227,075)
TOTAL BOND INDEX CONTRACTS		13,728,655	(283,797)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
40 CBOT 10 Year U.S. Treasury Note Contracts	June 2013	$ 5,279,375	$ (57,317)
TOTAL SOLD		19,008,030	(341,114)
		$ 25,685,585	$ (269,083)

The face value of futures purchased as a percentage of net assets is 4.7%

The face value of futures sold as a percentage of net assets is 13.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/2/13	GBP	Deutsche Bank AG	Buy	84,000	$ 127,551	$ 83
6/20/13	AUD	Barclays Bank PLC, London	Sell	95,000	98,405	124
6/20/13	AUD	Barclays Bank PLC, London	Sell	117,000	118,859	(2,182)
6/20/13	AUD	Credit Suisse Intl.	Buy	1,470,000	1,493,835	26,936
6/20/13	AUD	Credit Suisse Intl.	Sell	7,557,000	7,673,589	(144,414)
6/20/13	AUD	JPMorgan Chase Bank	Buy	508,000	521,679	3,866
6/20/13	AUD	JPMorgan Chase Bank	Sell	110,000	112,141	(1,658)
6/20/13	CAD	Barclays Bank PLC, London	Buy	280,000	272,300	2,804
6/20/13	CAD	Barclays Bank PLC, London	Sell	205,000	198,652	(2,763)
6/20/13	CAD	Citibank NA	Buy	3,285,000	3,192,017	35,533
6/20/13	CAD	Credit Suisse Intl.	Sell	1,753,000	1,701,365	(20,977)
6/20/13	CAD	Credit Suisse Intl.	Sell	8,036,000	7,803,169	(92,292)
6/20/13	CAD	Deutsche Bank AG	Sell	64,000	62,617	(264)
6/20/13	CAD	JPMorgan Chase Bank	Sell	71,000	68,661	(1,097)
6/20/13	CHF	Barclays Bank PLC, London	Sell	150,000	158,395	210
6/20/13	CHF	Citibank NA	Buy	1,450,000	1,541,030	(11,902)
6/20/13	CHF	Deutsche Bank AG	Buy	248,000	262,170	(636)
6/20/13	CHF	Deutsche Bank AG	Sell	57,000	60,396	285
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	CLP	Citibank NA	Buy	63,872,000	$ 132,984	$ 864
6/20/13	CZK	Citibank NA	Buy	8,497,000	432,788	(9,973)
6/20/13	CZK	JPMorgan Chase Bank	Sell	2,123,000	108,136	2,494
6/20/13	CZK	JPMorgan Chase Bank	Sell	28,883,000	1,459,355	22,122
6/20/13	DKK	Citibank NA	Buy	5,837,000	1,021,759	(16,992)
6/20/13	DKK	Deutsche Bank AG	Sell	422,000	73,303	661
6/20/13	DKK	JPMorgan Chase Bank	Sell	1,366,000	238,227	3,087
6/20/13	EUR	Barclays Bank PLC, London	Buy	325,000	420,878	(4,019)
6/20/13	EUR	Barclays Bank PLC, London	Sell	20,000	25,552	(101)
6/20/13	EUR	Barclays Bank PLC, London	Sell	90,000	116,626	1,188
6/20/13	EUR	Barclays Bank PLC, London	Sell	101,000	132,350	2,803
6/20/13	EUR	Barclays Bank PLC, London	Sell	148,000	191,606	1,775
6/20/13	EUR	Barclays Bank PLC, London	Sell	561,000	726,273	6,711
6/20/13	EUR	Barclays Bank PLC, London	Sell	846,000	1,104,170	19,054
6/20/13	EUR	Citibank NA	Sell	454,000	592,348	10,028
6/20/13	EUR	Credit Suisse Intl.	Buy	1,076,000	1,411,392	(31,269)
6/20/13	EUR	Credit Suisse Intl.	Buy	2,474,000	3,230,131	(56,872)
6/20/13	EUR	Credit Suisse Intl.	Sell	300,000	389,713	4,920
6/20/13	EUR	Credit Suisse Intl.	Sell	400,000	518,049	4,992
6/20/13	EUR	Deutsche Bank AG	Buy	163,000	209,426	(355)
6/20/13	EUR	Deutsche Bank AG	Buy	372,000	481,484	(4,341)
6/20/13	EUR	Deutsche Bank AG	Buy	13,534,000	17,686,840	(327,550)
6/20/13	EUR	Deutsche Bank AG	Sell	119,000	153,225	590
6/20/13	EUR	Deutsche Bank AG	Sell	317,000	410,345	3,747
6/20/13	EUR	JPMorgan Chase Bank	Buy	1,060,000	1,372,977	(13,375)
6/20/13	EUR	JPMorgan Chase Bank	Sell	153,000	197,801	1,557
6/20/13	EUR	JPMorgan Chase Bank	Sell	232,000	302,520	4,947
6/20/13	EUR	JPMorgan Chase Bank	Sell	483,000	633,358	13,842
6/20/13	EUR	JPMorgan Chase Bank	Sell	500,000	649,809	8,487
6/20/13	EUR	JPMorgan Chase Bank	Sell	578,000	738,856	(2,512)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	EUR	JPMorgan Chase Bank	Sell	643,000	$ 836,335	$ 11,595
6/20/13	GBP	Barclays Bank PLC, London	Sell	30,000	45,296	(268)
6/20/13	GBP	Barclays Bank PLC, London	Sell	140,000	210,032	(2,599)
6/20/13	GBP	Credit Suisse Intl.	Buy	400,000	605,955	1,560
6/20/13	GBP	Credit Suisse Intl.	Buy	961,000	1,454,189	5,365
6/20/13	GBP	Credit Suisse Intl.	Sell	7,744,000	11,739,981	(21,505)
6/20/13	GBP	Deutsche Bank AG	Buy	40,000	60,472	279
6/20/13	GBP	Deutsche Bank AG	Sell	151,000	229,192	(144)
6/20/13	GBP	JPMorgan Chase Bank	Buy	361,000	539,135	9,147
6/20/13	GBP	JPMorgan Chase Bank	Sell	74,000	110,350	(2,040)
6/20/13	GBP	JPMorgan Chase Bank	Sell	125,000	186,031	(3,817)
6/20/13	GBP	JPMorgan Chase Bank	Sell	133,000	200,983	(1,016)
6/20/13	JPY	Barclays Bank PLC, London	Buy	143,150,000	1,508,866	12,732
6/20/13	JPY	Barclays Bank PLC, London	Buy	1,283,450,000	13,787,654	(145,364)
6/20/13	JPY	Barclays Bank PLC, London	Sell	7,350,000	78,087	(39)
6/20/13	JPY	Barclays Bank PLC, London	Sell	14,650,000	152,720	(3,001)
6/20/13	JPY	Barclays Bank PLC, London	Sell	17,300,000	181,144	(2,744)
6/20/13	JPY	Barclays Bank PLC, London	Sell	24,800,000	261,616	(1,993)
6/20/13	JPY	Barclays Bank PLC, London	Sell	29,250,000	304,007	(6,902)
6/20/13	JPY	Citibank NA	Sell	29,665,000	309,060	(6,261)
6/20/13	JPY	Citibank NA	Sell	43,700,000	468,968	4,463
6/20/13	JPY	Credit Suisse Intl.	Buy	8,150,000	86,409	220
6/20/13	JPY	Credit Suisse Intl.	Buy	53,100,000	570,337	(5,916)
6/20/13	JPY	Credit Suisse Intl.	Sell	12,350,000	130,045	(1,228)
6/20/13	JPY	Credit Suisse Intl.	Sell	145,650,000	1,516,690	(31,481)
6/20/13	JPY	Deutsche Bank AG	Buy	11,150,000	118,659	(141)
6/20/13	JPY	JPMorgan Chase Bank	Sell	28,000,000	297,836	213
6/20/13	KRW	Barclays Bank PLC, London	Sell	213,600,000	193,391	1,296
6/20/13	KRW	Barclays Bank PLC, London	Sell	237,500,000	217,193	3,604
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	KRW	Citibank NA	Buy	4,775,800,000	$ 4,364,250	$ (69,278)
6/20/13	KRW	Credit Suisse Intl.	Buy	870,300,000	796,358	(13,680)
6/20/13	KRW	Deutsche Bank AG	Sell	101,000,000	90,219	(612)
6/20/13	KRW	Deutsche Bank AG	Sell	119,900,000	108,164	336
6/20/13	KRW	JPMorgan Chase Bank	Sell	120,300,000	107,387	(801)
6/20/13	MXN	Barclays Bank PLC, London	Buy	18,318,000	1,467,790	3,579
6/20/13	MXN	Barclays Bank PLC, London	Sell	2,433,000	194,745	(682)
6/20/13	MXN	Citibank NA	Buy	8,549,000	670,037	16,650
6/20/13	MXN	Credit Suisse Intl.	Buy	124,278,000	9,776,038	206,422
6/20/13	MXN	Credit Suisse Intl.	Sell	11,488,000	892,873	(29,885)
6/20/13	MXN	Deutsche Bank AG	Sell	666,000	53,524	28
6/20/13	MXN	JPMorgan Chase Bank	Sell	1,600,000	127,524	(994)
6/20/13	MXN	JPMorgan Chase Bank	Sell	2,400,000	186,043	(6,733)
6/20/13	MXN	JPMorgan Chase Bank	Sell	157,760,000	12,276,087	(395,768)
6/20/13	MYR	Barclays Bank PLC, London	Sell	13,361,000	4,274,563	(34,048)
6/20/13	MYR	Credit Suisse Intl.	Buy	4,622,000	1,479,987	10,500
6/20/13	MYR	JPMorgan Chase Bank	Sell	319,000	101,589	(1,281)
6/20/13	NOK	Barclays Bank PLC, London	Sell	562,000	97,335	1,433
6/20/13	NOK	Citibank NA	Buy	2,430,000	423,783	(9,117)
6/20/13	NZD	Barclays Bank PLC, London	Sell	162,000	132,738	(2,043)
6/20/13	NZD	Citibank NA	Buy	557,000	456,835	6,580
6/20/13	PLN	Barclays Bank PLC, London	Sell	331,000	103,636	2,669
6/20/13	PLN	Citibank NA	Buy	7,931,000	2,478,143	(58,898)
6/20/13	PLN	Credit Suisse Intl.	Sell	558,000	174,104	3,893
6/20/13	PLN	Deutsche Bank AG	Sell	2,445,000	742,033	(3,781)
6/20/13	SEK	Barclays Bank PLC, London	Sell	700,000	107,371	145
6/20/13	SEK	Credit Suisse Intl.	Buy	8,329,531	1,303,206	(27,283)
6/20/13	SEK	Deutsche Bank AG	Sell	433,000	66,484	157
6/20/13	SEK	JPMorgan Chase Bank	Buy	9,866,171	1,532,089	(20,782)
6/20/13	SEK	JPMorgan Chase Bank	Sell	859,000	134,789	3,207
6/20/13	SEK	JPMorgan Chase Bank	Sell	51,923,000	8,098,670	145,071
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	SGD	Citibank NA	Sell	5,128,000	$ 4,114,140	$ (21,057)
6/20/13	SGD	Credit Suisse Intl.	Buy	1,419,000	1,136,534	7,742
6/20/13	SGD	Deutsche Bank AG	Sell	46,000	36,983	(111)
6/20/13	SGD	JPMorgan Chase Bank	Buy	554,000	444,698	2,045
6/20/13	THB	Deutsche Bank AG	Sell	3,040,000	103,807	6
6/20/13	THB	JPMorgan Chase Bank	Buy	19,684,000	657,558	14,559
6/20/13	THB	JPMorgan Chase Bank	Sell	3,974,000	132,910	(2,784)
6/20/13	TRY	Citibank NA	Buy	3,731,000	2,051,325	(11,527)
6/20/13	TRY	Credit Suisse Intl.	Sell	758,000	416,914	2,503
6/20/13	TRY	Deutsche Bank AG	Sell	2,665,000	1,445,855	(11,144)
6/20/13	TRY	JPMorgan Chase Bank	Sell	308,000	167,877	(512)
6/20/13	ZAR	Citibank NA	Buy	1,055,000	114,706	(1,284)
6/20/13	ZAR	Credit Suisse Intl.	Sell	1,790,000	195,224	2,782
6/20/13	ZAR	Deutsche Bank AG	Sell	670,000	72,257	226
6/20/13	ZAR	JPMorgan Chase Bank	Sell	732,000	78,280	(416)
						$ (1,041,787)
Swap Agreements
Credit Default Swaps
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Akzo Nobel Sweden Finance AB	Jun. 2018	Deutsche Bank AG	(1%)	EUR	380,000	$ (122)	$ 3,023	$ 2,901
BBVA Senior Finance SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	600,000	17,732	(9,069)	8,663
CDX N.A. High Yield 5-Year Series 19 Index	Dec. 2017	Deutsche Bank AG	(5%)		2,200,000	(94,942)	93,620	(1,322)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	15,383	(22,274)	(6,891)
Next PLC	Jun. 2018	Citibank	(1%)	EUR	350,000	712	(1,853)	(1,141)
PPR SA	Dec. 2017	Credit Suisse	(1%)	EUR	200,000	(791)	(2,882)	(3,673)
Santander Intl Debt SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	600,000	8,887	(2,560)	6,327
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection - continued
Valeo SA	Jun. 2018	Citibank	(1%)	EUR	350,000	$ 17,572	$ (14,895)	$ 2,677
WPP Group PLC	Dec. 2017	Credit Suisse	(1%)	EUR	110,000	(1,655)	129	(1,526)
TOTAL CREDIT DEFAULT SWAPS						$ (37,224)	$ 43,239	$ 6,015

(1) Notional amount is stated in U.S. dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,563,611 or 1.8% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $380,046.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,839
Fidelity Mortgage Backed Securities Central Fund	71,011
Total	$ 78,850
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 5,951,089	$ 2,788,778	$ 13,373,670	0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 37,471,974	$ -	$ 37,471,974	$ -
Commercial Mortgage Securities	8,781,723	-	8,781,723	-
U.S. Government and Government Agency Obligations	8,696,075	-	8,696,075	-
Foreign Government and Government Agency Obligations	57,558,793	-	57,558,793	-
Municipal Securities	139,184	-	139,184	-
Floating Rate Loans	50,488	-	50,488	-
Preferred Securities	1,383,922	-	1,383,922	-
Fixed-Income Funds	13,373,670	13,373,670	-	-
Money Market Funds	15,185,347	15,185,347	-	-
Purchased Swaptions	1,439	-	1,439	-
Total Investments in Securities:	$ 142,642,615	$ 28,559,017	$ 114,083,598	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 664,717	$ -	$ 664,717	$ -
Futures Contracts	72,031	72,031	-	-
Swap Agreements	60,286	-	60,286	-
Total Assets	$ 797,034	$ 72,031	$ 725,003	$ -
Liabilities
Foreign Currency Contracts	$ (1,706,504)	$ -	$ (1,706,504)	$ -
Futures Contracts	(341,114)	(341,114)	-	-
Swap Agreements	(97,510)	-	(97,510)	-
Total Liabilities	$ (2,145,128)	$ (341,114)	$ (1,804,014)	$ -
Total Other Derivative Instruments:	$ (1,348,094)	$ (269,083)	$ (1,079,011)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $142,136,390. Net unrealized appreciation aggregated $506,225, of which $3,094,524 related to appreciated investment securities and $2,588,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions."

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements: A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

For additional information on the Fund's policy regarding valuation of investments, derivative instruments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global Bond Fund

March 31, 2013

1.939066.100

GLB-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 70,000	$ 72,188
7% 11/1/15 (d)		95,000	99,513
TOTAL AUSTRALIA			171,701
Bermuda - 0.2%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,463
Digicel Group Ltd. 8.25% 9/30/20 (d)		200,000	212,000
NCL Corp. Ltd. 5% 2/15/18 (d)		15,000	15,281
TOTAL BERMUDA			232,744
Canada - 0.0%
Atlantic Power Corp. 9% 11/15/18		20,000	20,900
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,300
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,263
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,169
9.75% 11/1/19 (d)		15,000	14,700
TOTAL CANADA			77,332
Cayman Islands - 1.5%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		10,000	10,200
7.5% 11/1/19 (d)		15,000	15,938
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	110,138
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	540,000	913,109
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		150,000	161,445
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (h)	GBP	425,000	727,967
6.375% 8/19/39	GBP	100,000	199,084
TOTAL CAYMAN ISLANDS			2,137,881
Denmark - 0.9%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	470,000	611,781
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	340,000	610,623
TOTAL DENMARK			1,222,404
France - 0.6%
AXA SA 5.125% 7/4/43 (h)	EUR	200,000	258,989
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
France - continued
EDF SA 5.375% 12/31/49 (h)	EUR	300,000	$ 388,332
Veolia Environnement SA 4.45% (e)(h)	EUR	200,000	246,545
TOTAL FRANCE			893,866
Germany - 1.0%
Deutsche Post AG 2.875% 12/11/24	EUR	300,000	406,305
Muenchener Rueckversicherungs AG 6% 5/26/41 (h)	EUR	400,000	595,483
SAP AG 2.125% 11/13/19	EUR	280,000	366,633
TOTAL GERMANY			1,368,421
Ireland - 0.9%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	250,000	324,516
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (d)		200,000	205,500
Cloverie PLC 6.625% 9/1/42 (h)	EUR	350,000	537,375
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	273,945
TOTAL IRELAND			1,341,336
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,282
7.25% 3/15/18		20,000	22,900
7.5% 10/15/27		40,000	45,400
TOTAL LIBERIA			83,582
Luxembourg - 0.9%
Gelf Bond Issuer I SA 3.125% 4/3/18 (Reg. S)	EUR	250,000	320,889
Hannover Finance SA 5% 6/30/43 (h)	EUR	500,000	682,239
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		75,000	79,125
7.25% 4/1/19		20,000	21,900
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)(f)		30,000	30,525
11.5% 2/4/17 pay-in-kind (h)		20,000	21,240
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	100,000	150,753
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		15,000	14,850
TOTAL LUXEMBOURG			1,321,521
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.6%
Petroleos Mexicanos:
5.5% 6/27/44		$ 200,000	$ 206,500
6.5% 6/2/41		500,000	588,750
TOTAL MEXICO			795,250
Netherlands - 0.5%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	205,443
InterGen NV 9% 6/30/17 (d)		75,000	73,688
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)		5,000	5,188
Rabobank Nederland 5.875% 5/20/19	EUR	240,000	365,855
TOTAL NETHERLANDS			650,174
Norway - 0.0%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,228
Sweden - 0.4%
Securitas AB 2.25% 3/14/18	EUR	410,000	531,087
United Kingdom - 8.7%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	202,990
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	495,000	831,856
BAT International Finance PLC:
6% 6/29/22	GBP	300,000	571,629
7.25% 3/12/24	GBP	100,000	205,896
Eastern Power Networks PLC 5.75% 3/8/24	GBP	470,000	860,435
ENW Finance PLC 6.125% 7/21/21	GBP	425,000	781,353
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	700,000	1,287,427
Hammerson PLC 2.75% 9/26/19	EUR	520,000	691,877
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	300,000	562,133
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	171,332
9% 2/17/22	GBP	530,000	1,154,627
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,531
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	270,000	431,821
6% 12/9/16	GBP	100,000	174,020
Marks & Spencer PLC 4.75% 6/12/25	GBP	250,000	388,833
Nationwide Building Society:
4.125% 3/20/23 (Reg. S)	EUR	250,000	317,691
6.75% 7/22/20	EUR	315,000	463,585
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	780,000	1,367,275
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	200,000	311,464
Standard Life PLC 5.5% 12/4/42 (h)	GBP	440,000	701,186
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
Tesco PLC 5.5% 12/13/19	GBP	350,000	$ 629,737
Virgin Media Finance PLC 4.875% 2/15/22		125,000	126,100
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	180,043
TOTAL UNITED KINGDOM			12,418,841
United States of America - 10.0%
Ally Financial, Inc.:
7.5% 9/15/20		15,000	18,300
8% 3/15/20		75,000	93,000
Alpha Natural Resources, Inc.:
6% 6/1/19		15,000	13,763
6.25% 6/1/21		5,000	4,475
AMC Networks, Inc. 4.75% 12/15/22		10,000	9,950
American Axle & Manufacturing, Inc. 6.25% 3/15/21		20,000	20,450
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,700
Amgen, Inc. 5.375% 5/15/43		500,000	557,170
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	143,290
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,200
9.375% 12/1/17		20,000	21,700
Aon Corp. 5% 9/30/20		100,000	115,139
APX Group, Inc. 8.75% 12/1/20 (d)		5,000	5,069
ARAMARK Corp. 5.75% 3/15/20 (d)		10,000	10,250
Ashland, Inc.:
3% 3/15/16 (d)		5,000	5,075
3.875% 4/15/18 (d)		5,000	5,063
Axiall Corp. 4.875% 5/15/23 (d)		10,000	10,200
Brandywine Operating Partnership LP 3.95% 2/15/23		500,000	501,943
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		15,000	14,513
Building Materials Corp. of America:
6.75% 5/1/21 (d)		30,000	32,775
6.875% 8/15/18 (d)		60,000	64,350
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	4,950
8.625% 9/15/17		20,000	23,250
CB Richard Ellis Services, Inc.:
5% 3/15/23		10,000	10,113
6.625% 10/15/20		20,000	21,650
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		105,000	111,038
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
6.625% 1/31/22		$ 75,000	$ 80,250
7% 1/15/19		20,000	21,500
7.25% 10/30/17		20,000	21,550
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Ceridian Corp. 11.25% 11/15/15		20,000	20,650
Chesapeake Energy Corp.:
3.25% 3/15/16 (f)		15,000	15,169
5.375% 6/15/21 (f)		10,000	10,038
5.75% 3/15/23 (f)		10,000	10,138
6.125% 2/15/21		30,000	31,913
6.875% 11/15/20		75,000	81,750
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		10,000	10,963
8.25% 6/15/21		155,000	172,050
CIT Group, Inc.:
5.25% 3/15/18		75,000	81,000
5.375% 5/15/20		20,000	21,950
5.5% 2/15/19 (d)		70,000	76,825
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,650
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		5,000	5,119
5.25% 8/1/20		5,000	5,163
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,213
Comcast Corp. 4.65% 7/15/42		398,000	405,743
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,800
Continental Airlines, Inc. 6.75% 9/15/15 (d)		75,000	78,563
Covanta Holding Corp. 7.25% 12/1/20		125,000	137,682
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		10,000	9,675
CSC Holdings LLC 8.625% 2/15/19		30,000	36,000
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,913
Dana Holding Corp. 6.5% 2/15/19		15,000	16,088
DCP Midstream LLC 4.75% 9/30/21 (d)		230,000	245,731
Delphi Corp. 6.125% 5/15/21		15,000	16,500
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,143
Denbury Resources, Inc. 4.625% 7/15/23		15,000	14,475
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		$ 10,000	$ 9,950
Discover Financial Services 3.85% 11/21/22		620,000	638,108
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		5,000	5,550
9.875% 4/15/18		5,000	5,463
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,300
Duke Realty LP 6.5% 1/15/18		130,000	153,783
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	5,100
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,950
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,050
Equity One, Inc. 3.75% 11/15/22		500,000	498,780
ERP Operating LP 4.625% 12/15/21		620,000	695,688
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		125,000	144,063
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,675
Fifth Third Bancorp 8.25% 3/1/38		100,000	138,618
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,213
7.375% 6/15/19 (d)		10,000	10,625
FirstEnergy Corp. 7.375% 11/15/31		510,000	598,161
Ford Motor Co. 7.45% 7/16/31		5,000	6,324
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,550
Freescale Semiconductor, Inc. 8.05% 2/1/20		20,000	21,050
Frontier Oil Corp. 6.875% 11/15/18		15,000	16,238
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,238
GenCorp, Inc. 7.125% 3/15/21 (d)		5,000	5,275
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,775
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,238
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		35,000	35,044
HD Supply, Inc.:
7.5% 7/15/20 (d)		20,000	21,026
8.125% 4/15/19		10,000	11,300
10.5% 1/15/21		5,000	5,182
HealthSouth Corp. 7.25% 10/1/18		13,000	13,975
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Hexion US Finance Corp. 6.625% 4/15/20 (d)		15,000	15,057
IAC/InterActiveCorp 4.75% 12/15/22 (d)		35,000	34,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,825
8% 1/15/18		140,000	149,800
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,975
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
International Lease Finance Corp.: - continued
8.25% 12/15/20		$ 75,000	$ 91,875
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		20,000	25,450
8.875% 9/1/17		50,000	60,125
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,375
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,850
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	21,200
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,900
Lennar Corp. 4.75% 12/15/17		60,000	62,850
Liberty Property LP:
3.375% 6/15/23		575,000	571,296
4.75% 10/1/20		100,000	110,432
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		125,000	130,313
8.625% 4/15/20		20,000	22,050
Masco Corp. 5.85% 3/15/17		20,000	22,104
MGM Mirage, Inc.:
6.625% 12/15/21		75,000	78,656
6.75% 10/1/20 (d)		5,000	5,313
7.625% 1/15/17		20,000	22,200
Mirant Americas Generation LLC 9.125% 5/1/31		65,000	72,638
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	111,557
NCR Corp. 4.625% 2/15/21 (d)		130,000	129,350
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,950
NeuStar, Inc. 4.5% 1/15/23 (d)		5,000	4,775
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		5,000	4,994
7.75% 10/15/18		15,000	16,650
NiSource Finance Corp.:
4.45% 12/1/21		150,000	165,242
5.25% 2/15/43		360,000	377,811
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	15,863
NSG Holdings II, LLC 7.75% 12/15/25 (d)		100,000	105,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		20,000	20,200
Oil States International, Inc. 6.5% 6/1/19		25,000	26,750
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,613
Peabody Energy Corp. 6.25% 11/15/21		60,000	62,400
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,588
PolyOne Corp. 5.25% 3/15/23 (d)		5,000	5,050
Post Holdings, Inc. 7.375% 2/15/22		10,000	10,938
Prudential Financial, Inc. 4.5% 11/16/21		600,000	667,893
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc. 6.5% 12/15/20		$ 20,000	$ 23,242
Regions Financial Corp. 7.75% 11/10/14		120,000	132,298
Reynolds American, Inc. 3.25% 11/1/22		820,000	811,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		80,000	81,800
8.5% 5/15/18 (c)		10,000	10,513
9.875% 8/15/19		15,000	16,444
Rite Aid Corp.:
9.25% 3/15/20		195,000	220,106
9.5% 6/15/17		20,000	20,975
Rockwood Specialties Group, Inc. 4.625% 10/15/20		10,000	10,225
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,725
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,638
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,150
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,475
8.125% 9/15/19 (d)		10,000	11,300
Severstal Columbus LLC 10.25% 2/15/18		15,000	16,275
Sprint Capital Corp. 8.75% 3/15/32		30,000	35,775
Sprint Nextel Corp.:
6% 12/1/16		20,000	21,700
7% 3/1/20 (d)		20,000	23,300
7% 8/15/20		105,000	115,500
9% 11/15/18 (d)		25,000	30,906
Standard Pacific Corp.:
8.375% 5/15/18		95,000	111,863
8.375% 1/15/21		20,000	23,650
10.75% 9/15/16		20,000	24,800
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		15,000	15,450
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		5,000	5,057
6.125% 8/15/19 (d)		5,000	5,413
7.625% 3/15/20		30,000	33,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		25,000	26,000
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,481
Tesoro Corp. 4.25% 10/1/17		5,000	5,225
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		$ 5,000	$ 5,250
The AES Corp.:
7.375% 7/1/21		100,000	116,000
7.75% 10/15/15		10,000	11,200
8% 10/15/17		20,000	23,400
The Dow Chemical Co. 4.125% 11/15/21		630,000	674,871
Time Warner, Inc. 4.9% 6/15/42		400,000	402,516
TransDigm, Inc. 5.5% 10/15/20 (d)		20,000	20,850
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		30,000	32,025
Triumph Group, Inc. 4.875% 4/1/21 (d)		10,000	10,100
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,550
TRW Automotive, Inc. 4.5% 3/1/21 (d)		15,000	15,263
Univision Communications, Inc.:
6.875% 5/15/19 (d)		10,000	10,700
8.5% 5/15/21 (d)		15,000	16,125
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,272
6.5% 7/15/16 (d)		5,000	5,219
6.875% 12/1/18 (d)		10,000	10,744
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		15,000	15,938
VPI Escrow Corp. 6.375% 10/15/20 (d)		110,000	116,325
WellPoint, Inc.:
3.3% 1/15/23		500,000	507,050
4.625% 5/15/42		110,000	110,627
Western Refining, Inc. 6.25% 4/1/21 (d)		5,000	5,113
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		10,000	10,463
TOTAL UNITED STATES OF AMERICA			14,159,606
TOTAL NONCONVERTIBLE BONDS (Cost $37,914,063)			37,471,974
Commercial Mortgage Securities - 6.2%

United States of America - 6.2%
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		2,150,000	2,451,219
Series 2006-GG7 Class A4, 5.8616% 7/10/38 (h)		1,115,000	1,258,897
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
United States of America - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		$ 2,200,000	$ 2,507,325
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		1,540,000	1,742,268
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	563,750
Series 2007-C32 Class A3, 5.7384% 6/15/49 (h)		225,000	258,264
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,818,983)			8,781,723
U.S. Government and Government Agency Obligations - 6.1%

U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds 3.5% 2/15/39		770,000	838,819
U.S. Treasury Notes:
0.875% 1/31/18		2,985,000	3,005,522
1.5% 7/31/16 (g)		1,950,000	2,019,317
1.625% 11/15/22		1,649,000	1,621,173
1.75% 5/15/22		634,000	636,378
2% 2/15/22		134,000	137,853
2.375% 2/28/15		420,000	437,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,684,007)			8,696,075
Foreign Government and Government Agency Obligations - 40.5%

Australia - 6.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,923,214
5.5% 4/21/23	AUD	4,195,000	5,132,630
5.75% 7/15/22	AUD	58,000	71,684
TOTAL AUSTRALIA			9,127,528
Canada - 7.4%
Canadian Government:
1% 2/1/15	CAD	310,000	305,227
1.5% 3/1/17	CAD	330,000	328,054
2.75% 6/1/22	CAD	1,032,000	1,100,045
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
4% 6/1/41	CAD	543,000	$ 695,276
5.75% 6/1/33	CAD	100,000	150,132
Canadian Government Treasury Bills 1.0098% 8/15/13	CAD	8,000,000	7,845,332
TOTAL CANADA			10,424,066
France - 1.1%
French Government:
OAT:
3% 4/25/22	EUR	200,000	280,039
4.5% 4/25/41	EUR	50,000	80,217
5.5% 4/25/29	EUR	80,000	139,440
2.25% 10/25/22	EUR	780,000	1,019,839
TOTAL FRANCE			1,519,535
Germany - 2.1%
German Federal Republic:
1.5% 9/4/22	EUR	1,415,000	1,859,156
1.75% 7/4/22	EUR	70,000	94,290
2.5% 7/4/44	EUR	535,000	729,138
3.5% 7/4/19	EUR	100,000	151,668
4.75% 7/4/34	EUR	50,000	92,993
TOTAL GERMANY			2,927,245
Ireland - 0.2%
Irish Republic 4.5% 4/18/20	EUR	250,000	334,781
Japan - 1.6%
Japan Government 1.6% 3/20/33	JPY	207,950,000	2,285,921
Malaysia - 2.9%
Malaysian Government:
3.314% 10/31/17	MYR	11,200,000	3,633,156
3.418% 8/15/22	MYR	1,600,000	515,189
TOTAL MALAYSIA			4,148,345
Mexico - 5.4%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	1,004,858
6.5% 6/9/22	MXN	34,830,000	3,142,995
7.5% 6/3/27	MXN	11,910,000	1,170,291
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	12,500,000	$ 1,145,857
8.5% 5/31/29	MXN	11,620,000	1,240,624
TOTAL MEXICO			7,704,625
Netherlands - 3.1%
Dutch Government:
(Reg.S) 1.75% 7/15/23	EUR	1,400,000	1,792,534
4.5% 7/15/17	EUR	1,775,000	2,650,191
TOTAL NETHERLANDS			4,442,725
Singapore - 2.1%
Republic of Singapore:
3% 9/1/24	SGD	2,025,000	1,817,183
3.25% 9/1/20	SGD	1,290,000	1,191,977
TOTAL SINGAPORE			3,009,160
South Africa - 0.6%
South African Republic:
7.75% 2/28/23	ZAR	4,180,000	484,060
10.5% 12/21/26	ZAR	2,570,000	353,863
TOTAL SOUTH AFRICA			837,923
Sweden - 4.7%
Swedish Kingdom:
3.5% 6/1/22	SEK	10,115,000	1,786,339
3.75% 8/12/17	SEK	28,420,000	4,829,802
TOTAL SWEDEN			6,616,141
Thailand - 0.7%
Kingdom of Thailand 5.25% 5/12/14	THB	28,540,000	1,001,068
United Kingdom - 2.2%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	557,717
3.75% 9/7/20	GBP	1,470,000	2,622,013
TOTAL UNITED KINGDOM			3,179,730
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,525,327)			57,558,793
Municipal Securities - 0.1%
		Principal Amount (b)	Value
United States of America - 0.1%
California Gen. Oblig. 7.5% 4/1/34 (Cost $125,686)		$ 100,000	$ 139,184
Floating Rate Loans - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		20,000	20,600
First Data Corp. term loan 4.2042% 3/24/18 (h)		30,000	29,888
TOTAL FLOATING RATE LOANS (Cost $49,192)			50,488
Preferred Securities - 1.0%

Germany - 0.4%
RWE AG 4.625% (e)(h)	420,000	560,705
Sweden - 0.6%
Vattenfall Treasury AB 5.25% (e)(h)	590,000	823,217
TOTAL PREFERRED SECURITIES (Cost $1,408,950)		1,383,922
Fixed-Income Funds - 9.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $13,396,979)	122,593	13,373,670
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.15% (a) (Cost $15,185,347)	15,185,347	15,185,347
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.00% (Cost $24,650)	4/17/13	$ 8,500,000	$ 1,439
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $142,133,184)	142,642,615
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(621,324)
NET ASSETS - 100%	$ 142,021,291
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
1 CBOT 5 Year U.S. Treasury Note Contracts	June 2013	$ 124,055	$ 108
29 CBOT U.S. Treasury Long Bond Contracts	June 2013	4,189,594	53,674
15 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	2,363,906	18,249
TOTAL PURCHASED		6,677,555	72,031
Sold
Bond Index Contracts
8 Eurex Euro Bund Index Contracts (Germany)	June 2013	1,491,971	(21,543)
32 Eurex Euro-Bobl Index Contracts (Germany)	June 2013	5,197,953	(35,179)
39 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2013	7,038,731	(227,075)
TOTAL BOND INDEX CONTRACTS		13,728,655	(283,797)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
40 CBOT 10 Year U.S. Treasury Note Contracts	June 2013	$ 5,279,375	$ (57,317)
TOTAL SOLD		19,008,030	(341,114)
		$ 25,685,585	$ (269,083)

The face value of futures purchased as a percentage of net assets is 4.7%

The face value of futures sold as a percentage of net assets is 13.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
4/2/13	GBP	Deutsche Bank AG	Buy	84,000	$ 127,551	$ 83
6/20/13	AUD	Barclays Bank PLC, London	Sell	95,000	98,405	124
6/20/13	AUD	Barclays Bank PLC, London	Sell	117,000	118,859	(2,182)
6/20/13	AUD	Credit Suisse Intl.	Buy	1,470,000	1,493,835	26,936
6/20/13	AUD	Credit Suisse Intl.	Sell	7,557,000	7,673,589	(144,414)
6/20/13	AUD	JPMorgan Chase Bank	Buy	508,000	521,679	3,866
6/20/13	AUD	JPMorgan Chase Bank	Sell	110,000	112,141	(1,658)
6/20/13	CAD	Barclays Bank PLC, London	Buy	280,000	272,300	2,804
6/20/13	CAD	Barclays Bank PLC, London	Sell	205,000	198,652	(2,763)
6/20/13	CAD	Citibank NA	Buy	3,285,000	3,192,017	35,533
6/20/13	CAD	Credit Suisse Intl.	Sell	1,753,000	1,701,365	(20,977)
6/20/13	CAD	Credit Suisse Intl.	Sell	8,036,000	7,803,169	(92,292)
6/20/13	CAD	Deutsche Bank AG	Sell	64,000	62,617	(264)
6/20/13	CAD	JPMorgan Chase Bank	Sell	71,000	68,661	(1,097)
6/20/13	CHF	Barclays Bank PLC, London	Sell	150,000	158,395	210
6/20/13	CHF	Citibank NA	Buy	1,450,000	1,541,030	(11,902)
6/20/13	CHF	Deutsche Bank AG	Buy	248,000	262,170	(636)
6/20/13	CHF	Deutsche Bank AG	Sell	57,000	60,396	285
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	CLP	Citibank NA	Buy	63,872,000	$ 132,984	$ 864
6/20/13	CZK	Citibank NA	Buy	8,497,000	432,788	(9,973)
6/20/13	CZK	JPMorgan Chase Bank	Sell	2,123,000	108,136	2,494
6/20/13	CZK	JPMorgan Chase Bank	Sell	28,883,000	1,459,355	22,122
6/20/13	DKK	Citibank NA	Buy	5,837,000	1,021,759	(16,992)
6/20/13	DKK	Deutsche Bank AG	Sell	422,000	73,303	661
6/20/13	DKK	JPMorgan Chase Bank	Sell	1,366,000	238,227	3,087
6/20/13	EUR	Barclays Bank PLC, London	Buy	325,000	420,878	(4,019)
6/20/13	EUR	Barclays Bank PLC, London	Sell	20,000	25,552	(101)
6/20/13	EUR	Barclays Bank PLC, London	Sell	90,000	116,626	1,188
6/20/13	EUR	Barclays Bank PLC, London	Sell	101,000	132,350	2,803
6/20/13	EUR	Barclays Bank PLC, London	Sell	148,000	191,606	1,775
6/20/13	EUR	Barclays Bank PLC, London	Sell	561,000	726,273	6,711
6/20/13	EUR	Barclays Bank PLC, London	Sell	846,000	1,104,170	19,054
6/20/13	EUR	Citibank NA	Sell	454,000	592,348	10,028
6/20/13	EUR	Credit Suisse Intl.	Buy	1,076,000	1,411,392	(31,269)
6/20/13	EUR	Credit Suisse Intl.	Buy	2,474,000	3,230,131	(56,872)
6/20/13	EUR	Credit Suisse Intl.	Sell	300,000	389,713	4,920
6/20/13	EUR	Credit Suisse Intl.	Sell	400,000	518,049	4,992
6/20/13	EUR	Deutsche Bank AG	Buy	163,000	209,426	(355)
6/20/13	EUR	Deutsche Bank AG	Buy	372,000	481,484	(4,341)
6/20/13	EUR	Deutsche Bank AG	Buy	13,534,000	17,686,840	(327,550)
6/20/13	EUR	Deutsche Bank AG	Sell	119,000	153,225	590
6/20/13	EUR	Deutsche Bank AG	Sell	317,000	410,345	3,747
6/20/13	EUR	JPMorgan Chase Bank	Buy	1,060,000	1,372,977	(13,375)
6/20/13	EUR	JPMorgan Chase Bank	Sell	153,000	197,801	1,557
6/20/13	EUR	JPMorgan Chase Bank	Sell	232,000	302,520	4,947
6/20/13	EUR	JPMorgan Chase Bank	Sell	483,000	633,358	13,842
6/20/13	EUR	JPMorgan Chase Bank	Sell	500,000	649,809	8,487
6/20/13	EUR	JPMorgan Chase Bank	Sell	578,000	738,856	(2,512)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	EUR	JPMorgan Chase Bank	Sell	643,000	$ 836,335	$ 11,595
6/20/13	GBP	Barclays Bank PLC, London	Sell	30,000	45,296	(268)
6/20/13	GBP	Barclays Bank PLC, London	Sell	140,000	210,032	(2,599)
6/20/13	GBP	Credit Suisse Intl.	Buy	400,000	605,955	1,560
6/20/13	GBP	Credit Suisse Intl.	Buy	961,000	1,454,189	5,365
6/20/13	GBP	Credit Suisse Intl.	Sell	7,744,000	11,739,981	(21,505)
6/20/13	GBP	Deutsche Bank AG	Buy	40,000	60,472	279
6/20/13	GBP	Deutsche Bank AG	Sell	151,000	229,192	(144)
6/20/13	GBP	JPMorgan Chase Bank	Buy	361,000	539,135	9,147
6/20/13	GBP	JPMorgan Chase Bank	Sell	74,000	110,350	(2,040)
6/20/13	GBP	JPMorgan Chase Bank	Sell	125,000	186,031	(3,817)
6/20/13	GBP	JPMorgan Chase Bank	Sell	133,000	200,983	(1,016)
6/20/13	JPY	Barclays Bank PLC, London	Buy	143,150,000	1,508,866	12,732
6/20/13	JPY	Barclays Bank PLC, London	Buy	1,283,450,000	13,787,654	(145,364)
6/20/13	JPY	Barclays Bank PLC, London	Sell	7,350,000	78,087	(39)
6/20/13	JPY	Barclays Bank PLC, London	Sell	14,650,000	152,720	(3,001)
6/20/13	JPY	Barclays Bank PLC, London	Sell	17,300,000	181,144	(2,744)
6/20/13	JPY	Barclays Bank PLC, London	Sell	24,800,000	261,616	(1,993)
6/20/13	JPY	Barclays Bank PLC, London	Sell	29,250,000	304,007	(6,902)
6/20/13	JPY	Citibank NA	Sell	29,665,000	309,060	(6,261)
6/20/13	JPY	Citibank NA	Sell	43,700,000	468,968	4,463
6/20/13	JPY	Credit Suisse Intl.	Buy	8,150,000	86,409	220
6/20/13	JPY	Credit Suisse Intl.	Buy	53,100,000	570,337	(5,916)
6/20/13	JPY	Credit Suisse Intl.	Sell	12,350,000	130,045	(1,228)
6/20/13	JPY	Credit Suisse Intl.	Sell	145,650,000	1,516,690	(31,481)
6/20/13	JPY	Deutsche Bank AG	Buy	11,150,000	118,659	(141)
6/20/13	JPY	JPMorgan Chase Bank	Sell	28,000,000	297,836	213
6/20/13	KRW	Barclays Bank PLC, London	Sell	213,600,000	193,391	1,296
6/20/13	KRW	Barclays Bank PLC, London	Sell	237,500,000	217,193	3,604
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	KRW	Citibank NA	Buy	4,775,800,000	$ 4,364,250	$ (69,278)
6/20/13	KRW	Credit Suisse Intl.	Buy	870,300,000	796,358	(13,680)
6/20/13	KRW	Deutsche Bank AG	Sell	101,000,000	90,219	(612)
6/20/13	KRW	Deutsche Bank AG	Sell	119,900,000	108,164	336
6/20/13	KRW	JPMorgan Chase Bank	Sell	120,300,000	107,387	(801)
6/20/13	MXN	Barclays Bank PLC, London	Buy	18,318,000	1,467,790	3,579
6/20/13	MXN	Barclays Bank PLC, London	Sell	2,433,000	194,745	(682)
6/20/13	MXN	Citibank NA	Buy	8,549,000	670,037	16,650
6/20/13	MXN	Credit Suisse Intl.	Buy	124,278,000	9,776,038	206,422
6/20/13	MXN	Credit Suisse Intl.	Sell	11,488,000	892,873	(29,885)
6/20/13	MXN	Deutsche Bank AG	Sell	666,000	53,524	28
6/20/13	MXN	JPMorgan Chase Bank	Sell	1,600,000	127,524	(994)
6/20/13	MXN	JPMorgan Chase Bank	Sell	2,400,000	186,043	(6,733)
6/20/13	MXN	JPMorgan Chase Bank	Sell	157,760,000	12,276,087	(395,768)
6/20/13	MYR	Barclays Bank PLC, London	Sell	13,361,000	4,274,563	(34,048)
6/20/13	MYR	Credit Suisse Intl.	Buy	4,622,000	1,479,987	10,500
6/20/13	MYR	JPMorgan Chase Bank	Sell	319,000	101,589	(1,281)
6/20/13	NOK	Barclays Bank PLC, London	Sell	562,000	97,335	1,433
6/20/13	NOK	Citibank NA	Buy	2,430,000	423,783	(9,117)
6/20/13	NZD	Barclays Bank PLC, London	Sell	162,000	132,738	(2,043)
6/20/13	NZD	Citibank NA	Buy	557,000	456,835	6,580
6/20/13	PLN	Barclays Bank PLC, London	Sell	331,000	103,636	2,669
6/20/13	PLN	Citibank NA	Buy	7,931,000	2,478,143	(58,898)
6/20/13	PLN	Credit Suisse Intl.	Sell	558,000	174,104	3,893
6/20/13	PLN	Deutsche Bank AG	Sell	2,445,000	742,033	(3,781)
6/20/13	SEK	Barclays Bank PLC, London	Sell	700,000	107,371	145
6/20/13	SEK	Credit Suisse Intl.	Buy	8,329,531	1,303,206	(27,283)
6/20/13	SEK	Deutsche Bank AG	Sell	433,000	66,484	157
6/20/13	SEK	JPMorgan Chase Bank	Buy	9,866,171	1,532,089	(20,782)
6/20/13	SEK	JPMorgan Chase Bank	Sell	859,000	134,789	3,207
6/20/13	SEK	JPMorgan Chase Bank	Sell	51,923,000	8,098,670	145,071
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	SGD	Citibank NA	Sell	5,128,000	$ 4,114,140	$ (21,057)
6/20/13	SGD	Credit Suisse Intl.	Buy	1,419,000	1,136,534	7,742
6/20/13	SGD	Deutsche Bank AG	Sell	46,000	36,983	(111)
6/20/13	SGD	JPMorgan Chase Bank	Buy	554,000	444,698	2,045
6/20/13	THB	Deutsche Bank AG	Sell	3,040,000	103,807	6
6/20/13	THB	JPMorgan Chase Bank	Buy	19,684,000	657,558	14,559
6/20/13	THB	JPMorgan Chase Bank	Sell	3,974,000	132,910	(2,784)
6/20/13	TRY	Citibank NA	Buy	3,731,000	2,051,325	(11,527)
6/20/13	TRY	Credit Suisse Intl.	Sell	758,000	416,914	2,503
6/20/13	TRY	Deutsche Bank AG	Sell	2,665,000	1,445,855	(11,144)
6/20/13	TRY	JPMorgan Chase Bank	Sell	308,000	167,877	(512)
6/20/13	ZAR	Citibank NA	Buy	1,055,000	114,706	(1,284)
6/20/13	ZAR	Credit Suisse Intl.	Sell	1,790,000	195,224	2,782
6/20/13	ZAR	Deutsche Bank AG	Sell	670,000	72,257	226
6/20/13	ZAR	JPMorgan Chase Bank	Sell	732,000	78,280	(416)
						$ (1,041,787)
Swap Agreements
Credit Default Swaps
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Akzo Nobel Sweden Finance AB	Jun. 2018	Deutsche Bank AG	(1%)	EUR	380,000	$ (122)	$ 3,023	$ 2,901
BBVA Senior Finance SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	600,000	17,732	(9,069)	8,663
CDX N.A. High Yield 5-Year Series 19 Index	Dec. 2017	Deutsche Bank AG	(5%)		2,200,000	(94,942)	93,620	(1,322)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	15,383	(22,274)	(6,891)
Next PLC	Jun. 2018	Citibank	(1%)	EUR	350,000	712	(1,853)	(1,141)
PPR SA	Dec. 2017	Credit Suisse	(1%)	EUR	200,000	(791)	(2,882)	(3,673)
Santander Intl Debt SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	600,000	8,887	(2,560)	6,327
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection - continued
Valeo SA	Jun. 2018	Citibank	(1%)	EUR	350,000	$ 17,572	$ (14,895)	$ 2,677
WPP Group PLC	Dec. 2017	Credit Suisse	(1%)	EUR	110,000	(1,655)	129	(1,526)
TOTAL CREDIT DEFAULT SWAPS						$ (37,224)	$ 43,239	$ 6,015

(1) Notional amount is stated in U.S. dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,563,611 or 1.8% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $380,046.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,839
Fidelity Mortgage Backed Securities Central Fund	71,011
Total	$ 78,850
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 10,273,978	$ 5,951,089	$ 2,788,778	$ 13,373,670	0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 37,471,974	$ -	$ 37,471,974	$ -
Commercial Mortgage Securities	8,781,723	-	8,781,723	-
U.S. Government and Government Agency Obligations	8,696,075	-	8,696,075	-
Foreign Government and Government Agency Obligations	57,558,793	-	57,558,793	-
Municipal Securities	139,184	-	139,184	-
Floating Rate Loans	50,488	-	50,488	-
Preferred Securities	1,383,922	-	1,383,922	-
Fixed-Income Funds	13,373,670	13,373,670	-	-
Money Market Funds	15,185,347	15,185,347	-	-
Purchased Swaptions	1,439	-	1,439	-
Total Investments in Securities:	$ 142,642,615	$ 28,559,017	$ 114,083,598	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 664,717	$ -	$ 664,717	$ -
Futures Contracts	72,031	72,031	-	-
Swap Agreements	60,286	-	60,286	-
Total Assets	$ 797,034	$ 72,031	$ 725,003	$ -
Liabilities
Foreign Currency Contracts	$ (1,706,504)	$ -	$ (1,706,504)	$ -
Futures Contracts	(341,114)	(341,114)	-	-
Swap Agreements	(97,510)	-	(97,510)	-
Total Liabilities	$ (2,145,128)	$ (341,114)	$ (1,804,014)	$ -
Total Other Derivative Instruments:	$ (1,348,094)	$ (269,083)	$ (1,079,011)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $142,136,390. Net unrealized appreciation aggregated $506,225, of which $3,094,524 related to appreciated investment securities and $2,588,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions."

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements: A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

For additional information on the Fund's policy regarding valuation of investments, derivative instruments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Bond Fund
Class A
Class T
Class C
Institutional Class

March 31, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
International Bond Fund

1.939027.100

AIBZ-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,563
7% 11/1/15 (d)		45,000	47,138
TOTAL AUSTRALIA			98,701
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,463
NCL Corp. Ltd. 5% 2/15/18 (d)		10,000	10,188
TOTAL BERMUDA			15,651
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	20,900
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,300
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,263
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,169
9.75% 11/1/19 (d)		10,000	9,800
TOTAL CANADA			72,432
Cayman Islands - 1.3%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		5,000	5,100
7.5% 11/1/19 (d)		10,000	10,625
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	110,138
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	255,000	431,190
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (h)	GBP	260,000	445,345
6.375% 8/19/39	GBP	100,000	199,084
TOTAL CAYMAN ISLANDS			1,201,482
Denmark - 0.7%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	325,000	423,040
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	120,000	215,514
TOTAL DENMARK			638,554
France - 0.6%
AXA SA 5.125% 7/4/43 (h)	EUR	100,000	129,495
EDF SA 5.375% 12/31/49 (h)	EUR	200,000	258,888
Veolia Environnement SA 4.45% (e)(h)	EUR	100,000	123,272
TOTAL FRANCE			511,655
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.9%
Deutsche Post AG 2.875% 12/11/24	EUR	80,000	$ 108,348
Muenchener Rueckversicherungs AG 6% 5/26/41 (h)	EUR	300,000	446,613
SAP AG 2.125% 11/13/19	EUR	170,000	222,599
TOTAL GERMANY			777,560
Ireland - 1.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	194,710
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (d)		200,000	205,500
Cloverie PLC 6.625% 9/1/42 (h)	EUR	250,000	383,839
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	273,945
TOTAL IRELAND			1,057,994
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,282
7.25% 3/15/18		20,000	22,900
7.5% 10/15/27		25,000	28,375
TOTAL LIBERIA			66,557
Luxembourg - 1.4%
Gelf Bond Issuer I SA 3.125% 4/3/18 (Reg. S)	EUR	200,000	256,711
Hannover Finance SA 5% 6/30/43 (h)	EUR	400,000	545,791
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		25,000	26,375
7.25% 4/1/19		40,000	43,800
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)(f)		20,000	20,350
11.5% 2/4/17 pay-in-kind (h)		20,000	21,240
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	200,000	301,506
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		10,000	9,900
TOTAL LUXEMBOURG			1,225,673
Netherlands - 0.2%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	205,443
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)		5,000	5,188
TOTAL NETHERLANDS			210,631
Norway - 0.1%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,228
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Sweden - 0.4%
Securitas AB 2.25% 3/14/18	EUR	270,000	$ 349,740
United Kingdom - 8.2%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	202,990
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	255,000	428,532
BAT International Finance PLC:
6% 6/29/22	GBP	100,000	190,543
7.25% 3/12/24	GBP	100,000	205,896
Eastern Power Networks PLC 5.75% 3/8/24	GBP	225,000	411,910
ENW Finance PLC 6.125% 7/21/21	GBP	260,000	478,004
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	400,000	735,673
Hammerson PLC 2.75% 9/26/19	EUR	330,000	439,076
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	160,000	299,804
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	171,332
9% 2/17/22	GBP	260,000	566,421
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,531
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	150,000	239,901
6% 12/9/16	GBP	100,000	174,020
Marks & Spencer PLC 4.75% 6/12/25	GBP	150,000	233,300
Nationwide Building Society:
4.125% 3/20/23 (Reg. S)	EUR	150,000	190,614
6.75% 7/22/20	EUR	185,000	272,264
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	470,000	823,871
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	155,732
Standard Life PLC 5.5% 12/4/42 (h)	GBP	300,000	478,081
Tesco PLC 5.5% 12/13/19	GBP	190,000	341,857
Virgin Media Finance PLC 4.875% 2/15/22		75,000	75,660
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	180,043
TOTAL UNITED KINGDOM			7,301,055
United States of America - 6.0%
Ally Financial, Inc.:
7.5% 9/15/20		15,000	18,300
8% 3/15/20		25,000	31,000
Alpha Natural Resources, Inc.:
6% 6/1/19		10,000	9,175
6.25% 6/1/21		5,000	4,475
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,975
American Axle & Manufacturing, Inc. 6.25% 3/15/21		10,000	10,225
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Ameristar Casinos, Inc. 7.5% 4/15/21		$ 30,000	$ 32,700
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	119,408
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,200
9.375% 12/1/17		20,000	21,700
Aon Corp. 5% 9/30/20		110,000	126,653
APX Group, Inc. 8.75% 12/1/20 (d)		5,000	5,069
ARAMARK Corp. 5.75% 3/15/20 (d)		5,000	5,125
Ashland, Inc. 3% 3/15/16 (d)		5,000	5,075
Axiall Corp. 4.875% 5/15/23 (d)		10,000	10,200
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		15,000	14,513
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,388
6.875% 8/15/18 (d)		40,000	42,900
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	4,950
8.625% 9/15/17		20,000	23,250
CB Richard Ellis Services, Inc.:
5% 3/15/23		5,000	5,057
6.625% 10/15/20		20,000	21,650
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		75,000	79,313
6.625% 1/31/22		25,000	26,750
7% 1/15/19		18,000	19,350
7.25% 10/30/17		17,000	18,318
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Ceridian Corp. 11.25% 11/15/15		15,000	15,488
Chesapeake Energy Corp.:
3.25% 3/15/16 (f)		10,000	10,113
5.375% 6/15/21 (f)		5,000	5,019
5.75% 3/15/23 (f)		5,000	5,069
6.125% 2/15/21		30,000	31,913
6.875% 11/15/20		25,000	27,250
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,963
CIT Group, Inc.:
5.25% 3/15/18		25,000	27,000
5.375% 5/15/20		22,000	24,145
5.5% 2/15/19 (d)		21,000	23,048
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,650
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		$ 5,000	$ 5,119
5.25% 8/1/20		5,000	5,163
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,213
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,800
Continental Airlines, Inc. 6.75% 9/15/15 (d)		25,000	26,188
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,536
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		30,000	29,025
Crown Castle International Corp. 5.25% 1/15/23		5,000	5,088
CSC Holdings LLC 8.625% 2/15/19		25,000	30,000
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,913
Dana Holding Corp. 6.5% 2/15/19		15,000	16,088
DCP Midstream LLC 4.75% 9/30/21 (d)		150,000	160,260
Delphi Corp. 6.125% 5/15/21		15,000	16,500
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,143
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,650
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		5,000	4,975
Discover Financial Services 3.85% 11/21/22		450,000	463,143
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		5,000	5,550
9.875% 4/15/18		5,000	5,463
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,300
Duke Realty LP 6.5% 1/15/18		100,000	118,295
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	5,100
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,950
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,050
ERP Operating LP 4.625% 12/15/21		110,000	123,428
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	86,438
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,675
Fifth Third Bancorp 8.25% 3/1/38		100,000	138,618
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,213
7.375% 6/15/19 (d)		10,000	10,625
FirstEnergy Corp. 7.375% 11/15/31		200,000	234,573
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,550
Freescale Semiconductor, Inc. 8.05% 2/1/20		20,000	21,050
Frontier Oil Corp. 6.875% 11/15/18		15,000	16,238
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,238
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
GenCorp, Inc. 7.125% 3/15/21 (d)		$ 5,000	$ 5,275
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,775
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,238
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		20,000	20,025
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,513
8.125% 4/15/19		10,000	11,300
10.5% 1/15/21		15,000	15,545
HealthSouth Corp. 7.25% 10/1/18		14,000	15,050
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Hexion US Finance Corp. 6.625% 4/15/20 (d)		10,000	10,038
IAC/InterActiveCorp 4.75% 12/15/22 (d)		30,000	29,325
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,743
8% 1/15/18		73,000	78,110
International Lease Finance Corp.:
4.875% 4/1/15		21,000	22,024
8.25% 12/15/20		45,000	55,125
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		15,000	19,088
8.875% 9/1/17		30,000	36,075
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,375
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	20,900
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,850
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	21,200
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,900
Lennar Corp. 4.75% 12/15/17		40,000	41,900
Liberty Property LP 3.375% 6/15/23		78,000	77,498
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		75,000	78,188
8.625% 4/15/20		20,000	22,050
Masco Corp. 5.85% 3/15/17		10,000	11,052
MGM Mirage, Inc.:
6.75% 10/1/20 (d)		5,000	5,313
7.625% 1/15/17		20,000	22,200
Mirant Americas Generation LLC 9.125% 5/1/31		35,000	39,113
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	111,557
NCR Corp. 4.625% 2/15/21 (d)		80,000	79,600
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,950
NeuStar, Inc. 4.5% 1/15/23 (d)		5,000	4,775
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		$ 5,000	$ 4,994
7.75% 10/15/18		15,000	16,650
NiSource Finance Corp.:
4.45% 12/1/21		110,000	121,177
5.25% 2/15/43		100,000	104,948
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	15,863
Nuance Communications, Inc. 5.375% 8/15/20 (d)		30,000	30,300
Oil States International, Inc. 6.5% 6/1/19		25,000	26,750
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,613
Peabody Energy Corp. 6.25% 11/15/21		45,000	46,800
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		15,000	16,538
PolyOne Corp. 5.25% 3/15/23 (d)		5,000	5,050
Post Holdings, Inc. 7.375% 2/15/22		15,000	16,406
Prudential Financial, Inc. 4.5% 11/16/21		120,000	133,579
Puget Energy, Inc.:
6% 9/1/21		10,000	11,365
6.5% 12/15/20		20,000	23,242
Regions Financial Corp. 7.75% 11/10/14		110,000	121,273
Reynolds American, Inc. 3.25% 11/1/22		150,000	148,413
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		40,000	40,900
8.5% 5/15/18 (c)		5,000	5,256
9.875% 8/15/19		10,000	10,963
Rite Aid Corp.:
9.25% 3/15/20		115,000	129,806
9.5% 6/15/17		20,000	20,975
Rockwood Specialties Group, Inc. 4.625% 10/15/20		10,000	10,225
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,725
Samson Investment Co. 9.75% 2/15/20 (d)		10,000	10,625
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,638
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,150
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,475
8.125% 9/15/19 (d)		10,000	11,300
Severstal Columbus LLC 10.25% 2/15/18		15,000	16,275
Sprint Capital Corp. 8.75% 3/15/32		20,000	23,850
Sprint Nextel Corp.:
6% 12/1/16		15,000	16,275
7% 3/1/20 (d)		20,000	23,300
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.: - continued
7% 8/15/20		$ 45,000	$ 49,500
9% 11/15/18 (d)		15,000	18,544
Standard Pacific Corp.:
8.375% 5/15/18		45,000	52,988
8.375% 1/15/21		20,000	23,650
10.75% 9/15/16		20,000	24,800
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		10,000	10,300
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		5,000	5,057
6.125% 8/15/19 (d)		5,000	5,413
7.625% 3/15/20		30,000	33,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		24,000	24,960
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,481
Tesoro Corp. 4.25% 10/1/17		5,000	5,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,250
The AES Corp.:
7.375% 7/1/21		47,000	54,520
7.75% 10/15/15		6,000	6,720
8% 10/15/17		16,000	18,720
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,638
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		20,000	21,350
Triumph Group, Inc. 4.875% 4/1/21 (d)		5,000	5,050
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,550
TRW Automotive, Inc. 4.5% 3/1/21 (d)		10,000	10,175
Univision Communications, Inc.:
6.875% 5/15/19 (d)		10,000	10,700
8.5% 5/15/21 (d)		10,000	10,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,272
6.5% 7/15/16 (d)		5,000	5,219
6.875% 12/1/18 (d)		10,000	10,744
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		10,000	10,625
VPI Escrow Corp. 6.375% 10/15/20 (d)		50,000	52,875
Western Refining, Inc. 6.25% 4/1/21 (d)		5,000	5,113
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		$ 5,000	$ 5,231
Zayo Group LLC/Zayo Capital, Inc. 10.125% 7/1/20		10,000	11,775
TOTAL UNITED STATES OF AMERICA			5,370,500
TOTAL NONCONVERTIBLE BONDS (Cost $19,044,991)			18,964,413
Commercial Mortgage Securities - 4.9%

United States of America - 4.9%
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		1,065,000	1,214,209
Series 2006-GG7 Class A4, 5.8616% 7/10/38 (h)		600,000	677,434
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		800,000	911,754
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		665,000	752,343
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	563,750
Series 2007-C32 Class A3, 5.7384% 6/15/49 (h)		225,000	258,264
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,346,742)			4,377,754
Foreign Government and Government Agency Obligations - 64.3%

Australia - 10.3%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,195,580
5.5% 4/21/23	AUD	2,845,000	3,480,908
5.75% 7/15/22	AUD	424,000	524,034
TOTAL AUSTRALIA			9,200,522
Canada - 9.3%
Canadian Government:
1% 2/1/15	CAD	140,000	137,845
1.5% 3/1/17	CAD	750,000	745,578
2.75% 6/1/22 (g)	CAD	1,466,000	1,562,661
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
4% 6/1/41	CAD	538,000	$ 688,874
5.75% 6/1/33	CAD	200,000	300,265
Canadian Government Treasury Bills 1.0098% 8/15/13	CAD	5,000,000	4,903,332
TOTAL CANADA			8,338,555
France - 2.8%
French Government:
OAT:
3% 4/25/22	EUR	390,000	546,076
4.5% 4/25/41	EUR	180,000	288,781
5.5% 4/25/29	EUR	200,000	348,599
2.25% 10/25/22	EUR	1,025,000	1,340,173
TOTAL FRANCE			2,523,629
Germany - 3.9%
German Federal Republic:
1.5% 9/4/22	EUR	1,145,000	1,504,405
1.75% 7/4/22	EUR	525,000	707,177
2.5% 7/4/44	EUR	450,000	613,294
3.5% 7/4/19	EUR	100,000	151,668
4.75% 7/4/34	EUR	250,000	464,967
TOTAL GERMANY			3,441,511
Ireland - 0.5%
Irish Republic 4.5% 4/18/20	EUR	300,000	401,737
Italy - 2.1%
Buoni Poliennali Del Tes 5.5% 11/1/22	EUR	1,395,000	1,899,316
Japan - 5.0%
Japan Government:
0.7% 12/20/22	JPY	163,800,000	1,764,225
1.6% 3/20/33	JPY	116,100,000	1,276,246
1.7% 3/20/32	JPY	80,250,000	904,397
1.7% 12/20/32	JPY	27,150,000	303,702
2% 3/20/42	JPY	17,000,000	199,322
TOTAL JAPAN			4,447,892
Korea (South) - 2.9%
Korean Republic 3.5% 3/10/17	KRW	2,801,400,000	2,604,829
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Malaysia - 3.1%
Malaysian Government:
3.314% 10/31/17	MYR	6,420,000	$ 2,082,577
3.418% 8/15/22	MYR	2,200,000	708,384
TOTAL MALAYSIA			2,790,961
Mexico - 6.7%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	547,289
6.5% 6/9/22	MXN	21,550,000	1,944,632
7.5% 6/3/27	MXN	9,320,000	915,795
7.75% 12/14/17	MXN	14,850,000	1,361,278
8.5% 5/31/29	MXN	11,040,000	1,178,699
TOTAL MEXICO			5,947,693
Netherlands - 4.0%
Dutch Government:
(Reg.S) 1.75% 7/15/23	EUR	1,265,000	1,619,682
4.5% 7/15/17	EUR	1,290,000	1,926,055
TOTAL NETHERLANDS			3,545,737
Singapore - 2.4%
Republic of Singapore:
3% 9/1/24	SGD	1,490,000	1,337,087
3.25% 9/1/20	SGD	820,000	757,691
TOTAL SINGAPORE			2,094,778
South Africa - 1.4%
South African Republic:
6.75% 3/31/21	ZAR	2,700,000	297,959
7.75% 2/28/23	ZAR	3,090,000	357,834
10.5% 12/21/26	ZAR	4,110,000	565,906
TOTAL SOUTH AFRICA			1,221,699
Sweden - 5.1%
Swedish Kingdom:
3.5% 6/1/22	SEK	7,040,000	1,243,285
3.75% 8/12/17	SEK	19,680,000	3,344,493
TOTAL SWEDEN			4,587,778
Thailand - 1.5%
Kingdom of Thailand 5.25% 5/12/14	THB	38,170,000	1,338,850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - 3.3%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	450,000	$ 717,065
3.75% 9/7/20	GBP	885,000	1,578,559
4.25% 6/7/32	GBP	120,000	223,219
4.5% 12/7/42	GBP	220,000	424,147
TOTAL UNITED KINGDOM			2,942,990
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,317,677)			57,328,477
Floating Rate Loans - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		10,000	10,300
First Data Corp. term loan 4.2042% 3/24/18 (h)		15,000	14,944
TOTAL FLOATING RATE LOANS (Cost $24,596)			25,244
Preferred Securities - 0.8%

Germany - 0.3%
RWE AG 4.625% (e)(h)	220,000	293,702
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(h)	320,000	446,491
TOTAL PREFERRED SECURITIES (Cost $753,586)		740,193
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $8,141,122)	8,141,122	8,141,122
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.00% (Cost $15,950)	4/17/13	$ 5,500,000	$ 931
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $88,644,664)	89,578,134
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(343,916)
NET ASSETS - 100%	$ 89,234,218
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
10 Eurex Euro Bund Index Contracts (Germany)	June 2013	$ 1,864,964	$ 18,782
Treasury Contracts
10 CBOT U.S. Treasury Long Bond Contracts	June 2013	1,444,688	7,848
TOTAL PURCHASED		3,309,652	26,630
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
16 Eurex Euro-Bobl Index Contracts (Germany)	June 2013	$ 2,598,977	$ (16,885)
13 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2013	2,346,244	(72,855)
TOTAL BOND INDEX CONTRACTS		4,945,221	(89,740)
Treasury Contracts
57 CBOT 10 Year U.S. Treasury Note Contracts	June 2013	7,523,109	(83,929)
1 CBOT 5 Year U.S. Treasury Note Contracts	June 2013	124,055	(717)
2 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	315,188	(4,539)
TOTAL TREASURY CONTRACTS		7,962,352	(89,185)
TOTAL SOLD		12,907,573	(178,925)
		$ 16,217,225	$ (152,295)
The face value of futures purchased as a percentage of net assets is 3.7%
The face value of futures sold as a percentage of net assets is 14.5%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	AUD	Barclays Bank PLC, London	Sell	93,000	$ 96,333	$ 121
6/20/13	AUD	Barclays Bank PLC, London	Sell	137,000	139,176	(2,555)
6/20/13	AUD	Credit Suisse Intl.	Buy	950,000	965,403	17,408
6/20/13	AUD	Credit Suisse Intl.	Sell	6,382,000	6,480,462	(121,960)
6/20/13	AUD	Deutsche Bank AG	Sell	80,000	82,914	151
6/20/13	AUD	JPMorgan Chase Bank	Buy	366,000	375,856	2,785
6/20/13	AUD	JPMorgan Chase Bank	Sell	170,000	173,309	(2,563)
6/20/13	CAD	Barclays Bank PLC, London	Buy	350,000	340,375	3,504
6/20/13	CAD	Barclays Bank PLC, London	Sell	100,000	96,903	(1,348)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	CAD	Citibank NA	Buy	2,403,000	$ 2,334,982	$ 25,993
6/20/13	CAD	Credit Suisse Intl.	Buy	108,424	105,135	1,393
6/20/13	CAD	Credit Suisse Intl.	Sell	1,082,000	1,050,130	(12,948)
6/20/13	CAD	Credit Suisse Intl.	Sell	5,030,000	4,884,263	(57,769)
6/20/13	CAD	Deutsche Bank AG	Sell	49,000	47,941	(202)
6/20/13	CAD	Deutsche Bank AG	Sell	113,000	111,024	1
6/20/13	CAD	JPMorgan Chase Bank	Sell	208,000	201,147	(3,215)
6/20/13	CHF	Barclays Bank PLC, London	Sell	157,000	165,787	220
6/20/13	CHF	Citibank NA	Buy	1,601,000	1,701,510	(13,142)
6/20/13	CHF	Deutsche Bank AG	Buy	289,000	305,512	(741)
6/20/13	CHF	Deutsche Bank AG	Sell	50,000	52,979	250
6/20/13	CLP	Citibank NA	Buy	73,291,000	152,594	991
6/20/13	CZK	Citibank NA	Buy	12,825,000	653,232	(15,053)
6/20/13	CZK	Deutsche Bank AG	Sell	874,000	43,583	92
6/20/13	CZK	JPMorgan Chase Bank	Sell	2,739,000	139,512	3,218
6/20/13	CZK	JPMorgan Chase Bank	Sell	18,314,000	925,341	14,027
6/20/13	DKK	Citibank NA	Buy	5,970,000	1,045,040	(17,379)
6/20/13	DKK	Deutsche Bank AG	Sell	425,000	73,824	665
6/20/13	DKK	JPMorgan Chase Bank	Sell	1,064,000	185,559	2,405
6/20/13	EUR	Barclays Bank PLC, London	Buy	254,000	328,932	(3,141)
6/20/13	EUR	Barclays Bank PLC, London	Sell	78,000	100,982	935
6/20/13	EUR	Barclays Bank PLC, London	Sell	96,000	124,401	1,268
6/20/13	EUR	Barclays Bank PLC, London	Sell	187,000	245,044	5,190
6/20/13	EUR	Barclays Bank PLC, London	Sell	367,000	475,120	4,390
6/20/13	EUR	Barclays Bank PLC, London	Sell	907,000	1,183,785	20,427
6/20/13	EUR	Citibank NA	Sell	783,000	1,021,604	17,295
6/20/13	EUR	Credit Suisse Intl.	Buy	1,172,000	1,537,316	(34,058)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	EUR	Credit Suisse Intl.	Buy	1,245,000	$ 1,625,511	$ (28,620)
6/20/13	EUR	Credit Suisse Intl.	Sell	354,000	458,473	4,418
6/20/13	EUR	Credit Suisse Intl.	Sell	359,000	466,357	5,888
6/20/13	EUR	Deutsche Bank AG	Buy	210,000	269,812	(457)
6/20/13	EUR	Deutsche Bank AG	Buy	416,000	538,434	(4,854)
6/20/13	EUR	Deutsche Bank AG	Buy	16,399,000	21,430,951	(396,889)
6/20/13	EUR	Deutsche Bank AG	Sell	128,000	165,691	1,513
6/20/13	EUR	Deutsche Bank AG	Sell	142,000	182,840	705
6/20/13	EUR	JPMorgan Chase Bank	Buy	1,530,000	1,981,749	(19,306)
6/20/13	EUR	JPMorgan Chase Bank	Sell	118,000	152,553	1,201
6/20/13	EUR	JPMorgan Chase Bank	Sell	202,000	263,401	4,307
6/20/13	EUR	JPMorgan Chase Bank	Sell	367,000	477,348	6,618
6/20/13	EUR	JPMorgan Chase Bank	Sell	390,000	506,851	6,620
6/20/13	EUR	JPMorgan Chase Bank	Sell	406,000	518,989	(1,764)
6/20/13	EUR	JPMorgan Chase Bank	Sell	606,000	794,648	17,367
6/20/13	GBP	Barclays Bank PLC, London	Sell	137,000	205,531	(2,543)
6/20/13	GBP	Credit Suisse Intl.	Buy	378,000	572,628	1,474
6/20/13	GBP	Credit Suisse Intl.	Buy	580,000	877,658	3,238
6/20/13	GBP	Credit Suisse Intl.	Sell	3,157,000	4,786,044	(8,767)
6/20/13	GBP	Deutsche Bank AG	Buy	51,000	77,102	356
6/20/13	GBP	Deutsche Bank AG	Sell	86,000	130,533	(82)
6/20/13	GBP	JPMorgan Chase Bank	Buy	151,000	225,511	3,826
6/20/13	GBP	JPMorgan Chase Bank	Sell	81,000	120,548	(2,474)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	GBP	JPMorgan Chase Bank	Sell	119,000	$ 177,455	$ (3,280)
6/20/13	GBP	JPMorgan Chase Bank	Sell	141,000	213,072	(1,077)
6/20/13	JPY	Barclays Bank PLC, London	Buy	222,750,000	2,347,885	19,811
6/20/13	JPY	Barclays Bank PLC, London	Buy	963,100,000	10,346,246	(109,081)
6/20/13	JPY	Barclays Bank PLC, London	Sell	7,350,000	76,960	(1,166)
6/20/13	JPY	Barclays Bank PLC, London	Sell	8,900,000	94,554	(47)
6/20/13	JPY	Barclays Bank PLC, London	Sell	11,950,000	124,573	(2,448)
6/20/13	JPY	Barclays Bank PLC, London	Sell	30,200,000	318,581	(2,426)
6/20/13	JPY	Barclays Bank PLC, London	Sell	42,100,000	437,563	(9,935)
6/20/13	JPY	Citibank NA	Sell	20,026,000	208,638	(4,227)
6/20/13	JPY	Citibank NA	Sell	45,400,000	487,211	4,637
6/20/13	JPY	Credit Suisse Intl.	Buy	49,800,000	527,997	1,347
6/20/13	JPY	Credit Suisse Intl.	Buy	78,900,000	847,449	(8,791)
6/20/13	JPY	Credit Suisse Intl.	Sell	20,000,000	210,600	(1,988)
6/20/13	JPY	Credit Suisse Intl.	Sell	91,200,000	949,688	(19,712)
6/20/13	JPY	Deutsche Bank AG	Buy	11,550,000	122,916	(146)
6/20/13	JPY	JPMorgan Chase Bank	Sell	20,500,000	218,059	156
6/20/13	KRW	Barclays Bank PLC, London	Sell	188,100,000	170,303	1,141
6/20/13	KRW	Barclays Bank PLC, London	Sell	230,400,000	210,700	3,496
6/20/13	KRW	Citibank NA	Buy	2,533,950,000	2,315,589	(36,757)
6/20/13	KRW	Credit Suisse Intl.	Buy	540,300,000	494,396	(8,493)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	KRW	Deutsche Bank AG	Sell	108,600,000	$ 97,008	$ (659)
6/20/13	KRW	Deutsche Bank AG	Sell	125,200,000	112,945	351
6/20/13	KRW	JPMorgan Chase Bank	Sell	110,900,000	98,996	(739)
6/20/13	MXN	Barclays Bank PLC, London	Buy	11,388,000	912,501	2,225
6/20/13	MXN	Barclays Bank PLC, London	Sell	1,653,000	132,311	(464)
6/20/13	MXN	Citibank NA	Buy	4,969,000	389,451	9,678
6/20/13	MXN	Credit Suisse Intl.	Buy	68,334,000	5,375,334	113,501
6/20/13	MXN	Credit Suisse Intl.	Sell	6,965,000	541,335	(18,119)
6/20/13	MXN	Deutsche Bank AG	Sell	311,000	24,994	13
6/20/13	MXN	Deutsche Bank AG	Sell	1,555,000	125,076	173
6/20/13	MXN	JPMorgan Chase Bank	Sell	1,739,000	138,602	(1,081)
6/20/13	MXN	JPMorgan Chase Bank	Sell	2,050,000	158,912	(5,751)
6/20/13	MXN	JPMorgan Chase Bank	Sell	86,750,000	6,750,447	(217,627)
6/20/13	MYR	Barclays Bank PLC, London	Sell	7,295,000	2,333,877	(18,590)
6/20/13	MYR	Credit Suisse Intl.	Buy	2,576,000	824,848	5,852
6/20/13	MYR	JPMorgan Chase Bank	Sell	274,000	87,258	(1,100)
6/20/13	NOK	Barclays Bank PLC, London	Sell	517,000	89,541	1,318
6/20/13	NOK	Citibank NA	Buy	2,553,000	445,234	(9,579)
6/20/13	NZD	Barclays Bank PLC, London	Sell	148,000	121,267	(1,867)
6/20/13	NZD	Citibank NA	Buy	617,000	506,046	7,289
6/20/13	PLN	Barclays Bank PLC, London	Sell	321,000	100,505	2,588
6/20/13	PLN	Citibank NA	Buy	7,390,000	2,309,101	(54,881)
6/20/13	PLN	Credit Suisse Intl.	Sell	457,000	142,590	3,189
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	PLN	Deutsche Bank AG	Sell	1,549,000	$ 470,106	$ (2,395)
6/20/13	SEK	Barclays Bank PLC, London	Sell	523,000	80,222	108
6/20/13	SEK	Credit Suisse Intl.	Buy	3,790,440	593,038	(12,416)
6/20/13	SEK	Deutsche Bank AG	Sell	389,000	59,728	141
6/20/13	SEK	JPMorgan Chase Bank	Buy	3,641,863	565,534	(7,671)
6/20/13	SEK	JPMorgan Chase Bank	Sell	974,000	152,834	3,636
6/20/13	SEK	JPMorgan Chase Bank	Sell	26,897,000	4,195,249	75,149
6/20/13	SGD	Citibank NA	Sell	2,867,000	2,300,164	(11,773)
6/20/13	SGD	Credit Suisse Intl.	Buy	857,000	686,406	4,676
6/20/13	SGD	Deutsche Bank AG	Sell	55,000	44,219	(132)
6/20/13	SGD	JPMorgan Chase Bank	Buy	202,000	162,146	746
6/20/13	THB	Deutsche Bank AG	Sell	2,840,000	96,978	5
6/20/13	THB	JPMorgan Chase Bank	Buy	9,151,000	305,696	6,768
6/20/13	THB	JPMorgan Chase Bank	Sell	3,427,000	114,615	(2,401)
6/20/13	TRY	Citibank NA	Buy	2,186,000	1,201,876	(6,754)
6/20/13	TRY	Credit Suisse Intl.	Sell	344,000	189,206	1,136
6/20/13	TRY	Deutsche Bank AG	Sell	1,657,000	898,980	(6,929)
6/20/13	TRY	JPMorgan Chase Bank	Sell	185,000	100,835	(308)
6/20/13	ZAR	Citibank NA	Buy	1,531,000	166,460	(1,863)
6/20/13	ZAR	Credit Suisse Intl.	Sell	1,939,000	211,474	3,014
6/20/13	ZAR	JPMorgan Chase Bank	Sell	1,106,000	118,276	(629)
						$ (892,728)
Swap Agreements
Credit Default Swaps
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Akzo Nobel Sweden Finance AB	Jun. 2018	Deutsche Bank AG	(1%)	EUR	200,000	$ (64)	$ 1,591	$ 1,527
BBVA Senior Finance SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	400,000	11,821	(6,046)	5,775
CDX N.A. High Yield 5-Year Series 19 Index	Dec. 2017	Deutsche Bank AG	(5%)		1,300,000	(56,102)	55,321	(781)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	16,082	(23,286)	(7,204)
Next PLC	Jun. 2018	Citibank	(1%)	EUR	200,000	407	(1,059)	(652)
PPR SA	Dec. 2017	Credit Suisse	(1%)	EUR	250,000	(989)	(3,603)	(4,592)
Santander Intl Debt SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	400,000	5,925	(1,706)	4,219
Valeo SA	Jun. 2018	Citibank	(1%)	EUR	200,000	10,041	(8,511)	1,530
WPP Group PLC	Dec. 2017	Credit Suisse	(1%)	EUR	110,000	(1,655)	129	(1,526)
TOTAL CREDIT DEFAULT SWAPS						$ (14,534)	$ 12,830	$ (1,704)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,445,908 or 1.6% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $197,198.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,563
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 18,964,413	$ -	$ 18,964,413	$ -
Commercial Mortgage Securities	4,377,754	-	4,377,754	-
Foreign Government and Government Agency Obligations	57,328,477	-	57,328,477	-
Floating Rate Loans	25,244	-	25,244	-
Preferred Securities	740,193	-	740,193	-
Money Market Funds	8,141,122	8,141,122	-	-
Purchased Swaptions	931	-	931	-
Total Investments in Securities:	$ 89,578,134	$ 8,141,122	$ 81,437,012	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 452,404	$ -	$ 452,404	$ -
Futures Contracts	26,630	26,630	-	-
Swap Agreements	44,276	-	44,276	-
Total Assets	$ 523,310	$ 26,630	$ 496,680	$ -
Liabilities
Foreign Currency Contracts	$ (1,345,132)	$ -	$ (1,345,132)	$ -
Futures Contracts	(178,925)	(178,925)	-	-
Swap Agreements	(58,810)	-	(58,810)	-
Total Liabilities	$ (1,582,867)	$ (178,925)	$ (1,403,942)	$ -
Total Other Derivative Instruments:	$ (1,059,557)	$ (152,295)	$ (907,262)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $88,645,895. Net unrealized appreciation aggregated $932,239, of which $2,490,767 related to appreciated investment securities and $1,558,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions."

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements: A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

For additional information on the Fund's policy regarding valuation of investments, derivative instruments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Bond
Fund

March 31, 2013

1.939056.100

IBZ-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 50,000	$ 51,563
7% 11/1/15 (d)		45,000	47,138
TOTAL AUSTRALIA			98,701
Bermuda - 0.0%
Aircastle Ltd. 6.25% 12/1/19		5,000	5,463
NCL Corp. Ltd. 5% 2/15/18 (d)		10,000	10,188
TOTAL BERMUDA			15,651
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	20,900
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,300
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,263
Tervita Corp.:
8% 11/15/18 (d)		5,000	5,169
9.75% 11/1/19 (d)		10,000	9,800
TOTAL CANADA			72,432
Cayman Islands - 1.3%
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		5,000	5,100
7.5% 11/1/19 (d)		10,000	10,625
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	110,138
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (h)	GBP	255,000	431,190
Yorkshire Water Services Finance Ltd.:
6% 4/24/25 (h)	GBP	260,000	445,345
6.375% 8/19/39	GBP	100,000	199,084
TOTAL CAYMAN ISLANDS			1,201,482
Denmark - 0.7%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	325,000	423,040
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	120,000	215,514
TOTAL DENMARK			638,554
France - 0.6%
AXA SA 5.125% 7/4/43 (h)	EUR	100,000	129,495
EDF SA 5.375% 12/31/49 (h)	EUR	200,000	258,888
Veolia Environnement SA 4.45% (e)(h)	EUR	100,000	123,272
TOTAL FRANCE			511,655
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Germany - 0.9%
Deutsche Post AG 2.875% 12/11/24	EUR	80,000	$ 108,348
Muenchener Rueckversicherungs AG 6% 5/26/41 (h)	EUR	300,000	446,613
SAP AG 2.125% 11/13/19	EUR	170,000	222,599
TOTAL GERMANY			777,560
Ireland - 1.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	194,710
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7% 11/15/20 (d)		200,000	205,500
Cloverie PLC 6.625% 9/1/42 (h)	EUR	250,000	383,839
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	273,945
TOTAL IRELAND			1,057,994
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		15,000	15,282
7.25% 3/15/18		20,000	22,900
7.5% 10/15/27		25,000	28,375
TOTAL LIBERIA			66,557
Luxembourg - 1.4%
Gelf Bond Issuer I SA 3.125% 4/3/18 (Reg. S)	EUR	200,000	256,711
Hannover Finance SA 5% 6/30/43 (h)	EUR	400,000	545,791
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		25,000	26,375
7.25% 4/1/19		40,000	43,800
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)(f)		20,000	20,350
11.5% 2/4/17 pay-in-kind (h)		20,000	21,240
Nestle Finance International Ltd. 2.25% 11/30/23 (Reg. S)	GBP	200,000	301,506
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		10,000	9,900
TOTAL LUXEMBOURG			1,225,673
Netherlands - 0.2%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	205,443
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)		5,000	5,188
TOTAL NETHERLANDS			210,631
Norway - 0.1%
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	66,228
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Sweden - 0.4%
Securitas AB 2.25% 3/14/18	EUR	270,000	$ 349,740
United Kingdom - 8.2%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	202,990
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	255,000	428,532
BAT International Finance PLC:
6% 6/29/22	GBP	100,000	190,543
7.25% 3/12/24	GBP	100,000	205,896
Eastern Power Networks PLC 5.75% 3/8/24	GBP	225,000	411,910
ENW Finance PLC 6.125% 7/21/21	GBP	260,000	478,004
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	400,000	735,673
Hammerson PLC 2.75% 9/26/19	EUR	330,000	439,076
HSBC Bank PLC 6.5% 7/7/23 (Reg. S)	GBP	160,000	299,804
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	100,000	171,332
9% 2/17/22	GBP	260,000	566,421
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,531
InterContinental Hotel Group PLC:
3.875% 11/28/22	GBP	150,000	239,901
6% 12/9/16	GBP	100,000	174,020
Marks & Spencer PLC 4.75% 6/12/25	GBP	150,000	233,300
Nationwide Building Society:
4.125% 3/20/23 (Reg. S)	EUR	150,000	190,614
6.75% 7/22/20	EUR	185,000	272,264
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	470,000	823,871
Severn Trent Utilities Finance PLC 3.625% 1/16/26	GBP	100,000	155,732
Standard Life PLC 5.5% 12/4/42 (h)	GBP	300,000	478,081
Tesco PLC 5.5% 12/13/19	GBP	190,000	341,857
Virgin Media Finance PLC 4.875% 2/15/22		75,000	75,660
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	180,043
TOTAL UNITED KINGDOM			7,301,055
United States of America - 6.0%
Ally Financial, Inc.:
7.5% 9/15/20		15,000	18,300
8% 3/15/20		25,000	31,000
Alpha Natural Resources, Inc.:
6% 6/1/19		10,000	9,175
6.25% 6/1/21		5,000	4,475
AMC Networks, Inc. 4.75% 12/15/22		5,000	4,975
American Axle & Manufacturing, Inc. 6.25% 3/15/21		10,000	10,225
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Ameristar Casinos, Inc. 7.5% 4/15/21		$ 30,000	$ 32,700
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	119,408
Antero Resources Finance Corp.:
6% 12/1/20 (d)		5,000	5,200
9.375% 12/1/17		20,000	21,700
Aon Corp. 5% 9/30/20		110,000	126,653
APX Group, Inc. 8.75% 12/1/20 (d)		5,000	5,069
ARAMARK Corp. 5.75% 3/15/20 (d)		5,000	5,125
Ashland, Inc. 3% 3/15/16 (d)		5,000	5,075
Axiall Corp. 4.875% 5/15/23 (d)		10,000	10,200
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		15,000	14,513
Building Materials Corp. of America:
6.75% 5/1/21 (d)		15,000	16,388
6.875% 8/15/18 (d)		40,000	42,900
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	4,950
8.625% 9/15/17		20,000	23,250
CB Richard Ellis Services, Inc.:
5% 3/15/23		5,000	5,057
6.625% 10/15/20		20,000	21,650
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		75,000	79,313
6.625% 1/31/22		25,000	26,750
7% 1/15/19		18,000	19,350
7.25% 10/30/17		17,000	18,318
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		5,000	5,188
Ceridian Corp. 11.25% 11/15/15		15,000	15,488
Chesapeake Energy Corp.:
3.25% 3/15/16 (f)		10,000	10,113
5.375% 6/15/21 (f)		5,000	5,019
5.75% 3/15/23 (f)		5,000	5,069
6.125% 2/15/21		30,000	31,913
6.875% 11/15/20		25,000	27,250
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,963
CIT Group, Inc.:
5.25% 3/15/18		25,000	27,000
5.375% 5/15/20		22,000	24,145
5.5% 2/15/19 (d)		21,000	23,048
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,650
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		$ 5,000	$ 5,119
5.25% 8/1/20		5,000	5,163
Clear Channel Worldwide Holdings, Inc. 6.5% 11/15/22 (d)		5,000	5,213
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,800
Continental Airlines, Inc. 6.75% 9/15/15 (d)		25,000	26,188
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,536
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		30,000	29,025
Crown Castle International Corp. 5.25% 1/15/23		5,000	5,088
CSC Holdings LLC 8.625% 2/15/19		25,000	30,000
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,913
Dana Holding Corp. 6.5% 2/15/19		15,000	16,088
DCP Midstream LLC 4.75% 9/30/21 (d)		150,000	160,260
Delphi Corp. 6.125% 5/15/21		15,000	16,500
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,210	10,143
Denbury Resources, Inc. 4.625% 7/15/23		10,000	9,650
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		5,000	4,975
Discover Financial Services 3.85% 11/21/22		450,000	463,143
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18		5,000	5,550
9.875% 4/15/18		5,000	5,463
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		5,000	5,300
Duke Realty LP 6.5% 1/15/18		100,000	118,295
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		5,000	5,100
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,950
Energy Transfer Equity LP 7.5% 10/15/20		20,000	23,050
ERP Operating LP 4.625% 12/15/21		110,000	123,428
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		75,000	86,438
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,675
Fifth Third Bancorp 8.25% 3/1/38		100,000	138,618
First Data Corp.:
6.75% 11/1/20 (d)		5,000	5,213
7.375% 6/15/19 (d)		10,000	10,625
FirstEnergy Corp. 7.375% 11/15/31		200,000	234,573
Forest Oil Corp. 7.5% 9/15/20 (d)		10,000	10,550
Freescale Semiconductor, Inc. 8.05% 2/1/20		20,000	21,050
Frontier Oil Corp. 6.875% 11/15/18		15,000	16,238
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,238
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
GenCorp, Inc. 7.125% 3/15/21 (d)		$ 5,000	$ 5,275
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,775
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,238
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		20,000	20,025
HD Supply, Inc.:
7.5% 7/15/20 (d)		10,000	10,513
8.125% 4/15/19		10,000	11,300
10.5% 1/15/21		15,000	15,545
HealthSouth Corp. 7.25% 10/1/18		14,000	15,050
Hertz Corp. 6.75% 4/15/19		30,000	32,738
Hexion US Finance Corp. 6.625% 4/15/20 (d)		10,000	10,038
IAC/InterActiveCorp 4.75% 12/15/22 (d)		30,000	29,325
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,743
8% 1/15/18		73,000	78,110
International Lease Finance Corp.:
4.875% 4/1/15		21,000	22,024
8.25% 12/15/20		45,000	55,125
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		15,000	19,088
8.875% 9/1/17		30,000	36,075
J. Crew Group, Inc. 8.125% 3/1/19		5,000	5,375
JB Poindexter & Co., Inc. 9% 4/1/22 (d)		20,000	20,900
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	21,850
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	21,200
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		15,000	12,900
Lennar Corp. 4.75% 12/15/17		40,000	41,900
Liberty Property LP 3.375% 6/15/23		78,000	77,498
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		75,000	78,188
8.625% 4/15/20		20,000	22,050
Masco Corp. 5.85% 3/15/17		10,000	11,052
MGM Mirage, Inc.:
6.75% 10/1/20 (d)		5,000	5,313
7.625% 1/15/17		20,000	22,200
Mirant Americas Generation LLC 9.125% 5/1/31		35,000	39,113
Mirant Mid-Atlantic LLC 10.06% 12/30/28		97,429	111,557
NCR Corp. 4.625% 2/15/21 (d)		80,000	79,600
Netflix, Inc. 5.375% 2/1/21 (d)		10,000	9,950
NeuStar, Inc. 4.5% 1/15/23 (d)		5,000	4,775
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)		$ 5,000	$ 4,994
7.75% 10/15/18		15,000	16,650
NiSource Finance Corp.:
4.45% 12/1/21		110,000	121,177
5.25% 2/15/43		100,000	104,948
NRG Energy, Inc. 6.625% 3/15/23 (d)		15,000	15,863
Nuance Communications, Inc. 5.375% 8/15/20 (d)		30,000	30,300
Oil States International, Inc. 6.5% 6/1/19		25,000	26,750
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,613
Peabody Energy Corp. 6.25% 11/15/21		45,000	46,800
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		15,000	16,538
PolyOne Corp. 5.25% 3/15/23 (d)		5,000	5,050
Post Holdings, Inc. 7.375% 2/15/22		15,000	16,406
Prudential Financial, Inc. 4.5% 11/16/21		120,000	133,579
Puget Energy, Inc.:
6% 9/1/21		10,000	11,365
6.5% 12/15/20		20,000	23,242
Regions Financial Corp. 7.75% 11/10/14		110,000	121,273
Reynolds American, Inc. 3.25% 11/1/22		150,000	148,413
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		40,000	40,900
8.5% 5/15/18 (c)		5,000	5,256
9.875% 8/15/19		10,000	10,963
Rite Aid Corp.:
9.25% 3/15/20		115,000	129,806
9.5% 6/15/17		20,000	20,975
Rockwood Specialties Group, Inc. 4.625% 10/15/20		10,000	10,225
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,725
Samson Investment Co. 9.75% 2/15/20 (d)		10,000	10,625
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,638
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,150
Sealed Air Corp.:
6.5% 12/1/20 (d)		5,000	5,475
8.125% 9/15/19 (d)		10,000	11,300
Severstal Columbus LLC 10.25% 2/15/18		15,000	16,275
Sprint Capital Corp. 8.75% 3/15/32		20,000	23,850
Sprint Nextel Corp.:
6% 12/1/16		15,000	16,275
7% 3/1/20 (d)		20,000	23,300
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.: - continued
7% 8/15/20		$ 45,000	$ 49,500
9% 11/15/18 (d)		15,000	18,544
Standard Pacific Corp.:
8.375% 5/15/18		45,000	52,988
8.375% 1/15/21		20,000	23,650
10.75% 9/15/16		20,000	24,800
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		10,000	10,300
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)		5,000	5,057
6.125% 8/15/19 (d)		5,000	5,413
7.625% 3/15/20		30,000	33,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)		24,000	24,960
7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,481
Tesoro Corp. 4.25% 10/1/17		5,000	5,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,250
The AES Corp.:
7.375% 7/1/21		47,000	54,520
7.75% 10/15/15		6,000	6,720
8% 10/15/17		16,000	18,720
TransDigm, Inc. 5.5% 10/15/20 (d)		15,000	15,638
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)		20,000	21,350
Triumph Group, Inc. 4.875% 4/1/21 (d)		5,000	5,050
Tronox Finance LLC 6.375% 8/15/20 (d)		15,000	14,550
TRW Automotive, Inc. 4.5% 3/1/21 (d)		10,000	10,175
Univision Communications, Inc.:
6.875% 5/15/19 (d)		10,000	10,700
8.5% 5/15/21 (d)		10,000	10,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)		5,000	5,272
6.5% 7/15/16 (d)		5,000	5,219
6.875% 12/1/18 (d)		10,000	10,744
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18		10,000	10,625
VPI Escrow Corp. 6.375% 10/15/20 (d)		50,000	52,875
Western Refining, Inc. 6.25% 4/1/21 (d)		5,000	5,113
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		$ 5,000	$ 5,231
Zayo Group LLC/Zayo Capital, Inc. 10.125% 7/1/20		10,000	11,775
TOTAL UNITED STATES OF AMERICA			5,370,500
TOTAL NONCONVERTIBLE BONDS (Cost $19,044,991)			18,964,413
Commercial Mortgage Securities - 4.9%

United States of America - 4.9%
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		1,065,000	1,214,209
Series 2006-GG7 Class A4, 5.8616% 7/10/38 (h)		600,000	677,434
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		800,000	911,754
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		665,000	752,343
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	563,750
Series 2007-C32 Class A3, 5.7384% 6/15/49 (h)		225,000	258,264
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,346,742)			4,377,754
Foreign Government and Government Agency Obligations - 64.3%

Australia - 10.3%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,195,580
5.5% 4/21/23	AUD	2,845,000	3,480,908
5.75% 7/15/22	AUD	424,000	524,034
TOTAL AUSTRALIA			9,200,522
Canada - 9.3%
Canadian Government:
1% 2/1/15	CAD	140,000	137,845
1.5% 3/1/17	CAD	750,000	745,578
2.75% 6/1/22 (g)	CAD	1,466,000	1,562,661
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - continued
Canadian Government: - continued
4% 6/1/41	CAD	538,000	$ 688,874
5.75% 6/1/33	CAD	200,000	300,265
Canadian Government Treasury Bills 1.0098% 8/15/13	CAD	5,000,000	4,903,332
TOTAL CANADA			8,338,555
France - 2.8%
French Government:
OAT:
3% 4/25/22	EUR	390,000	546,076
4.5% 4/25/41	EUR	180,000	288,781
5.5% 4/25/29	EUR	200,000	348,599
2.25% 10/25/22	EUR	1,025,000	1,340,173
TOTAL FRANCE			2,523,629
Germany - 3.9%
German Federal Republic:
1.5% 9/4/22	EUR	1,145,000	1,504,405
1.75% 7/4/22	EUR	525,000	707,177
2.5% 7/4/44	EUR	450,000	613,294
3.5% 7/4/19	EUR	100,000	151,668
4.75% 7/4/34	EUR	250,000	464,967
TOTAL GERMANY			3,441,511
Ireland - 0.5%
Irish Republic 4.5% 4/18/20	EUR	300,000	401,737
Italy - 2.1%
Buoni Poliennali Del Tes 5.5% 11/1/22	EUR	1,395,000	1,899,316
Japan - 5.0%
Japan Government:
0.7% 12/20/22	JPY	163,800,000	1,764,225
1.6% 3/20/33	JPY	116,100,000	1,276,246
1.7% 3/20/32	JPY	80,250,000	904,397
1.7% 12/20/32	JPY	27,150,000	303,702
2% 3/20/42	JPY	17,000,000	199,322
TOTAL JAPAN			4,447,892
Korea (South) - 2.9%
Korean Republic 3.5% 3/10/17	KRW	2,801,400,000	2,604,829
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Malaysia - 3.1%
Malaysian Government:
3.314% 10/31/17	MYR	6,420,000	$ 2,082,577
3.418% 8/15/22	MYR	2,200,000	708,384
TOTAL MALAYSIA			2,790,961
Mexico - 6.7%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	547,289
6.5% 6/9/22	MXN	21,550,000	1,944,632
7.5% 6/3/27	MXN	9,320,000	915,795
7.75% 12/14/17	MXN	14,850,000	1,361,278
8.5% 5/31/29	MXN	11,040,000	1,178,699
TOTAL MEXICO			5,947,693
Netherlands - 4.0%
Dutch Government:
(Reg.S) 1.75% 7/15/23	EUR	1,265,000	1,619,682
4.5% 7/15/17	EUR	1,290,000	1,926,055
TOTAL NETHERLANDS			3,545,737
Singapore - 2.4%
Republic of Singapore:
3% 9/1/24	SGD	1,490,000	1,337,087
3.25% 9/1/20	SGD	820,000	757,691
TOTAL SINGAPORE			2,094,778
South Africa - 1.4%
South African Republic:
6.75% 3/31/21	ZAR	2,700,000	297,959
7.75% 2/28/23	ZAR	3,090,000	357,834
10.5% 12/21/26	ZAR	4,110,000	565,906
TOTAL SOUTH AFRICA			1,221,699
Sweden - 5.1%
Swedish Kingdom:
3.5% 6/1/22	SEK	7,040,000	1,243,285
3.75% 8/12/17	SEK	19,680,000	3,344,493
TOTAL SWEDEN			4,587,778
Thailand - 1.5%
Kingdom of Thailand 5.25% 5/12/14	THB	38,170,000	1,338,850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - 3.3%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	450,000	$ 717,065
3.75% 9/7/20	GBP	885,000	1,578,559
4.25% 6/7/32	GBP	120,000	223,219
4.5% 12/7/42	GBP	220,000	424,147
TOTAL UNITED KINGDOM			2,942,990
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,317,677)			57,328,477
Floating Rate Loans - 0.0%

United States of America - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)		10,000	10,300
First Data Corp. term loan 4.2042% 3/24/18 (h)		15,000	14,944
TOTAL FLOATING RATE LOANS (Cost $24,596)			25,244
Preferred Securities - 0.8%

Germany - 0.3%
RWE AG 4.625% (e)(h)	220,000	293,702
Sweden - 0.5%
Vattenfall Treasury AB 5.25% (e)(h)	320,000	446,491
TOTAL PREFERRED SECURITIES (Cost $753,586)		740,193
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $8,141,122)	8,141,122	8,141,122
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank to buy protection on the CDX N.A. Investment Grade 5-Year Series 19 Index expiring December 2017, exercise rate 1.00% (Cost $15,950)	4/17/13	$ 5,500,000	$ 931
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $88,644,664)	89,578,134
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(343,916)
NET ASSETS - 100%	$ 89,234,218
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
10 Eurex Euro Bund Index Contracts (Germany)	June 2013	$ 1,864,964	$ 18,782
Treasury Contracts
10 CBOT U.S. Treasury Long Bond Contracts	June 2013	1,444,688	7,848
TOTAL PURCHASED		3,309,652	26,630
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
16 Eurex Euro-Bobl Index Contracts (Germany)	June 2013	$ 2,598,977	$ (16,885)
13 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2013	2,346,244	(72,855)
TOTAL BOND INDEX CONTRACTS		4,945,221	(89,740)
Treasury Contracts
57 CBOT 10 Year U.S. Treasury Note Contracts	June 2013	7,523,109	(83,929)
1 CBOT 5 Year U.S. Treasury Note Contracts	June 2013	124,055	(717)
2 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	315,188	(4,539)
TOTAL TREASURY CONTRACTS		7,962,352	(89,185)
TOTAL SOLD		12,907,573	(178,925)
		$ 16,217,225	$ (152,295)
The face value of futures purchased as a percentage of net assets is 3.7%
The face value of futures sold as a percentage of net assets is 14.5%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	AUD	Barclays Bank PLC, London	Sell	93,000	$ 96,333	$ 121
6/20/13	AUD	Barclays Bank PLC, London	Sell	137,000	139,176	(2,555)
6/20/13	AUD	Credit Suisse Intl.	Buy	950,000	965,403	17,408
6/20/13	AUD	Credit Suisse Intl.	Sell	6,382,000	6,480,462	(121,960)
6/20/13	AUD	Deutsche Bank AG	Sell	80,000	82,914	151
6/20/13	AUD	JPMorgan Chase Bank	Buy	366,000	375,856	2,785
6/20/13	AUD	JPMorgan Chase Bank	Sell	170,000	173,309	(2,563)
6/20/13	CAD	Barclays Bank PLC, London	Buy	350,000	340,375	3,504
6/20/13	CAD	Barclays Bank PLC, London	Sell	100,000	96,903	(1,348)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	CAD	Citibank NA	Buy	2,403,000	$ 2,334,982	$ 25,993
6/20/13	CAD	Credit Suisse Intl.	Buy	108,424	105,135	1,393
6/20/13	CAD	Credit Suisse Intl.	Sell	1,082,000	1,050,130	(12,948)
6/20/13	CAD	Credit Suisse Intl.	Sell	5,030,000	4,884,263	(57,769)
6/20/13	CAD	Deutsche Bank AG	Sell	49,000	47,941	(202)
6/20/13	CAD	Deutsche Bank AG	Sell	113,000	111,024	1
6/20/13	CAD	JPMorgan Chase Bank	Sell	208,000	201,147	(3,215)
6/20/13	CHF	Barclays Bank PLC, London	Sell	157,000	165,787	220
6/20/13	CHF	Citibank NA	Buy	1,601,000	1,701,510	(13,142)
6/20/13	CHF	Deutsche Bank AG	Buy	289,000	305,512	(741)
6/20/13	CHF	Deutsche Bank AG	Sell	50,000	52,979	250
6/20/13	CLP	Citibank NA	Buy	73,291,000	152,594	991
6/20/13	CZK	Citibank NA	Buy	12,825,000	653,232	(15,053)
6/20/13	CZK	Deutsche Bank AG	Sell	874,000	43,583	92
6/20/13	CZK	JPMorgan Chase Bank	Sell	2,739,000	139,512	3,218
6/20/13	CZK	JPMorgan Chase Bank	Sell	18,314,000	925,341	14,027
6/20/13	DKK	Citibank NA	Buy	5,970,000	1,045,040	(17,379)
6/20/13	DKK	Deutsche Bank AG	Sell	425,000	73,824	665
6/20/13	DKK	JPMorgan Chase Bank	Sell	1,064,000	185,559	2,405
6/20/13	EUR	Barclays Bank PLC, London	Buy	254,000	328,932	(3,141)
6/20/13	EUR	Barclays Bank PLC, London	Sell	78,000	100,982	935
6/20/13	EUR	Barclays Bank PLC, London	Sell	96,000	124,401	1,268
6/20/13	EUR	Barclays Bank PLC, London	Sell	187,000	245,044	5,190
6/20/13	EUR	Barclays Bank PLC, London	Sell	367,000	475,120	4,390
6/20/13	EUR	Barclays Bank PLC, London	Sell	907,000	1,183,785	20,427
6/20/13	EUR	Citibank NA	Sell	783,000	1,021,604	17,295
6/20/13	EUR	Credit Suisse Intl.	Buy	1,172,000	1,537,316	(34,058)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	EUR	Credit Suisse Intl.	Buy	1,245,000	$ 1,625,511	$ (28,620)
6/20/13	EUR	Credit Suisse Intl.	Sell	354,000	458,473	4,418
6/20/13	EUR	Credit Suisse Intl.	Sell	359,000	466,357	5,888
6/20/13	EUR	Deutsche Bank AG	Buy	210,000	269,812	(457)
6/20/13	EUR	Deutsche Bank AG	Buy	416,000	538,434	(4,854)
6/20/13	EUR	Deutsche Bank AG	Buy	16,399,000	21,430,951	(396,889)
6/20/13	EUR	Deutsche Bank AG	Sell	128,000	165,691	1,513
6/20/13	EUR	Deutsche Bank AG	Sell	142,000	182,840	705
6/20/13	EUR	JPMorgan Chase Bank	Buy	1,530,000	1,981,749	(19,306)
6/20/13	EUR	JPMorgan Chase Bank	Sell	118,000	152,553	1,201
6/20/13	EUR	JPMorgan Chase Bank	Sell	202,000	263,401	4,307
6/20/13	EUR	JPMorgan Chase Bank	Sell	367,000	477,348	6,618
6/20/13	EUR	JPMorgan Chase Bank	Sell	390,000	506,851	6,620
6/20/13	EUR	JPMorgan Chase Bank	Sell	406,000	518,989	(1,764)
6/20/13	EUR	JPMorgan Chase Bank	Sell	606,000	794,648	17,367
6/20/13	GBP	Barclays Bank PLC, London	Sell	137,000	205,531	(2,543)
6/20/13	GBP	Credit Suisse Intl.	Buy	378,000	572,628	1,474
6/20/13	GBP	Credit Suisse Intl.	Buy	580,000	877,658	3,238
6/20/13	GBP	Credit Suisse Intl.	Sell	3,157,000	4,786,044	(8,767)
6/20/13	GBP	Deutsche Bank AG	Buy	51,000	77,102	356
6/20/13	GBP	Deutsche Bank AG	Sell	86,000	130,533	(82)
6/20/13	GBP	JPMorgan Chase Bank	Buy	151,000	225,511	3,826
6/20/13	GBP	JPMorgan Chase Bank	Sell	81,000	120,548	(2,474)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	GBP	JPMorgan Chase Bank	Sell	119,000	$ 177,455	$ (3,280)
6/20/13	GBP	JPMorgan Chase Bank	Sell	141,000	213,072	(1,077)
6/20/13	JPY	Barclays Bank PLC, London	Buy	222,750,000	2,347,885	19,811
6/20/13	JPY	Barclays Bank PLC, London	Buy	963,100,000	10,346,246	(109,081)
6/20/13	JPY	Barclays Bank PLC, London	Sell	7,350,000	76,960	(1,166)
6/20/13	JPY	Barclays Bank PLC, London	Sell	8,900,000	94,554	(47)
6/20/13	JPY	Barclays Bank PLC, London	Sell	11,950,000	124,573	(2,448)
6/20/13	JPY	Barclays Bank PLC, London	Sell	30,200,000	318,581	(2,426)
6/20/13	JPY	Barclays Bank PLC, London	Sell	42,100,000	437,563	(9,935)
6/20/13	JPY	Citibank NA	Sell	20,026,000	208,638	(4,227)
6/20/13	JPY	Citibank NA	Sell	45,400,000	487,211	4,637
6/20/13	JPY	Credit Suisse Intl.	Buy	49,800,000	527,997	1,347
6/20/13	JPY	Credit Suisse Intl.	Buy	78,900,000	847,449	(8,791)
6/20/13	JPY	Credit Suisse Intl.	Sell	20,000,000	210,600	(1,988)
6/20/13	JPY	Credit Suisse Intl.	Sell	91,200,000	949,688	(19,712)
6/20/13	JPY	Deutsche Bank AG	Buy	11,550,000	122,916	(146)
6/20/13	JPY	JPMorgan Chase Bank	Sell	20,500,000	218,059	156
6/20/13	KRW	Barclays Bank PLC, London	Sell	188,100,000	170,303	1,141
6/20/13	KRW	Barclays Bank PLC, London	Sell	230,400,000	210,700	3,496
6/20/13	KRW	Citibank NA	Buy	2,533,950,000	2,315,589	(36,757)
6/20/13	KRW	Credit Suisse Intl.	Buy	540,300,000	494,396	(8,493)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	KRW	Deutsche Bank AG	Sell	108,600,000	$ 97,008	$ (659)
6/20/13	KRW	Deutsche Bank AG	Sell	125,200,000	112,945	351
6/20/13	KRW	JPMorgan Chase Bank	Sell	110,900,000	98,996	(739)
6/20/13	MXN	Barclays Bank PLC, London	Buy	11,388,000	912,501	2,225
6/20/13	MXN	Barclays Bank PLC, London	Sell	1,653,000	132,311	(464)
6/20/13	MXN	Citibank NA	Buy	4,969,000	389,451	9,678
6/20/13	MXN	Credit Suisse Intl.	Buy	68,334,000	5,375,334	113,501
6/20/13	MXN	Credit Suisse Intl.	Sell	6,965,000	541,335	(18,119)
6/20/13	MXN	Deutsche Bank AG	Sell	311,000	24,994	13
6/20/13	MXN	Deutsche Bank AG	Sell	1,555,000	125,076	173
6/20/13	MXN	JPMorgan Chase Bank	Sell	1,739,000	138,602	(1,081)
6/20/13	MXN	JPMorgan Chase Bank	Sell	2,050,000	158,912	(5,751)
6/20/13	MXN	JPMorgan Chase Bank	Sell	86,750,000	6,750,447	(217,627)
6/20/13	MYR	Barclays Bank PLC, London	Sell	7,295,000	2,333,877	(18,590)
6/20/13	MYR	Credit Suisse Intl.	Buy	2,576,000	824,848	5,852
6/20/13	MYR	JPMorgan Chase Bank	Sell	274,000	87,258	(1,100)
6/20/13	NOK	Barclays Bank PLC, London	Sell	517,000	89,541	1,318
6/20/13	NOK	Citibank NA	Buy	2,553,000	445,234	(9,579)
6/20/13	NZD	Barclays Bank PLC, London	Sell	148,000	121,267	(1,867)
6/20/13	NZD	Citibank NA	Buy	617,000	506,046	7,289
6/20/13	PLN	Barclays Bank PLC, London	Sell	321,000	100,505	2,588
6/20/13	PLN	Citibank NA	Buy	7,390,000	2,309,101	(54,881)
6/20/13	PLN	Credit Suisse Intl.	Sell	457,000	142,590	3,189
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
6/20/13	PLN	Deutsche Bank AG	Sell	1,549,000	$ 470,106	$ (2,395)
6/20/13	SEK	Barclays Bank PLC, London	Sell	523,000	80,222	108
6/20/13	SEK	Credit Suisse Intl.	Buy	3,790,440	593,038	(12,416)
6/20/13	SEK	Deutsche Bank AG	Sell	389,000	59,728	141
6/20/13	SEK	JPMorgan Chase Bank	Buy	3,641,863	565,534	(7,671)
6/20/13	SEK	JPMorgan Chase Bank	Sell	974,000	152,834	3,636
6/20/13	SEK	JPMorgan Chase Bank	Sell	26,897,000	4,195,249	75,149
6/20/13	SGD	Citibank NA	Sell	2,867,000	2,300,164	(11,773)
6/20/13	SGD	Credit Suisse Intl.	Buy	857,000	686,406	4,676
6/20/13	SGD	Deutsche Bank AG	Sell	55,000	44,219	(132)
6/20/13	SGD	JPMorgan Chase Bank	Buy	202,000	162,146	746
6/20/13	THB	Deutsche Bank AG	Sell	2,840,000	96,978	5
6/20/13	THB	JPMorgan Chase Bank	Buy	9,151,000	305,696	6,768
6/20/13	THB	JPMorgan Chase Bank	Sell	3,427,000	114,615	(2,401)
6/20/13	TRY	Citibank NA	Buy	2,186,000	1,201,876	(6,754)
6/20/13	TRY	Credit Suisse Intl.	Sell	344,000	189,206	1,136
6/20/13	TRY	Deutsche Bank AG	Sell	1,657,000	898,980	(6,929)
6/20/13	TRY	JPMorgan Chase Bank	Sell	185,000	100,835	(308)
6/20/13	ZAR	Citibank NA	Buy	1,531,000	166,460	(1,863)
6/20/13	ZAR	Credit Suisse Intl.	Sell	1,939,000	211,474	3,014
6/20/13	ZAR	JPMorgan Chase Bank	Sell	1,106,000	118,276	(629)
						$ (892,728)
Swap Agreements
Credit Default Swaps
Underlying Reference	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (1)		Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Akzo Nobel Sweden Finance AB	Jun. 2018	Deutsche Bank AG	(1%)	EUR	200,000	$ (64)	$ 1,591	$ 1,527
BBVA Senior Finance SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	400,000	11,821	(6,046)	5,775
CDX N.A. High Yield 5-Year Series 19 Index	Dec. 2017	Deutsche Bank AG	(5%)		1,300,000	(56,102)	55,321	(781)
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	16,082	(23,286)	(7,204)
Next PLC	Jun. 2018	Citibank	(1%)	EUR	200,000	407	(1,059)	(652)
PPR SA	Dec. 2017	Credit Suisse	(1%)	EUR	250,000	(989)	(3,603)	(4,592)
Santander Intl Debt SA	Sep. 2018	JPMorgan Chase, Inc.	(3%)	EUR	400,000	5,925	(1,706)	4,219
Valeo SA	Jun. 2018	Citibank	(1%)	EUR	200,000	10,041	(8,511)	1,530
WPP Group PLC	Dec. 2017	Credit Suisse	(1%)	EUR	110,000	(1,655)	129	(1,526)
TOTAL CREDIT DEFAULT SWAPS						$ (14,534)	$ 12,830	$ (1,704)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,445,908 or 1.6% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $197,198.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,563
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 18,964,413	$ -	$ 18,964,413	$ -
Commercial Mortgage Securities	4,377,754	-	4,377,754	-
Foreign Government and Government Agency Obligations	57,328,477	-	57,328,477	-
Floating Rate Loans	25,244	-	25,244	-
Preferred Securities	740,193	-	740,193	-
Money Market Funds	8,141,122	8,141,122	-	-
Purchased Swaptions	931	-	931	-
Total Investments in Securities:	$ 89,578,134	$ 8,141,122	$ 81,437,012	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 452,404	$ -	$ 452,404	$ -
Futures Contracts	26,630	26,630	-	-
Swap Agreements	44,276	-	44,276	-
Total Assets	$ 523,310	$ 26,630	$ 496,680	$ -
Liabilities
Foreign Currency Contracts	$ (1,345,132)	$ -	$ (1,345,132)	$ -
Futures Contracts	(178,925)	(178,925)	-	-
Swap Agreements	(58,810)	-	(58,810)	-
Total Liabilities	$ (1,582,867)	$ (178,925)	$ (1,403,942)	$ -
Total Other Derivative Instruments:	$ (1,059,557)	$ (152,295)	$ (907,262)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $88,645,895. Net unrealized appreciation aggregated $932,239, of which $2,490,767 related to appreciated investment securities and $1,558,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Foreign Currency Contracts: Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open foreign currency contracts at period end are presented in the Schedule of Investments under the caption Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap agreement, to manage its exposure to potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions."

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements: A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

For additional information on the Fund's policy regarding valuation of investments, derivative instruments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

1.832282.107

ALIM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,493
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,995
5.5% 1/1/22	2,300	2,289
		6,777
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,928
5% 10/1/17 (FSA Insured)	10,000	11,653
5% 10/1/18 (FSA Insured)	2,500	2,947
5.25% 10/1/20 (FSA Insured)	6,695	7,974
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	7,000
6% 1/1/27	1,400	1,615
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,719
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,499
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,414
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (d)	6,700	7,051
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,852
5% 7/1/20	2,550	2,785
5% 7/1/21	1,505	1,641
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (d)	3,100	3,106
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (g)	1,005	1,018
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,294
Series 2011 C, 5% 7/1/21	1,000	1,235
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,587
5% 7/1/18	7,665	9,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,722
5% 7/1/25	2,000	2,328
Series 2012 A:
5% 7/1/22	500	608
5% 7/1/23	1,100	1,325
		100,494
California - 15.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,991
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,631
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,962
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,337
Series AM, 5% 12/1/19	5,015	6,231
Series AI:
5% 12/1/20	5,000	6,287
5% 12/1/25	2,195	2,683
5% 12/1/29	4,865	5,744
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (d)	6,840	7,235
Series 2004 A:
5% 7/1/15	4,775	5,049
5.25% 7/1/14	3,900	4,140
Series 2009 A:
5% 7/1/15	8,990	9,506
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,576
5% 7/1/19	7,625	9,317
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,062
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,365
5.25% 7/1/14	3,445	3,657
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,181
Series 2009 B, 5% 7/1/20	5,600	6,768
Series A, 5% 7/1/18	4,510	5,412
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,587
5% 3/1/15	2,415	2,625
5% 8/1/16	6,070	6,927
5% 3/1/19	1,470	1,716
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,232
5% 3/1/26	2,200	2,420
5% 6/1/27 (AMBAC Insured)	1,800	1,904
5.125% 11/1/24	1,900	1,944
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,935
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	145	147
5.25% 2/1/16	2,995	3,042
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,596
5.25% 2/1/28	3,400	3,444
5.25% 12/1/33	110	114
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,400
5.5% 4/1/13 (AMBAC Insured)	1,000	1,000
5.5% 8/1/29	13,900	16,156
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,352
5.5% 8/1/30	10,000	11,552
5.5% 11/1/33	21,355	21,931
6% 3/1/33	12,375	15,187
6% 4/1/38	7,500	8,880
6% 11/1/39	35,800	42,828
6.5% 4/1/33	150	185
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,066
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,536
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	130
6.5% 10/1/38	5,300	6,319
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,165
Series 2009 D, 5%, tender 7/1/14 (d)	4,100	4,328
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.92%, tender 7/1/17 (d)	4,500	4,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (d)	$ 5,900	$ 6,246
Series 2011 D, 5% 8/15/35	3,000	3,322
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 5/1/13 (d)(g)	9,500	9,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	3,400	3,412
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,538
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,643
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,947
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,130
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,193
5% 11/1/24	1,000	1,169
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,723
5.25% 10/1/25	4,000	4,720
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	18,084
Series 2012 A:
5% 4/1/22	2,100	2,519
5% 4/1/23	5,000	5,909
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,955
5% 12/1/21	2,500	3,019
Series 2005 K, 5% 11/1/16	7,195	7,992
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,356
Series 2009 G1, 5.75% 10/1/30	2,100	2,457
Series 2009 I, 6.125% 11/1/29	1,300	1,605
Series 2010 A, 5.75% 3/1/30	4,100	4,768
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,074
Series 2009 A:
5.75% 11/1/25	5,000	6,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,961
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,008
5% 6/15/13	8,665	8,748
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	693
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.506%, tender 12/12/15 (d)	14,800	14,841
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,965
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.47%, tender 7/1/14 (d)	40,825	40,892
Series 2011 A2, 0.47%, tender 7/1/14 (d)	18,265	18,295
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,142
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,705
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,027
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,021
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,026
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,880
Series 2010 C, 5.25% 8/1/39	3,700	4,380
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,528
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2013 A:
5% 7/1/19 (c)	$ 11,600	$ 14,197
5% 7/1/21 (c)	4,000	4,973
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,255
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,628
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,845
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,075
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,725
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,201
5% 7/1/23	3,800	4,516
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,411
5% 7/1/20	2,000	2,324
5% 7/1/21	1,500	1,715
5% 7/1/22	2,250	2,540
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,680
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,623
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,769
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (g)	5,000	5,920
Poway Unified School District:
Series B:
0% 8/1/37	16,850	5,378
0% 8/1/38	4,650	1,399
0% 8/1/40	2,240	601
0% 8/1/36	12,950	4,381
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,985	4,886
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,599
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009: - continued
5.25% 7/1/21	$ 700	$ 830
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,315
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,990
6.5% 8/1/27	3,500	4,292
6.5% 8/1/28	2,750	3,366
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,831
5.25% 8/1/26	2,200	2,350
5.5% 8/1/20	2,000	2,359
Series 2009 B, 5% 8/1/18	7,355	8,469
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,269
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,902
5% 5/15/22	2,000	2,399
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	991
0% 7/1/39	7,200	2,052
Series 2008 E, 0% 7/1/49	4,500	767
Series C:
0% 7/1/46	20,405	4,042
0% 7/1/47	13,000	2,453
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,728
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,263
0% 8/1/37	2,000	610
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,522
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,631
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 11,702
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,246
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,105
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,975
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	184
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,791
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	814
Series 2009 O, 5.25% 5/15/39	1,900	2,210
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,160
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,122
		790,742
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,118
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,574
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,936
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,176
5% 11/15/14 (Escrowed to Maturity)	60	65
Series 2006 F:
5% 11/15/13	395	406
5% 11/15/13 (Escrowed to Maturity)	890	916
5% 11/15/14	420	447
5% 11/15/14 (Escrowed to Maturity)	935	1,006
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	$ 5,800	$ 6,270
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,604
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,547
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,092
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,092
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,263
Series 2010 A:
0% 9/1/35	2,000	639
0% 9/1/37	3,000	851
0% 9/1/38	3,760	998
		35,185
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(g)	4,700	4,732
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,707
Series 2013 A:
0.26% 3/1/15 (d)	3,200	3,199
0.35% 3/1/16 (d)	1,400	1,400
0.46% 3/1/17 (d)	1,600	1,599
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,394
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Escrowed to Maturity)	2,070	2,107
		27,138
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,001
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	$ 2,000	$ 2,086
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,072
		20,285
Florida - 10.2%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,711
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,012
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,447
Series 2012 A:
5% 7/1/21	5,380	6,465
5% 7/1/22	5,000	5,962
5% 7/1/25	5,635	6,544
5% 7/1/26	24,585	28,335
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,737
Series 2010 A3, 1.87% 6/1/13 (d)	52,200	52,340
Series 2011 A1, 5% 6/1/18	2,000	2,345
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,477
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,556
5% 12/1/23	2,245	2,628
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,823
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,299
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,876
Series 2009 D, 5% 6/1/21	2,780	3,347
Series 2011 C:
5% 6/1/20	12,380	15,274
5% 6/1/21	13,005	16,172
5% 6/1/22	10,000	12,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2011 E, 5% 6/1/24	$ 5,000	$ 6,032
Series A, 5.5% 6/1/38	1,800	2,125
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,851
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,801
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,911
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,397
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,435
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,922
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,099
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,171
Series 2005 I:
5% 11/15/17	2,600	2,987
5% 11/15/18	2,000	2,326
Series 2008 B, 6% 11/15/37	12,000	13,997
Series B:
5% 11/15/17	1,050	1,150
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	168
Series G:
5% 11/15/13	1,545	1,589
5% 11/15/13 (Escrowed to Maturity)	55	57
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,285
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,831
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,075
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,412
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,176
5% 9/1/22	2,270	2,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	$ 7,875	$ 8,061
5% 10/1/14	7,000	7,320
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,811
5% 10/1/23	5,320	6,319
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,420
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,135
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,183
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,653
5.25% 6/1/24	3,750	4,111
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,124
5% 11/15/22	500	561
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,293
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,371
Series 2012 A:
5% 10/1/22 (g)	3,000	3,600
5% 10/1/24 (g)	10,000	11,615
5% 10/1/24	2,165	2,604
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,601
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,526
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,801
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,500	2,526
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,445
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,855
5% 8/1/15 (AMBAC Insured)	5,990	6,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	$ 1,250	$ 1,514
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,756
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,245
5.75% 10/1/43	1,850	1,986
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,311
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,923
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,930
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,206
Series 2012 B, 5% 8/1/26	4,000	4,590
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,436
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,835
5% 10/1/20	3,500	4,323
Series 2012 A:
5% 10/1/23	1,700	2,120
5% 10/1/25	900	1,126
Series 2013 A, 5% 10/1/24	4,800	6,014
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,382
Series 2011, 5% 10/1/24	8,600	10,186
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	6,092
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,533
Series 2013 A:
5% 7/1/25	2,000	2,370
5% 7/1/27	4,255	4,956
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	$ 5,000	$ 5,503
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,784
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (g)	5,965	6,841
5% 10/1/18 (FSA Insured) (g)	10,515	12,214
5% 10/1/19 (FSA Insured) (g)	5,965	6,912
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,132
		527,748
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (d)	10,500	10,690
Fourth Series 1995:
1.2%, tender 4/1/14 (d)	3,800	3,829
1.2%, tender 4/1/14 (d)	5,200	5,239
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,844
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,776
6.125% 9/1/40	5,600	6,524
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,787
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,296
5% 11/1/18	6,000	7,102
5% 11/1/19	3,000	3,587
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,881
5.25% 1/1/20	1,625	1,983
Series 2008 D, 5.75% 1/1/19	11,500	14,008
Series 2009 B, 5% 1/1/16	2,500	2,781
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	27
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2011 A, 5% 1/1/21	$ 9,000	$ 10,935
Series GG:
5% 1/1/22	3,000	3,662
5% 1/1/24	3,625	4,401
5% 1/1/25	1,250	1,504
5% 1/1/26	5,000	5,951
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,418
Series S:
5% 10/1/22	1,275	1,542
5% 10/1/24	2,425	2,874
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	756
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.37%, tender 9/1/14 (d)	15,500	15,506
Third Series 2009 A, 5.25% 7/1/36	11,600	13,462
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (d)	20,100	20,175
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,483
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,117
		180,508
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (g)	4,995	5,450
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,387
		9,837
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,098
6.75% 11/1/37	2,600	3,035
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,883
		8,016
Illinois - 13.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 946
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,792
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,017
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,769
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,850
Series 2010 F, 5% 12/1/31	20,000	21,831
Series 2011 A, 5.5% 12/1/39	5,900	6,662
Series 2012 A, 5% 12/1/42	14,300	15,270
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,974
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,063
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,940
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,312
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	195
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	944
Series 2006 A, 5% 1/1/23	10,975	11,862
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,313
Series 2012 C, 5% 1/1/25	1,000	1,135
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,108
Series 2010 D:
5.25% 1/1/18 (g)	750	882
5.25% 1/1/19 (g)	5,125	6,083
Series 2011 B, 5% 1/1/20	4,430	5,255
Series 2011 C, 6.5% 1/1/41	14,300	18,154
Series 2012 A, 5% 1/1/22	1,750	2,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B:
4% 1/1/14 (g)	$ 5,000	$ 5,132
5% 1/1/22 (g)	7,000	8,330
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,785
Series 2010 C:
5% 1/1/22	3,155	3,778
5% 1/1/23	3,400	4,048
5% 1/1/24	2,000	2,369
5.25% 1/1/37	3,385	3,860
5.25% 1/1/40	1,575	1,787
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,680
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,905
5% 6/1/19 (AMBAC Insured)	3,705	4,178
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	864
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,516
Series 2008, 5.25% 11/1/33	5,200	5,949
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,493
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,194
5% 12/15/24	1,000	1,185
Series 2012 C, 5% 12/15/25	2,120	2,411
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,188
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	648
Series 2009 D, 5% 11/15/17	3,250	3,789
Series 2010 A, 5.25% 11/15/24	17,925	20,931
Series 2011 A, 5.25% 11/15/24	1,500	1,768
Series 2012 C:
5% 11/15/22	2,000	2,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/23	$ 2,500	$ 2,979
5% 11/15/24	15,405	18,117
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,968
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,513
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (d)(g)	6,320	6,335
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,599
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	477
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	527
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,502
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,567
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,618
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,530
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,651
5.25% 10/1/14	2,290	2,408
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,064
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,040
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,666
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,058
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,435	4,714
5.1% 8/15/31	5,000	5,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 6,835	$ 7,386
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,824
5% 5/15/19	3,940	4,622
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,437
6.25% 5/1/21	6,395	7,617
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,103
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,398
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	11,855	12,963
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,360
Series 2008 A, 5.625% 1/1/37	19,255	21,393
Series 2009 A, 7.25% 11/1/38	965	1,178
Series 2009:
6.875% 8/15/38	325	387
7% 8/15/44	1,165	1,389
Series 2010 A:
5.5% 8/15/24	2,110	2,417
5.75% 8/15/29	1,440	1,643
Series 2012 A, 5% 5/15/23	1,480	1,673
Series 2012:
5% 9/1/32	8,100	8,796
5% 11/15/43	3,265	3,433
Series 2013, 5% 5/15/43	2,500	2,635
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,423
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,686
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,600
Series 2006:
5% 1/1/18	9,600	10,920
5% 1/1/19	3,200	3,640
Series 2007 B, 5% 1/1/15	1,150	1,230
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,041
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 3,600	$ 3,850
Series 2012:
3% 8/1/13	5,200	5,242
5% 8/1/19	4,475	5,123
5% 3/1/20	3,250	3,714
5% 3/1/21	2,750	3,145
5% 8/1/21	1,600	1,834
5% 3/1/22	5,000	5,710
5% 8/1/22	6,600	7,540
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,303
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,321
5% 6/15/16	10,000	11,382
Series 2011, 4% 6/15/13	2,900	2,922
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,633
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	36,445
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,516
4% 6/15/20	7,500	7,809
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,263
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,569
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,194
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,876
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,083
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	847
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 4,137
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,541
0% 12/1/14 (FSA Insured)	5,180	5,021
0% 12/1/15 (FSA Insured)	3,810	3,612
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,512
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,445
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,201
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,666
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	7,866
Series 2012 B, 0% 12/15/51	48,500	6,986
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,025
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,761
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,499
0% 6/15/46 (FSA Insured)	4,730	897
0% 6/15/47 (FSA Insured)	3,755	678
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,918
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	583
0% 6/15/16 (Escrowed to Maturity)	1,050	1,027
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,395
0% 6/15/17 (Escrowed to Maturity)	1,175	1,132
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,939
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,156
5% 10/1/19	1,475	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 2,974
0% 4/1/14	3,500	3,462
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,507
0% 11/1/14 (FSA Insured)	1,285	1,269
0% 11/1/16 (Escrowed to Maturity)	995	972
0% 11/1/16 (FSA Insured)	3,005	2,854
0% 11/1/17 (FSA Insured)	1,300	1,203
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	989
		681,889
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,067
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,159
5% 1/10/14 (FSA Insured)	1,180	1,221
5% 7/10/14 (FSA Insured)	1,215	1,280
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,560
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,332
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,851
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,104
5.25% 7/15/16 (FSA Insured)	2,095	2,359
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,139
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	1,650	1,801
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,600
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/17	$ 855	$ 1,000
Series 2010 A, 5% 2/1/17	3,700	4,276
Series 2012:
5% 3/1/22	1,000	1,178
5% 3/1/23	1,000	1,166
5% 3/1/41	5,310	5,659
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,693
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	6,024
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,194
5% 1/1/25	1,000	1,183
5% 1/1/26	2,745	3,222
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,208
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,594
Series 2011 A, 5.25% 10/1/24	4,025	4,867
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,843
0% 12/1/17 (AMBAC Insured)	1,470	1,381
0% 6/1/18 (AMBAC Insured)	1,740	1,607
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,778
5% 10/1/21	5,500	6,500
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,651
5% 7/15/22	1,000	1,225
5% 7/15/23	2,700	3,293
5% 7/15/24	4,185	5,056
5% 7/15/25	4,330	5,169
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,699
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	$ 3,500	$ 3,708
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	5,298
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,927
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,581
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,508
		139,944
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,910
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	341
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,240
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,132
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,588
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,589
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,780
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	5,234
Series 2012 B, 5% 9/1/24	1,500	1,773
Series 2012, 5% 9/1/23	1,025	1,225
		21,902
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,395
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,350
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,434
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,385
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,157
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,050
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,300
		73,280
Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,246
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,059
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,189
5% 7/1/15	2,740	2,957
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,495
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,869
Series 2012, 5% 12/1/20	3,200	3,730
0% 9/1/13 (AMBAC Insured)	1,400	1,385
		22,930
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,295
6% 7/1/38	1,800	2,111
		9,195
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,865
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,867
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,385
5% 7/1/18	2,500	2,965
Series 2010, 5.125% 7/1/39	3,600	3,923
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,425
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,640
Series 2012 C, 0.966%, tender 11/15/17 (d)	15,000	15,138
Series 2013 A:
5% 7/1/24 (c)	1,245	1,466
5% 7/1/25 (c)	1,060	1,235
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	558
5% 4/1/16	1,665	1,867
		43,334
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,148
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,185
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (d)	1,600	1,646
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(g)	3,000	3,149
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	$ 5,900	$ 6,048
Series 2004 B, 5.25% 8/1/20	13,865	17,449
Series 2007 C:
5.25% 8/1/22	3,300	3,874
5.25% 8/1/23	1,600	1,876
5.25% 8/1/24	4,000	4,666
Series 2011 A, 5% 4/1/23	10,000	12,198
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,217
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,955
5% 7/1/21	4,700	5,533
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (d)	2,045	2,063
5%, tender 7/1/15 (d)	7,000	7,479
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (g)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (g)	4,040	4,051
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,700
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		92,108
Michigan - 2.4%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,759
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,213
Series 2006 D, 0.841% 7/1/32 (d)	5,520	4,746
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,714
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	$ 1,290	$ 1,376
5% 12/1/15	665	728
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,494
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,329
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,196
5% 11/15/21	650	779
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,763
5% 6/1/27	2,300	2,576
5% 6/1/39	4,100	4,341
Series 2012 B, 5% 7/1/22	2,900	3,274
Series 2012:
5% 11/15/36	7,100	7,697
5% 11/15/42	1,560	1,662
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,508
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,549
5% 12/1/26	980	1,077
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	255
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,442
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,496
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,029
Univ. of Michigan Rev. Bonds 0.32%, tender 4/1/15 (d)	36,500	36,506
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (g)	2,900	3,399
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	$ 1,100	$ 1,128
5% 1/1/15	1,585	1,701
		125,732
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	592
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,256
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,861
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,555
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,917
5% 1/1/20	4,500	5,395
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	800	869
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,789
5.5% 7/1/18	1,400	1,659
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	397
5% 5/15/14	250	261
		29,551
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (d)(g)	5,800	5,802
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.65% 9/1/17 (d)	4,100	4,111
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,523
		11,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	$ 1,000	$ 1,000
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,153
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,177
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,896
		5,597
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,701
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,910
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,812
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,638
		9,360
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (g)	1,500	1,518
5.375% 7/1/20 (g)	1,100	1,113
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,876
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,011
5% 7/1/14	1,000	1,052
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,219
5% 6/1/23	2,000	2,423
5% 6/1/24	2,000	2,400
5% 6/1/25	1,050	1,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,717
Series 2013 D1, 5% 3/1/25 (c)	2,825	3,381
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,905
		24,864
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,903
Series 2012:
4% 7/1/22	1,350	1,436
5% 7/1/26	1,280	1,426
Series 2013 A, 5% 10/1/43	2,430	2,636
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,733
5% 2/1/23	2,215	2,665
5% 2/1/24	1,775	2,115
		17,914
New Jersey - 3.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	1,710	1,770
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,616
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,483
5.25% 6/15/21	4,500	5,263
5.25% 6/15/22	10,585	12,181
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,275
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,312
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	7,106
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,640
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	6,068
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,592
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	5,138
Series 2012 G, 0.7% 2/1/15 (d)	8,800	8,808
Series 2012 II, 5% 3/1/21	7,600	9,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2012, 5% 6/15/13	$ 2,000	$ 2,018
Series 2013:
5% 3/1/23	9,300	11,230
5% 3/1/24	12,800	15,137
5% 3/1/25	1,400	1,641
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,636
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,363
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,775
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.87%, tender 12/22/14 (d)	17,100	17,143
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,386
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,704
Series 2012 AA:
5% 6/15/23	7,500	8,957
5% 6/15/24	12,000	14,213
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,350
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,632
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,086
		184,666
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (d)	27,900	28,959
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,398
4% 9/1/16	3,000	3,316
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,388
		41,061
New York - 10.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	$ 1,800	$ 1,887
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,233
5.75% 7/1/40	1,000	1,126
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,761
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,068
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,923
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,033
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,817
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,158
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	477
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,854
Series 2005 G, 5% 8/1/14	6,500	6,911
Series 2008 E, 5% 8/1/13	11,760	11,946
Series 2010 C, 5% 8/1/14	10,000	10,632
Series 2010 E, 5% 8/1/16	11,210	12,797
Series C, 5.5% 8/1/13	95	95
Series J7, 0.59% 8/1/21 (b)	4,000	3,998
Series J8, 0.5% 8/1/21 (b)	4,900	4,899
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,498
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	936
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,364
Series 2009 S2, 6% 7/15/38	7,000	8,224
Series 2009 S3:
5.25% 1/15/34	20,000	22,944
5.25% 1/15/39	2,600	2,984
Series 2009 S4, 5.75% 1/15/39	6,400	7,517
Series S1, 5% 7/15/25	7,700	9,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	$ 5,000	$ 5,812
5% 2/1/21	3,510	4,335
Series 2010 B, 5% 11/1/20	37,195	45,660
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	173
5% 11/1/16	9,410	10,862
Series 2012 A, 5% 11/1/21	5,460	6,804
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,280
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,104
Series 2009 A:
5% 3/15/17	9,975	11,639
5% 3/15/19	11,040	13,421
Series 2009 D, 5% 6/15/13	28,020	28,291
Series A:
5% 2/15/19	1,000	1,213
5% 2/15/20	3,000	3,672
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,746
Series A:
5.75% 7/1/13	930	942
5.75% 7/1/13	300	304
(Mental Health Svcs. Facilities Proj.) Series 2008 D, 5% 8/15/13	7,390	7,517
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	865
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,613
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,869
Series 2009 A:
5% 7/1/20	5,000	6,023
5% 7/1/21	12,335	14,753
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.35%, tender 11/1/14 (d)	$ 7,000	$ 6,995
Series B, 5% 11/15/13	4,280	4,406
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.556%, tender 11/1/14 (d)	7,900	7,912
Series 2012 G2, 0.666%, tender 11/1/15 (d)	15,400	15,450
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,674
Series 2005 C, 5.25% 11/15/14	1,000	1,080
Series 2008 C, 6.5% 11/15/28	11,300	14,097
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (d)	3,260	3,301
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,430
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,494
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,420
5% 4/1/14	1,500	1,571
Series 2010 A, 5% 4/1/23	8,195	9,669
Series 2011 A, 5% 4/1/19	2,000	2,409
Series 2011 A1, 5% 4/1/20	2,220	2,718
Series 2011 A2, 5% 4/1/21	2,000	2,458
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	612
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,257
Series 2011 A, 5% 3/15/22	7,605	9,249
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,217
5.25% 6/1/22 (AMBAC Insured)	9,450	9,523
5.5% 6/1/19	1,000	1,008
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003 B-1C:
5.5% 6/1/19	4,700	4,739
5.5% 6/1/20	800	807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B-1C:
5.5% 6/1/22	$ 600	$ 605
Series 2011, 5% 6/1/16	17,000	19,293
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,769
5% 11/15/24	4,000	4,969
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,312
		529,146
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	4,100	4,214
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,671
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,608
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,619
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	2,995	3,228
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,481
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,344
5% 1/1/16	3,000	3,341
5% 1/1/20	2,110	2,487
Series 2012 A, 2% 1/1/14	4,780	4,836
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,522
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,478
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,059
5% 6/1/22	4,000	4,649
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A:
5% 1/1/19	$ 10,500	$ 12,528
5% 1/1/20	2,000	2,419
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.586%, tender 12/1/15 (d)	12,900	12,977
		68,139
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,047
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,565
Series 2012:
5% 2/15/21	1,500	1,791
5% 2/15/22	2,000	2,399
5% 2/15/24	2,000	2,336
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,961
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,660
5% 6/1/17	3,780	4,292
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,470
5% 1/1/27	1,500	1,751
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,523
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,680
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,735
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,666
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,889
5% 10/1/22	2,000	2,346
5% 10/1/23	3,000	3,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 4,110
Series 2010 B, 4% 9/15/15	2,830	3,076
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,984
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,313
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,594
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	7,119
5% 12/1/14 (Escrowed to Maturity)	395	426
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,628
Olentangy Local School District 5.5% 12/1/15	25	25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,790
		85,590
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,136
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,385
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,701
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,288
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,282
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	7,185	7,829
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,693
5% 1/1/22 (FSA Insured)	12,455	14,460
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,376
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	$ 1,000	$ 1,032
5% 12/15/14	850	912
		41,094
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (d)	3,500	3,665
Pennsylvania - 3.5%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,322
Series 2008 B, 5% 6/15/13	2,000	2,019
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,410
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,179
Series 2006 B, 5% 12/15/13	3,115	3,178
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,015
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,551
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,430
5% 7/1/22	6,000	6,750
5% 1/1/23	3,000	3,322
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,302
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,993
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,690
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,980
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,847
Series 2009 A, 5% 6/1/17	2,925	3,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	$ 3,115	$ 3,661
5% 3/1/22	2,000	2,357
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,038
Series 2011, 5% 7/1/21	2,100	2,618
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,485
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,557
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,600
Series 2009 B, 5% 12/1/16	12,500	14,342
Series 2013 A, 0.72% 12/1/17 (d)	7,600	7,602
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,740
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,156
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,837
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	746
Series 2010 C:
5% 9/1/20	14,000	16,489
5% 9/1/21	6,000	6,969
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,312
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,037
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,998
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,780
5% 9/1/20 (FSA Insured)	1,000	1,197
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	$ 4,500	$ 5,171
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,334
5% 4/1/24	1,365	1,563
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,342
		182,665
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,778
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (d)(g)	10,400	10,413
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,395
		21,586
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	665
South Carolina - 0.7%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,323
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,511
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	816
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,283
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,140
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,814
Series 2012 B, 5% 12/1/19	7,200	8,827
Series 2012 C:
5% 12/1/13	2,600	2,682
5% 12/1/20	7,500	9,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	$ 2,130	$ 2,461
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,116
		38,250
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	430
5.25% 11/1/18	1,000	1,204
		1,634
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,834
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,049
Series 2010 B, 5.625% 7/1/20 (g)	5,000	6,145
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,675
4.75% 7/1/15	3,560	3,812
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,624
		23,139
Texas - 8.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,041
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,625
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,061
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,904
6% 1/1/18	1,000	1,110
6% 1/1/19	1,335	1,476
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,839
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	$ 2,315	$ 2,490
5% 11/15/17	1,375	1,629
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,236
5.25% 2/15/42	6,000	6,642
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,479
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,385
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,322
Camino Real Reg'l. Mobility Auth. Series 2008, 5% 8/15/13	9,575	9,737
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,561
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,686
5.25% 12/1/43	2,555	2,918
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,562
5% 11/1/16	3,000	3,430
5% 11/1/21	1,500	1,687
Series 2009, 5% 11/1/19	1,000	1,201
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,600
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,038
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,417
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,087
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,124
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,220
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,817
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,972
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,530	$ 8,445
Bonds Series 2012 B, 0.71%, tender 8/15/15 (d)	11,800	11,811
Series 2012 A, 0.55% 8/15/15 (d)	1,400	1,402
Series 2012 C:
5% 8/15/24	1,075	1,305
5% 8/15/25	3,860	4,658
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,202
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (g)	8,000	9,498
Series 2012 A, 5% 7/1/23 (g)	2,400	2,817
Series A, 5.5% 7/1/39	6,000	6,810
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	1,800	1,996
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (d)	9,700	9,719
2%, tender 6/1/14 (d)	6,500	6,623
Series 2005 A, 0% 2/15/16	6,395	6,256
0% 8/15/15	2,000	1,966
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.72%, tender 8/1/16 (d)	10,300	10,317
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,962
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,223
0% 2/15/17	1,400	1,348
Series 2009, 4% 2/15/14	410	423
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,226
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,012
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	974
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,672
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 3,400	$ 3,691
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,249
5% 5/15/14 (Escrowed to Maturity)	45	47
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,707
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	310
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	84
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,603
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,419
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,237
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,258
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 4/1/13 (d)	4,200	4,200
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,614
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,039
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,285
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,741
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,145
4% 12/15/24	1,825	2,018
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	$ 2,200	$ 2,594
Series 2011 A:
5.5% 9/1/41	1,200	1,400
6% 9/1/41	1,000	1,220
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,339
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,796
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,305
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,187
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,696
5% 10/1/18	1,230	1,427
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (g)	2,165	2,346
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,089
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,903
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,804
5% 9/15/24	7,490	8,953
5% 9/15/25	9,295	11,008
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,493
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,767
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,893
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,417
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,640
5% 10/1/20	2,180	2,579
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,208
5% 11/15/14	2,005	2,148
5% 11/15/15	1,880	2,089
5.75% 11/15/24	4,700	5,566
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,170
5% 8/15/26	1,530	1,773
5% 8/15/28	1,620	1,849
5% 8/15/33	3,800	4,278
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,200
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,870
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,636
Series 2008, 5% 4/1/25	3,200	3,714
Series 2009 A, 5% 10/1/17	3,660	4,348
Series 2011 A:
5% 8/1/19 (g)	1,545	1,836
5% 8/1/21 (g)	1,530	1,831
Series 2011 C:
5% 8/1/20 (g)	1,625	1,945
5% 8/1/21 (g)	1,460	1,747
Series B, 0% 10/1/13	8,900	8,889
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,885
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,608
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,371
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	7,400	7,457
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,803
Series 2007:
5% 4/1/25	2,500	2,881
5% 4/1/26	3,200	3,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	$ 1,000	$ 1,153
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,085
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,166
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,684
Waller Independent School District:
5.5% 2/15/26	3,220	3,735
5.5% 2/15/33	4,160	4,782
5.5% 2/15/37	4,820	5,507
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,453
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	864
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,937
		440,710
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,829
5% 8/15/18	2,500	2,957
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,532
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,869
		17,187
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,257
5% 12/1/15 (FSA Insured)	1,000	1,092
		2,349
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,317
5% 10/1/14	3,000	3,184
		6,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.6%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (d)(g)	$ 7,500	$ 7,500
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,127
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,384
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (g)	7,600	7,783
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	2,500	2,587
		31,381
Washington - 2.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,577
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,432
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	1,000	1,076
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,696
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,226
5% 7/1/20	25,000	30,908
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,223
5% 1/1/23	1,000	1,218
5% 1/1/24	2,330	2,800
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,071
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,524
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	14,090
Series 2009, 5.25% 1/1/42	1,900	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	$ 1,255	$ 1,517
5% 12/1/19	1,385	1,645
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,032
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,143
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,707
5% 8/15/16	2,500	2,764
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,383
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,888
		105,271
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,071
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,562
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,978
		5,611
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,326
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,978
5.75% 7/1/30	2,000	2,283
Series 2013 B:
5% 7/1/25	1,000	1,146
5% 7/1/36	6,385	7,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	$ 1,000	$ 1,043
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	883
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,807
Series 2012:
5% 6/1/32	1,025	1,119
5% 6/1/39	815	871
		19,474
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,253
TOTAL MUNICIPAL BONDS (Cost $4,569,526)		4,885,675
Municipal Notes - 3.0%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,820
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	98,000	98,369
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,657
Series EE, 2% 12/31/13	3,250	3,288
		111,134
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,016
New York - 0.8%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	8,006
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,360
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,035
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,330
		39,731
TOTAL MUNICIPAL NOTES (Cost $154,832)		154,881
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.15% (e)(f) (Cost $56,408)	56,408,000	$ 56,408
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,780,766)		5,096,964
NET OTHER ASSETS (LIABILITIES) - 1.5%		78,128
NET ASSETS - 100%		$ 5,175,092
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 19
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,040,556	$ -	$ 5,040,556	$ -
Money Market Funds	56,408	56,408	-	-
Total Investments in Securities:	$ 5,096,964	$ 56,408	$ 5,040,556	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,780,437,000. Net unrealized appreciation aggregated $316,527,000, of which $322,997,000 related to appreciated investment securities and $6,470,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2013

1.814648.108

LIM-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,493
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,995
5.5% 1/1/22	2,300	2,289
		6,777
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,928
5% 10/1/17 (FSA Insured)	10,000	11,653
5% 10/1/18 (FSA Insured)	2,500	2,947
5.25% 10/1/20 (FSA Insured)	6,695	7,974
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	7,000
6% 1/1/27	1,400	1,615
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,719
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,499
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,414
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (d)	6,700	7,051
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,852
5% 7/1/20	2,550	2,785
5% 7/1/21	1,505	1,641
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (d)	3,100	3,106
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (g)	1,005	1,018
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,294
Series 2011 C, 5% 7/1/21	1,000	1,235
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,587
5% 7/1/18	7,665	9,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,722
5% 7/1/25	2,000	2,328
Series 2012 A:
5% 7/1/22	500	608
5% 7/1/23	1,100	1,325
		100,494
California - 15.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,991
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,631
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,962
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,337
Series AM, 5% 12/1/19	5,015	6,231
Series AI:
5% 12/1/20	5,000	6,287
5% 12/1/25	2,195	2,683
5% 12/1/29	4,865	5,744
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (d)	6,840	7,235
Series 2004 A:
5% 7/1/15	4,775	5,049
5.25% 7/1/14	3,900	4,140
Series 2009 A:
5% 7/1/15	8,990	9,506
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,576
5% 7/1/19	7,625	9,317
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,062
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,365
5.25% 7/1/14	3,445	3,657
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,181
Series 2009 B, 5% 7/1/20	5,600	6,768
Series A, 5% 7/1/18	4,510	5,412
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,587
5% 3/1/15	2,415	2,625
5% 8/1/16	6,070	6,927
5% 3/1/19	1,470	1,716
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,232
5% 3/1/26	2,200	2,420
5% 6/1/27 (AMBAC Insured)	1,800	1,904
5.125% 11/1/24	1,900	1,944
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,935
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	145	147
5.25% 2/1/16	2,995	3,042
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,596
5.25% 2/1/28	3,400	3,444
5.25% 12/1/33	110	114
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,400
5.5% 4/1/13 (AMBAC Insured)	1,000	1,000
5.5% 8/1/29	13,900	16,156
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,352
5.5% 8/1/30	10,000	11,552
5.5% 11/1/33	21,355	21,931
6% 3/1/33	12,375	15,187
6% 4/1/38	7,500	8,880
6% 11/1/39	35,800	42,828
6.5% 4/1/33	150	185
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,066
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,536
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	130
6.5% 10/1/38	5,300	6,319
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	3,165
Series 2009 D, 5%, tender 7/1/14 (d)	4,100	4,328
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.92%, tender 7/1/17 (d)	4,500	4,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (d)	$ 5,900	$ 6,246
Series 2011 D, 5% 8/15/35	3,000	3,322
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 5/1/13 (d)(g)	9,500	9,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	3,400	3,412
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,538
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,643
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,947
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,130
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,193
5% 11/1/24	1,000	1,169
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,723
5.25% 10/1/25	4,000	4,720
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	18,084
Series 2012 A:
5% 4/1/22	2,100	2,519
5% 4/1/23	5,000	5,909
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,955
5% 12/1/21	2,500	3,019
Series 2005 K, 5% 11/1/16	7,195	7,992
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,356
Series 2009 G1, 5.75% 10/1/30	2,100	2,457
Series 2009 I, 6.125% 11/1/29	1,300	1,605
Series 2010 A, 5.75% 3/1/30	4,100	4,768
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,074
Series 2009 A:
5.75% 11/1/25	5,000	6,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/28	$ 5,000	$ 5,961
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,008
5% 6/15/13	8,665	8,748
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	693
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.506%, tender 12/12/15 (d)	14,800	14,841
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,965
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.47%, tender 7/1/14 (d)	40,825	40,892
Series 2011 A2, 0.47%, tender 7/1/14 (d)	18,265	18,295
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,142
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,705
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,027
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,021
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,026
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,880
Series 2010 C, 5.25% 8/1/39	3,700	4,380
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,528
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2013 A:
5% 7/1/19 (c)	$ 11,600	$ 14,197
5% 7/1/21 (c)	4,000	4,973
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,255
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,628
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,845
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,075
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,725
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,201
5% 7/1/23	3,800	4,516
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,411
5% 7/1/20	2,000	2,324
5% 7/1/21	1,500	1,715
5% 7/1/22	2,250	2,540
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,680
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,623
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,769
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (g)	5,000	5,920
Poway Unified School District:
Series B:
0% 8/1/37	16,850	5,378
0% 8/1/38	4,650	1,399
0% 8/1/40	2,240	601
0% 8/1/36	12,950	4,381
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,985	4,886
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,599
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009: - continued
5.25% 7/1/21	$ 700	$ 830
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,315
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,990
6.5% 8/1/27	3,500	4,292
6.5% 8/1/28	2,750	3,366
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,831
5.25% 8/1/26	2,200	2,350
5.5% 8/1/20	2,000	2,359
Series 2009 B, 5% 8/1/18	7,355	8,469
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,269
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,902
5% 5/15/22	2,000	2,399
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	991
0% 7/1/39	7,200	2,052
Series 2008 E, 0% 7/1/49	4,500	767
Series C:
0% 7/1/46	20,405	4,042
0% 7/1/47	13,000	2,453
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,728
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,263
0% 8/1/37	2,000	610
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,522
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,631
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 10,600	$ 11,702
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,246
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,105
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,975
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	184
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,791
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	814
Series 2009 O, 5.25% 5/15/39	1,900	2,210
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,160
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,122
		790,742
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,118
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,574
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,936
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,176
5% 11/15/14 (Escrowed to Maturity)	60	65
Series 2006 F:
5% 11/15/13	395	406
5% 11/15/13 (Escrowed to Maturity)	890	916
5% 11/15/14	420	447
5% 11/15/14 (Escrowed to Maturity)	935	1,006
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,185
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	$ 5,800	$ 6,270
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,604
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,547
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,092
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,092
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,263
Series 2010 A:
0% 9/1/35	2,000	639
0% 9/1/37	3,000	851
0% 9/1/38	3,760	998
		35,185
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (d)(g)	4,700	4,732
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,707
Series 2013 A:
0.26% 3/1/15 (d)	3,200	3,199
0.35% 3/1/16 (d)	1,400	1,400
0.46% 3/1/17 (d)	1,600	1,599
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,394
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Escrowed to Maturity)	2,070	2,107
		27,138
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,001
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	$ 2,000	$ 2,086
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,072
		20,285
Florida - 10.2%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,711
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,012
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,447
Series 2012 A:
5% 7/1/21	5,380	6,465
5% 7/1/22	5,000	5,962
5% 7/1/25	5,635	6,544
5% 7/1/26	24,585	28,335
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,737
Series 2010 A3, 1.87% 6/1/13 (d)	52,200	52,340
Series 2011 A1, 5% 6/1/18	2,000	2,345
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,477
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,556
5% 12/1/23	2,245	2,628
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,823
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (d)	2,100	2,107
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,299
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,876
Series 2009 D, 5% 6/1/21	2,780	3,347
Series 2011 C:
5% 6/1/20	12,380	15,274
5% 6/1/21	13,005	16,172
5% 6/1/22	10,000	12,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2011 E, 5% 6/1/24	$ 5,000	$ 6,032
Series A, 5.5% 6/1/38	1,800	2,125
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,851
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,801
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,911
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,397
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,435
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,922
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,099
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,171
Series 2005 I:
5% 11/15/17	2,600	2,987
5% 11/15/18	2,000	2,326
Series 2008 B, 6% 11/15/37	12,000	13,997
Series B:
5% 11/15/17	1,050	1,150
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	168
Series G:
5% 11/15/13	1,545	1,589
5% 11/15/13 (Escrowed to Maturity)	55	57
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (d)	9,000	9,285
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,831
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,075
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,412
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,176
5% 9/1/22	2,270	2,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	$ 7,875	$ 8,061
5% 10/1/14	7,000	7,320
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,811
5% 10/1/23	5,320	6,319
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,420
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,135
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,183
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,653
5.25% 6/1/24	3,750	4,111
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,124
5% 11/15/22	500	561
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,293
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,371
Series 2012 A:
5% 10/1/22 (g)	3,000	3,600
5% 10/1/24 (g)	10,000	11,615
5% 10/1/24	2,165	2,604
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,601
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,526
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,801
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,500	2,526
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,445
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,855
5% 8/1/15 (AMBAC Insured)	5,990	6,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	$ 1,250	$ 1,514
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,756
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,245
5.75% 10/1/43	1,850	1,986
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,311
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,923
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,930
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,206
Series 2012 B, 5% 8/1/26	4,000	4,590
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,436
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,835
5% 10/1/20	3,500	4,323
Series 2012 A:
5% 10/1/23	1,700	2,120
5% 10/1/25	900	1,126
Series 2013 A, 5% 10/1/24	4,800	6,014
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,382
Series 2011, 5% 10/1/24	8,600	10,186
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	5,200	6,092
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,533
Series 2013 A:
5% 7/1/25	2,000	2,370
5% 7/1/27	4,255	4,956
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	$ 5,000	$ 5,503
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,784
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (g)	5,965	6,841
5% 10/1/18 (FSA Insured) (g)	10,515	12,214
5% 10/1/19 (FSA Insured) (g)	5,965	6,912
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,132
		527,748
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (d)	10,500	10,690
Fourth Series 1995:
1.2%, tender 4/1/14 (d)	3,800	3,829
1.2%, tender 4/1/14 (d)	5,200	5,239
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,844
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,776
6.125% 9/1/40	5,600	6,524
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,787
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,296
5% 11/1/18	6,000	7,102
5% 11/1/19	3,000	3,587
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,881
5.25% 1/1/20	1,625	1,983
Series 2008 D, 5.75% 1/1/19	11,500	14,008
Series 2009 B, 5% 1/1/16	2,500	2,781
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	27
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2011 A, 5% 1/1/21	$ 9,000	$ 10,935
Series GG:
5% 1/1/22	3,000	3,662
5% 1/1/24	3,625	4,401
5% 1/1/25	1,250	1,504
5% 1/1/26	5,000	5,951
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,418
Series S:
5% 10/1/22	1,275	1,542
5% 10/1/24	2,425	2,874
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	756
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.37%, tender 9/1/14 (d)	15,500	15,506
Third Series 2009 A, 5.25% 7/1/36	11,600	13,462
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (d)	20,100	20,175
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,483
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,117
		180,508
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (g)	4,995	5,450
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,387
		9,837
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,098
6.75% 11/1/37	2,600	3,035
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,883
		8,016
Illinois - 13.2%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 946
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,792
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,017
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,769
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,850
Series 2010 F, 5% 12/1/31	20,000	21,831
Series 2011 A, 5.5% 12/1/39	5,900	6,662
Series 2012 A, 5% 12/1/42	14,300	15,270
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,974
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,063
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,940
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,312
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	195
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	944
Series 2006 A, 5% 1/1/23	10,975	11,862
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,313
Series 2012 C, 5% 1/1/25	1,000	1,135
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,108
Series 2010 D:
5.25% 1/1/18 (g)	750	882
5.25% 1/1/19 (g)	5,125	6,083
Series 2011 B, 5% 1/1/20	4,430	5,255
Series 2011 C, 6.5% 1/1/41	14,300	18,154
Series 2012 A, 5% 1/1/22	1,750	2,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2012 B:
4% 1/1/14 (g)	$ 5,000	$ 5,132
5% 1/1/22 (g)	7,000	8,330
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,785
Series 2010 C:
5% 1/1/22	3,155	3,778
5% 1/1/23	3,400	4,048
5% 1/1/24	2,000	2,369
5.25% 1/1/37	3,385	3,860
5.25% 1/1/40	1,575	1,787
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,680
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,905
5% 6/1/19 (AMBAC Insured)	3,705	4,178
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	864
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,516
Series 2008, 5.25% 11/1/33	5,200	5,949
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,493
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,194
5% 12/15/24	1,000	1,185
Series 2012 C, 5% 12/15/25	2,120	2,411
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,188
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	648
Series 2009 D, 5% 11/15/17	3,250	3,789
Series 2010 A, 5.25% 11/15/24	17,925	20,931
Series 2011 A, 5.25% 11/15/24	1,500	1,768
Series 2012 C:
5% 11/15/22	2,000	2,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/23	$ 2,500	$ 2,979
5% 11/15/24	15,405	18,117
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,968
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,513
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (d)(g)	6,320	6,335
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,599
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	477
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	527
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,502
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,567
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,618
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,530
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,651
5.25% 10/1/14	2,290	2,408
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,064
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,040
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,666
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,058
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,435	4,714
5.1% 8/15/31	5,000	5,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 6,835	$ 7,386
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,824
5% 5/15/19	3,940	4,622
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,437
6.25% 5/1/21	6,395	7,617
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,103
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,398
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	11,855	12,963
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,360
Series 2008 A, 5.625% 1/1/37	19,255	21,393
Series 2009 A, 7.25% 11/1/38	965	1,178
Series 2009:
6.875% 8/15/38	325	387
7% 8/15/44	1,165	1,389
Series 2010 A:
5.5% 8/15/24	2,110	2,417
5.75% 8/15/29	1,440	1,643
Series 2012 A, 5% 5/15/23	1,480	1,673
Series 2012:
5% 9/1/32	8,100	8,796
5% 11/15/43	3,265	3,433
Series 2013, 5% 5/15/43	2,500	2,635
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,423
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,686
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,600
Series 2006:
5% 1/1/18	9,600	10,920
5% 1/1/19	3,200	3,640
Series 2007 B, 5% 1/1/15	1,150	1,230
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,041
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/33	$ 3,600	$ 3,850
Series 2012:
3% 8/1/13	5,200	5,242
5% 8/1/19	4,475	5,123
5% 3/1/20	3,250	3,714
5% 3/1/21	2,750	3,145
5% 8/1/21	1,600	1,834
5% 3/1/22	5,000	5,710
5% 8/1/22	6,600	7,540
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,303
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,321
5% 6/15/16	10,000	11,382
Series 2011, 4% 6/15/13	2,900	2,922
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,633
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	36,445
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,516
4% 6/15/20	7,500	7,809
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,263
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,569
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,194
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,876
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,083
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	847
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 4,137
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,541
0% 12/1/14 (FSA Insured)	5,180	5,021
0% 12/1/15 (FSA Insured)	3,810	3,612
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,512
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,445
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,201
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,666
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	7,866
Series 2012 B, 0% 12/15/51	48,500	6,986
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,025
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,761
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,499
0% 6/15/46 (FSA Insured)	4,730	897
0% 6/15/47 (FSA Insured)	3,755	678
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,918
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	583
0% 6/15/16 (Escrowed to Maturity)	1,050	1,027
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,395
0% 6/15/17 (Escrowed to Maturity)	1,175	1,132
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,939
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,156
5% 10/1/19	1,475	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	$ 2,670	$ 2,974
0% 4/1/14	3,500	3,462
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,507
0% 11/1/14 (FSA Insured)	1,285	1,269
0% 11/1/16 (Escrowed to Maturity)	995	972
0% 11/1/16 (FSA Insured)	3,005	2,854
0% 11/1/17 (FSA Insured)	1,300	1,203
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	989
		681,889
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,067
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,159
5% 1/10/14 (FSA Insured)	1,180	1,221
5% 7/10/14 (FSA Insured)	1,215	1,280
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,560
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,332
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,851
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,104
5.25% 7/15/16 (FSA Insured)	2,095	2,359
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,139
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	1,650	1,801
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,600
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/17	$ 855	$ 1,000
Series 2010 A, 5% 2/1/17	3,700	4,276
Series 2012:
5% 3/1/22	1,000	1,178
5% 3/1/23	1,000	1,166
5% 3/1/41	5,310	5,659
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	7,800	8,693
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	5,900	6,024
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,194
5% 1/1/25	1,000	1,183
5% 1/1/26	2,745	3,222
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,208
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,594
Series 2011 A, 5.25% 10/1/24	4,025	4,867
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,843
0% 12/1/17 (AMBAC Insured)	1,470	1,381
0% 6/1/18 (AMBAC Insured)	1,740	1,607
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,778
5% 10/1/21	5,500	6,500
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,651
5% 7/15/22	1,000	1,225
5% 7/15/23	2,700	3,293
5% 7/15/24	4,185	5,056
5% 7/15/25	4,330	5,169
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,699
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (d)	$ 3,500	$ 3,708
Series 2009 B, 6.25%, tender 6/2/14 (d)	5,000	5,298
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,927
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,581
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,508
		139,944
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,910
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	341
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,240
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,132
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,588
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,589
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,780
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	5,234
Series 2012 B, 5% 9/1/24	1,500	1,773
Series 2012, 5% 9/1/23	1,025	1,225
		21,902
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,395
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,350
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,434
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,385
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,157
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (d)	3,050	3,050
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (d)	9,000	9,300
		73,280
Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,246
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,059
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,189
5% 7/1/15	2,740	2,957
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,495
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,869
Series 2012, 5% 12/1/20	3,200	3,730
0% 9/1/13 (AMBAC Insured)	1,400	1,385
		22,930
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	$ 2,080	$ 2,295
6% 7/1/38	1,800	2,111
		9,195
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,865
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,867
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,385
5% 7/1/18	2,500	2,965
Series 2010, 5.125% 7/1/39	3,600	3,923
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,425
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,640
Series 2012 C, 0.966%, tender 11/15/17 (d)	15,000	15,138
Series 2013 A:
5% 7/1/24 (c)	1,245	1,466
5% 7/1/25 (c)	1,060	1,235
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	558
5% 4/1/16	1,665	1,867
		43,334
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,148
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,185
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (d)	1,600	1,646
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (d)(g)	3,000	3,149
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2003 D:
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	$ 5,900	$ 6,048
Series 2004 B, 5.25% 8/1/20	13,865	17,449
Series 2007 C:
5.25% 8/1/22	3,300	3,874
5.25% 8/1/23	1,600	1,876
5.25% 8/1/24	4,000	4,666
Series 2011 A, 5% 4/1/23	10,000	12,198
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,217
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,955
5% 7/1/21	4,700	5,533
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (d)	2,045	2,063
5%, tender 7/1/15 (d)	7,000	7,479
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (g)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (g)	4,040	4,051
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,700
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		92,108
Michigan - 2.4%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,759
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,213
Series 2006 D, 0.841% 7/1/32 (d)	5,520	4,746
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,714
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	$ 1,290	$ 1,376
5% 12/1/15	665	728
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,494
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,329
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,196
5% 11/15/21	650	779
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,763
5% 6/1/27	2,300	2,576
5% 6/1/39	4,100	4,341
Series 2012 B, 5% 7/1/22	2,900	3,274
Series 2012:
5% 11/15/36	7,100	7,697
5% 11/15/42	1,560	1,662
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,508
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,549
5% 12/1/26	980	1,077
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	255
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,442
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,496
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,029
Univ. of Michigan Rev. Bonds 0.32%, tender 4/1/15 (d)	36,500	36,506
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (g)	2,900	3,399
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	$ 1,100	$ 1,128
5% 1/1/15	1,585	1,701
		125,732
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	592
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,256
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,861
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,555
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,917
5% 1/1/20	4,500	5,395
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	800	869
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,789
5.5% 7/1/18	1,400	1,659
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	397
5% 5/15/14	250	261
		29,551
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (d)(g)	5,800	5,802
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.65% 9/1/17 (d)	4,100	4,111
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,523
		11,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	$ 1,000	$ 1,000
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,153
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,177
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,896
		5,597
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,701
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,910
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,812
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,638
		9,360
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (g)	1,500	1,518
5.375% 7/1/20 (g)	1,100	1,113
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,876
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,011
5% 7/1/14	1,000	1,052
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,219
5% 6/1/23	2,000	2,423
5% 6/1/24	2,000	2,400
5% 6/1/25	1,050	1,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	$ 1,395	$ 1,717
Series 2013 D1, 5% 3/1/25 (c)	2,825	3,381
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,905
		24,864
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,903
Series 2012:
4% 7/1/22	1,350	1,436
5% 7/1/26	1,280	1,426
Series 2013 A, 5% 10/1/43	2,430	2,636
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,733
5% 2/1/23	2,215	2,665
5% 2/1/24	1,775	2,115
		17,914
New Jersey - 3.6%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	1,710	1,770
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,616
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,483
5.25% 6/15/21	4,500	5,263
5.25% 6/15/22	10,585	12,181
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,275
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,312
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	7,106
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,640
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	6,068
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,592
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	5,138
Series 2012 G, 0.7% 2/1/15 (d)	8,800	8,808
Series 2012 II, 5% 3/1/21	7,600	9,143
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2012, 5% 6/15/13	$ 2,000	$ 2,018
Series 2013:
5% 3/1/23	9,300	11,230
5% 3/1/24	12,800	15,137
5% 3/1/25	1,400	1,641
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,636
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	7,363
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,775
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.87%, tender 12/22/14 (d)	17,100	17,143
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,386
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,704
Series 2012 AA:
5% 6/15/23	7,500	8,957
5% 6/15/24	12,000	14,213
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,350
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,632
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,086
		184,666
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (d)	27,900	28,959
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,398
4% 9/1/16	3,000	3,316
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,388
		41,061
New York - 10.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	$ 1,800	$ 1,887
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,233
5.75% 7/1/40	1,000	1,126
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,761
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,068
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,923
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,033
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,817
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,158
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	477
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,854
Series 2005 G, 5% 8/1/14	6,500	6,911
Series 2008 E, 5% 8/1/13	11,760	11,946
Series 2010 C, 5% 8/1/14	10,000	10,632
Series 2010 E, 5% 8/1/16	11,210	12,797
Series C, 5.5% 8/1/13	95	95
Series J7, 0.59% 8/1/21 (b)	4,000	3,998
Series J8, 0.5% 8/1/21 (b)	4,900	4,899
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,498
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	936
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,364
Series 2009 S2, 6% 7/15/38	7,000	8,224
Series 2009 S3:
5.25% 1/15/34	20,000	22,944
5.25% 1/15/39	2,600	2,984
Series 2009 S4, 5.75% 1/15/39	6,400	7,517
Series S1, 5% 7/15/25	7,700	9,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	$ 5,000	$ 5,812
5% 2/1/21	3,510	4,335
Series 2010 B, 5% 11/1/20	37,195	45,660
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	173
5% 11/1/16	9,410	10,862
Series 2012 A, 5% 11/1/21	5,460	6,804
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,280
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,104
Series 2009 A:
5% 3/15/17	9,975	11,639
5% 3/15/19	11,040	13,421
Series 2009 D, 5% 6/15/13	28,020	28,291
Series A:
5% 2/15/19	1,000	1,213
5% 2/15/20	3,000	3,672
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,746
Series A:
5.75% 7/1/13	930	942
5.75% 7/1/13	300	304
(Mental Health Svcs. Facilities Proj.) Series 2008 D, 5% 8/15/13	7,390	7,517
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	865
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,613
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,869
Series 2009 A:
5% 7/1/20	5,000	6,023
5% 7/1/21	12,335	14,753
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,476
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.35%, tender 11/1/14 (d)	$ 7,000	$ 6,995
Series B, 5% 11/15/13	4,280	4,406
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.556%, tender 11/1/14 (d)	7,900	7,912
Series 2012 G2, 0.666%, tender 11/1/15 (d)	15,400	15,450
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,674
Series 2005 C, 5.25% 11/15/14	1,000	1,080
Series 2008 C, 6.5% 11/15/28	11,300	14,097
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (d)	3,260	3,301
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,430
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,494
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,420
5% 4/1/14	1,500	1,571
Series 2010 A, 5% 4/1/23	8,195	9,669
Series 2011 A, 5% 4/1/19	2,000	2,409
Series 2011 A1, 5% 4/1/20	2,220	2,718
Series 2011 A2, 5% 4/1/21	2,000	2,458
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	612
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,257
Series 2011 A, 5% 3/15/22	7,605	9,249
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,217
5.25% 6/1/22 (AMBAC Insured)	9,450	9,523
5.5% 6/1/19	1,000	1,008
Series 2003 B, 5.5% 6/1/18	1,910	1,917
Series 2003 B-1C:
5.5% 6/1/19	4,700	4,739
5.5% 6/1/20	800	807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B-1C:
5.5% 6/1/22	$ 600	$ 605
Series 2011, 5% 6/1/16	17,000	19,293
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,769
5% 11/15/24	4,000	4,969
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,312
		529,146
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	4,100	4,214
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,671
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,608
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,619
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	2,995	3,228
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,481
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,344
5% 1/1/16	3,000	3,341
5% 1/1/20	2,110	2,487
Series 2012 A, 2% 1/1/14	4,780	4,836
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,522
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,478
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	7,059
5% 6/1/22	4,000	4,649
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,892
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A:
5% 1/1/19	$ 10,500	$ 12,528
5% 1/1/20	2,000	2,419
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.586%, tender 12/1/15 (d)	12,900	12,977
		68,139
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,047
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,565
Series 2012:
5% 2/15/21	1,500	1,791
5% 2/15/22	2,000	2,399
5% 2/15/24	2,000	2,336
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,961
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,660
5% 6/1/17	3,780	4,292
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,470
5% 1/1/27	1,500	1,751
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,523
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,680
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,735
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,666
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,889
5% 10/1/22	2,000	2,346
5% 10/1/23	3,000	3,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 4,110
Series 2010 B, 4% 9/15/15	2,830	3,076
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,984
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,313
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,594
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	7,119
5% 12/1/14 (Escrowed to Maturity)	395	426
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	5,900	6,628
Olentangy Local School District 5.5% 12/1/15	25	25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,790
		85,590
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,136
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,385
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,701
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,288
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,282
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	7,185	7,829
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,693
5% 1/1/22 (FSA Insured)	12,455	14,460
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,376
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	$ 1,000	$ 1,032
5% 12/15/14	850	912
		41,094
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (d)	3,500	3,665
Pennsylvania - 3.5%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,322
Series 2008 B, 5% 6/15/13	2,000	2,019
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,410
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,179
Series 2006 B, 5% 12/15/13	3,115	3,178
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,015
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,551
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,430
5% 7/1/22	6,000	6,750
5% 1/1/23	3,000	3,322
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,302
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,993
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,690
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,980
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,847
Series 2009 A, 5% 6/1/17	2,925	3,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	$ 3,115	$ 3,661
5% 3/1/22	2,000	2,357
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,038
Series 2011, 5% 7/1/21	2,100	2,618
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,485
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,557
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,600
Series 2009 B, 5% 12/1/16	12,500	14,342
Series 2013 A, 0.72% 12/1/17 (d)	7,600	7,602
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,740
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,156
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,837
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	746
Series 2010 C:
5% 9/1/20	14,000	16,489
5% 9/1/21	6,000	6,969
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,312
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,037
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,998
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,780
5% 9/1/20 (FSA Insured)	1,000	1,197
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	$ 4,500	$ 5,171
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,334
5% 4/1/24	1,365	1,563
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,342
		182,665
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,778
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (d)(g)	10,400	10,413
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,395
		21,586
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	665
South Carolina - 0.7%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,323
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,511
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	816
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,283
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,140
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,814
Series 2012 B, 5% 12/1/19	7,200	8,827
Series 2012 C:
5% 12/1/13	2,600	2,682
5% 12/1/20	7,500	9,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	$ 2,130	$ 2,461
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,116
		38,250
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	430
5.25% 11/1/18	1,000	1,204
		1,634
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,834
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,049
Series 2010 B, 5.625% 7/1/20 (g)	5,000	6,145
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,675
4.75% 7/1/15	3,560	3,812
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,624
		23,139
Texas - 8.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,041
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,625
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,061
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,904
6% 1/1/18	1,000	1,110
6% 1/1/19	1,335	1,476
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,839
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,762
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	$ 2,315	$ 2,490
5% 11/15/17	1,375	1,629
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,236
5.25% 2/15/42	6,000	6,642
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,479
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,385
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,322
Camino Real Reg'l. Mobility Auth. Series 2008, 5% 8/15/13	9,575	9,737
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,561
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,686
5.25% 12/1/43	2,555	2,918
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,562
5% 11/1/16	3,000	3,430
5% 11/1/21	1,500	1,687
Series 2009, 5% 11/1/19	1,000	1,201
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,600
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,038
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,417
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	3,087
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,124
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,220
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,817
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,972
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,530	$ 8,445
Bonds Series 2012 B, 0.71%, tender 8/15/15 (d)	11,800	11,811
Series 2012 A, 0.55% 8/15/15 (d)	1,400	1,402
Series 2012 C:
5% 8/15/24	1,075	1,305
5% 8/15/25	3,860	4,658
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,202
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (g)	8,000	9,498
Series 2012 A, 5% 7/1/23 (g)	2,400	2,817
Series A, 5.5% 7/1/39	6,000	6,810
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	1,800	1,996
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (d)	9,700	9,719
2%, tender 6/1/14 (d)	6,500	6,623
Series 2005 A, 0% 2/15/16	6,395	6,256
0% 8/15/15	2,000	1,966
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.72%, tender 8/1/16 (d)	10,300	10,317
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,962
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,223
0% 2/15/17	1,400	1,348
Series 2009, 4% 2/15/14	410	423
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,226
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,012
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	974
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,672
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 3,400	$ 3,691
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,249
5% 5/15/14 (Escrowed to Maturity)	45	47
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,707
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	310
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	84
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,603
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,419
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,237
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,258
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 4/1/13 (d)	4,200	4,200
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,614
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,039
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,285
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,741
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,145
4% 12/15/24	1,825	2,018
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	$ 2,200	$ 2,594
Series 2011 A:
5.5% 9/1/41	1,200	1,400
6% 9/1/41	1,000	1,220
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,339
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,796
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,305
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,187
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,696
5% 10/1/18	1,230	1,427
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (g)	2,165	2,346
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,089
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,903
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,804
5% 9/15/24	7,490	8,953
5% 9/15/25	9,295	11,008
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,493
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,767
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,893
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,417
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,640
5% 10/1/20	2,180	2,579
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,793
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,208
5% 11/15/14	2,005	2,148
5% 11/15/15	1,880	2,089
5.75% 11/15/24	4,700	5,566
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,170
5% 8/15/26	1,530	1,773
5% 8/15/28	1,620	1,849
5% 8/15/33	3,800	4,278
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,200
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,870
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,636
Series 2008, 5% 4/1/25	3,200	3,714
Series 2009 A, 5% 10/1/17	3,660	4,348
Series 2011 A:
5% 8/1/19 (g)	1,545	1,836
5% 8/1/21 (g)	1,530	1,831
Series 2011 C:
5% 8/1/20 (g)	1,625	1,945
5% 8/1/21 (g)	1,460	1,747
Series B, 0% 10/1/13	8,900	8,889
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,885
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,608
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,371
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	7,400	7,457
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,803
Series 2007:
5% 4/1/25	2,500	2,881
5% 4/1/26	3,200	3,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	$ 1,000	$ 1,153
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,085
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,166
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,684
Waller Independent School District:
5.5% 2/15/26	3,220	3,735
5.5% 2/15/33	4,160	4,782
5.5% 2/15/37	4,820	5,507
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,453
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	864
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,937
		440,710
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,829
5% 8/15/18	2,500	2,957
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,532
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,869
		17,187
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,257
5% 12/1/15 (FSA Insured)	1,000	1,092
		2,349
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,317
5% 10/1/14	3,000	3,184
		6,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.6%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (d)(g)	$ 7,500	$ 7,500
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,127
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	12,000	12,384
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (g)	7,600	7,783
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	2,500	2,587
		31,381
Washington - 2.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,577
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,432
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	1,000	1,076
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,696
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,226
5% 7/1/20	25,000	30,908
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,223
5% 1/1/23	1,000	1,218
5% 1/1/24	2,330	2,800
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,071
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,524
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	14,090
Series 2009, 5.25% 1/1/42	1,900	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	$ 1,255	$ 1,517
5% 12/1/19	1,385	1,645
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,032
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,143
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,707
5% 8/15/16	2,500	2,764
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,383
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,888
		105,271
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,071
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,562
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,978
		5,611
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,326
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,978
5.75% 7/1/30	2,000	2,283
Series 2013 B:
5% 7/1/25	1,000	1,146
5% 7/1/36	6,385	7,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	$ 1,000	$ 1,043
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	883
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,807
Series 2012:
5% 6/1/32	1,025	1,119
5% 6/1/39	815	871
		19,474
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,253
TOTAL MUNICIPAL BONDS (Cost $4,569,526)		4,885,675
Municipal Notes - 3.0%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,820
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	98,000	98,369
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,657
Series EE, 2% 12/31/13	3,250	3,288
		111,134
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,016
New York - 0.8%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	8,006
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,360
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	5,000	5,035
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,330
		39,731
TOTAL MUNICIPAL NOTES (Cost $154,832)		154,881
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.15% (e)(f) (Cost $56,408)	56,408,000	$ 56,408
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,780,766)		5,096,964
NET OTHER ASSETS (LIABILITIES) - 1.5%		78,128
NET ASSETS - 100%		$ 5,175,092
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 19
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,040,556	$ -	$ 5,040,556	$ -
Money Market Funds	56,408	56,408	-	-
Total Investments in Securities:	$ 5,096,964	$ 56,408	$ 5,040,556	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,780,437,000. Net unrealized appreciation aggregated $316,527,000, of which $322,997,000 related to appreciated investment securities and $6,470,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2013

1.799874.109

FSN-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 39.8%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 14,843
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,130	5,015
2.75% 11/1/31		690	713
			5,728
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		11,800	11,800
TOTAL CONVERTIBLE BONDS			32,371
Nonconvertible Bonds - 39.5%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,469
10.75% 8/15/16 (f)		1,416	1,536
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,747
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,188
6.75% 2/15/21		10,990	12,034
Delphi Corp.:
5% 2/15/23		4,165	4,404
5.875% 5/15/19		4,870	5,260
6.125% 5/15/21		4,760	5,236
Exide Technologies 8.625% 2/1/18		1,855	1,577
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	4,787
Lear Corp. 4.75% 1/15/23 (f)		4,185	4,070
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		2,430	2,527
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,236
Tenneco, Inc.:
6.875% 12/15/20		5,580	6,131
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.: - continued
7.75% 8/15/18		$ 1,360	$ 1,489
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,405	4,912
			65,603
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		2,077	2,627
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/13 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		3,425	3,922
			6,549
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (f)		3,155	2,658
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		15,935	17,708
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	12,298	6,345
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		4,125	4,073
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		1,330	1,250
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,377
FelCor Lodging LP 5.625% 3/1/23 (f)		3,575	3,647
Graton Economic Development Authority 9.625% 9/1/19 (f)		8,965	10,018
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,441
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		4,265	4,436
MCE Finance Ltd. 5% 2/15/21 (f)		8,490	8,532
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		2,740	2,391
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		$ 2,944	$ 3,042
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,223	2,412
NCL Corp. Ltd. 9.5% 11/15/18		852	963
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	1,055
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (f)		3,720	3,743
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	661
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	1,375
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		6,400	6,384
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		525	562
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		563	173
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		12,640	13,225
7.75% 8/15/20		19,415	21,745
			101,850
Household Durables - 0.9%
Arcelik A/S 5% 4/3/23 (f)		2,755	2,748
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,210	2,365
D.R. Horton, Inc. 4.375% 9/15/22		4,600	4,520
Dispensing Dynamics International 12.5% 1/1/18 (f)		2,140	2,215
Jarden Corp. 6.125% 11/15/22		2,905	3,123
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,512
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	21,662
6.875% 2/15/21		5,380	5,730
7.125% 4/15/19		10,870	11,672
8.25% 2/15/21		10,825	11,150
8.5% 5/15/18 (e)		390	410
9% 4/15/19		4,805	5,081
9.875% 8/15/19		5,610	6,150
Sealy Mattress Co. 10.875% 4/15/16 (f)		937	991
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,361
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21		$ 3,850	$ 4,553
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)		1,715	1,831
Toll Brothers Finance Corp. 5.875% 2/15/22		4,525	5,023
			98,097
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		3,420	3,403
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,449
Media - 2.1%
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,612
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,035	2,218
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,451
5.25% 3/15/21 (f)		4,240	4,214
5.25% 9/30/22		6,185	6,077
5.75% 9/1/23 (f)		3,360	3,368
6.625% 1/31/22		7,175	7,677
7.375% 6/1/20		4,895	5,421
7.875% 4/30/18		2,635	2,803
8.125% 4/30/20		6,280	7,018
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		5,380	5,582
Checkout Holding Corp. 0% 11/15/15 (f)		2,915	2,215
Cinemark USA, Inc. 5.125% 12/15/22 (f)		1,250	1,256
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	402
9% 12/15/19 (f)		1,856	1,784
10.75% 8/1/16		14,645	11,313
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		6,795	7,084
6.5% 11/15/22 (f)		18,370	19,380
DISH DBS Corp.:
5% 3/15/23 (f)		12,420	12,203
5.875% 7/15/22		18,740	19,654
6.75% 6/1/21		8,535	9,463
EchoStar Communications Corp. 7.125% 2/1/16		10,835	12,027
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
8.25% 2/1/30		$ 1,960	$ 2,156
8.5% 7/15/29		1,730	1,922
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		12,625	12,499
MDC Partners, Inc.:
6.75% 4/1/20 (f)		3,345	3,395
11% 11/1/16		755	838
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	747
Quebecor Media, Inc. 5.75% 1/15/23 (f)		6,545	6,660
Regal Entertainment Group 5.75% 2/1/25		1,215	1,191
Sheridan Group, Inc. 12.5% 4/15/14		2,704	2,461
Sinclair Television Group, Inc. 5.375% 4/1/21 (f)(h)		4,205	4,173
Sirius XM Radio, Inc. 5.25% 8/15/22 (f)		4,070	4,162
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,785
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,240	5,699
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		4,720	4,862
WMG Acquisition Corp. 11.5% 10/1/18		8,345	9,785
			213,557
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,466
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(j)		3,980	4,169
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,371
Office Depot, Inc. 9.75% 3/15/19 (f)		3,275	3,840
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		4,475	4,615
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,930
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		2,505	2,718
			32,109
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(j)		4,255	4,319
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,188
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,202
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polymer Group, Inc. 7.75% 2/1/19		$ 1,370	$ 1,493
PVH Corp. 4.5% 12/15/22		9,300	9,149
			31,351
TOTAL CONSUMER DISCRETIONARY			574,334
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		7,560	8,184
Cosan Luxembourg SA 5% 3/14/23 (f)		835	840
ESAL GmbH 6.25% 2/5/23 (f)		3,320	3,320
Grifols, Inc. 8.25% 2/1/18		4,285	4,714
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)(h)		8,415	8,426
Rite Aid Corp.:
8% 8/15/20		3,935	4,447
9.25% 3/15/20		7,400	8,353
10.25% 10/15/19		1,655	1,909
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,245	1,363
Tops Markets LLC 8.875% 12/15/17 (f)		2,400	2,634
			44,190
Food Products - 0.4%
Agrokor d.d. 8.875% 2/1/20 (f)		2,255	2,475
Darling International, Inc. 8.5% 12/15/18		1,020	1,160
Dean Foods Co. 9.75% 12/15/18		6,515	7,492
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)		7,745	8,500
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		5,563	5,619
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		2,900	3,168
11.625% 5/1/14		4,120	4,553
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (f)(j)		1,510	1,563
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,869
Post Holdings, Inc. 7.375% 2/15/22		900	984
Smithfield Foods, Inc. 6.625% 8/15/22		4,040	4,404
			41,787
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		$ 1,205	$ 1,289
6.625% 11/15/22 (f)		1,425	1,550
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		2,510	2,843
			5,682
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,511
NBTY, Inc. 9% 10/1/18		4,475	5,001
Prestige Brands, Inc. 8.125% 2/1/20		675	762
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		7,695	7,714
			14,988
TOTAL CONSUMER STAPLES			106,647
ENERGY - 6.1%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,066
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	3,203
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		5,010	5,160
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		2,910	2,932
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,351
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		2,009	2,059
Offshore Group Investment Ltd. 7.125% 4/1/23 (f)		5,265	5,370
Oil States International, Inc.:
5.125% 1/15/23 (f)		3,130	3,130
6.5% 6/1/19		3,555	3,804
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		8,280	8,735
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,345
Precision Drilling Corp. 6.5% 12/15/21		850	907
Pride International, Inc. 6.875% 8/15/20		2,775	3,479
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,555
			48,096
Oil, Gas & Consumable Fuels - 5.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		5,985	5,895
Afren PLC 11.5% 2/1/16 (f)		2,655	3,146
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		3,080	3,203
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (f)		$ 1,030	$ 1,074
Berry Petroleum Co. 10.25% 6/1/14		1,820	1,984
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,763
9.625% 8/1/20 (f)		4,120	4,640
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	14,120
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,890
Concho Resources, Inc.:
5.5% 4/1/23		7,125	7,392
6.5% 1/15/22		5,640	6,119
7% 1/15/21		2,565	2,834
8.625% 10/1/17		1,850	1,980
Continental Resources, Inc.:
5% 9/15/22		20,805	21,949
7.125% 4/1/21		2,265	2,554
8.25% 10/1/19		770	857
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		2,010	2,095
7.75% 4/1/19 (f)		3,900	4,017
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,725
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (f)		6,220	6,376
Denbury Resources, Inc. 8.25% 2/15/20		3,449	3,863
DTEK Finance BV 9.5% 4/28/15 (f)		2,785	2,931
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,974
Energy Partners Ltd. 8.25% 2/15/18		5,860	6,226
Energy Transfer Equity LP 7.5% 10/15/20		9,100	10,488
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,961
EPL Oil & Gas, Inc. 8.25% 2/15/18 (f)		4,170	4,410
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		4,880	5,331
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,394
Forest Oil Corp. 7.5% 9/15/20 (f)		5,720	6,035
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (f)		$ 2,050	$ 2,112
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		2,318	2,422
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,157
Halcon Resources Corp. 8.875% 5/15/21 (f)		3,525	3,772
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		1,985	2,169
Indo Energy Finance II BV 6.375% 1/24/23 (f)		2,470	2,538
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		5,685	5,912
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,155	3,672
7% 5/5/20 (f)		3,530	4,201
9.125% 7/2/18 (f)		4,045	5,092
Laredo Pete, Inc. 7.375% 5/1/22		5,160	5,650
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		3,105	3,175
7.75% 2/1/21		18,955	20,329
8.625% 4/15/20		16,932	18,668
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,080
6.25% 6/15/22		5,454	5,877
6.75% 11/1/20		1,690	1,846
Naftogaz of Ukraine NJSC 9.5% 9/30/14		5,375	5,496
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,636
6.875% 2/1/20		11,450	12,280
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		1,910	2,025
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		4,810	3,728
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		5,568	6,381
Pan American Energy LLC 7.875% 5/7/21 (f)		4,925	4,703
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		8,170	8,987
Pemex Project Funding Master Trust:
5.75% 3/1/18		3,445	3,953
6.625% 6/15/35		9,130	10,956
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	4,899
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 2,875	$ 3,278
8.375% 12/10/18		3,950	4,929
Petroleos de Venezuela SA:
4.9% 10/28/14		14,940	14,305
5.375% 4/12/27		8,450	5,852
5.5% 4/12/37		4,220	2,827
8% 11/17/13		2,415	2,422
8.5% 11/2/17 (f)		42,845	41,560
9% 11/17/21 (Reg. S)		6,750	6,413
9.75% 5/17/35 (f)		8,765	8,265
12.75% 2/17/22 (f)		15,690	17,808
Petroleos Mexicanos:
3.5% 1/30/23 (f)		1,480	1,476
4.875% 1/24/22		3,430	3,790
5.5% 1/21/21		4,255	4,902
5.5% 6/27/44		4,755	4,910
5.5% 6/27/44 (f)		1,640	1,689
6% 3/5/20		2,680	3,162
6.5% 6/2/41		3,850	4,533
6.625% (f)(g)		12,545	13,254
8% 5/3/19		2,420	3,110
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,303
PT Adaro Indonesia 7.625% 10/22/19 (f)		2,125	2,300
PT Pertamina Persero:
4.875% 5/3/22 (f)		4,035	4,196
5.25% 5/23/21 (f)		2,930	3,128
6% 5/3/42 (f)		3,660	3,715
6.5% 5/27/41 (f)		4,090	4,397
QEP Resources, Inc. 5.25% 5/1/23		5,080	5,194
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,685
Range Resources Corp.:
5% 8/15/22		3,560	3,636
5% 3/15/23 (f)		7,785	7,941
5.75% 6/1/21		1,735	1,861
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,300
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,558
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)		750	778
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Star Central Corp. 6.75% 3/1/16		$ 1,460	$ 1,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		1,110	1,154
6.375% 8/1/22		2,325	2,540
6.875% 2/1/21		2,425	2,655
11.25% 7/15/17		3,605	3,902
Teekay Corp. 8.5% 1/15/20		3,285	3,556
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,731
7.625% 4/1/37		1,550	2,190
8.375% 6/15/32		1,570	2,224
Tesoro Corp.:
4.25% 10/1/17		2,530	2,644
5.375% 10/1/22		2,850	2,971
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		860	903
Venoco, Inc. 8.875% 2/15/19		2,705	2,624
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,535
Western Refining, Inc. 6.25% 4/1/21 (f)		5,430	5,552
WPX Energy, Inc. 6% 1/15/22		6,100	6,405
Zhaikmunai International BV 7.125% 11/13/19 (f)		4,630	4,925
			584,408
TOTAL ENERGY			632,504
FINANCIALS - 6.9%
Capital Markets - 0.0%
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(f)		3,245	949
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		2,445	2,598
Akbank T.A.S.:
3.875% 10/24/17 (f)		2,355	2,393
5.125% 7/22/15 (f)		2,355	2,468
Banco de Bogota SA 5.375% 2/19/23 (f)		1,580	1,634
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,655	3,984
CIT Group, Inc.:
5% 8/15/22		7,130	7,613
5.25% 3/15/18		21,065	22,750
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.375% 5/15/20		$ 9,060	$ 9,943
5.5% 2/15/19 (f)		31,085	34,116
Credit Commercial de France 1.875% 1/16/20	EUR	8,000	10,274
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		2,640	2,554
Development Bank of Philippines 8.375% (g)(j)		5,840	6,395
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,079	2,183
Finansbank A/S 5.15% 11/1/17 (f)		5,465	5,547
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		4,950	5,259
HSBK (Europe) BV:
7.25% 5/3/17 (f)		3,670	3,941
9.25% 10/16/13 (f)		2,415	2,490
International Bank for Reconstruction & Development 8% 6/20/13	NGN	290,000	1,833
JSC Kazkommertsbank BV 8% 11/3/15 (f)		2,475	2,463
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		850	836
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,720	2,755
Magyar Export-Import Bank 5.5% 2/12/18 (f)		2,435	2,435
RSHB Capital SA 6% 6/3/21 (f)(j)		1,985	2,059
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		2,926	2,626
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		2,080	2,137
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,685	9,727
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		3,690	4,073
			157,086
Consumer Finance - 2.8%
Ally Financial, Inc.:
5.5% 2/15/17		6,620	7,166
7.5% 9/15/20		41,640	50,801
8% 3/15/20		34,765	43,109
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
4.25% 2/3/17		$ 15,565	$ 16,657
4.25% 9/20/22		4,398	4,550
5.75% 2/1/21		2,070	2,347
5.875% 8/2/21		15,415	17,634
General Motors Acceptance Corp. 8% 11/1/31		24,015	30,259
GMAC LLC 8% 11/1/31		56,464	71,427
SLM Corp.:
5.5% 1/25/23		16,355	16,235
6% 1/25/17		8,050	8,734
7.25% 1/25/22		7,295	8,134
8% 3/25/20		6,200	7,192
			284,245
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,480	4,816
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,075	6,159
CDW LLC/CDW Finance Corp. 8% 12/15/18		1,430	1,602
Citigroup, Inc. 5.9% (g)(j)		11,900	12,350
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	172	322
8.151% 12/31/30	GBP	390	861
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	3,600	4,700
2.875% 4/4/28	EUR	5,750	7,812
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		2,175	2,421
FMS Wertmanagement AoeR 3% 9/8/21	EUR	9,700	13,845
GE Capital UK Funding 4.375% 7/31/19	GBP	2,300	3,881
General Motors Financial Co., Inc. 6.75% 6/1/18		5,660	6,410
High Speed Rail Finance 1 PLC 4.375% 11/1/38	GBP	4,750	7,492
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	4,121
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,729
8% 1/15/18		26,205	28,039
Indo Energy Finance BV 7% 5/7/18 (f)		4,985	5,371
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Lynx I Corp. 5.375% 4/15/21 (f)		$ 2,750	$ 2,867
Lynx II Corp. 6.375% 4/15/23 (f)		1,555	1,625
Magnesita Finance Ltd. 8.625% (f)(g)		2,265	2,418
Regions Financing Trust II 6.625% 5/15/47 (j)		4,155	4,160
TMK Capital SA 7.75% 1/27/18		5,805	6,153
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,458
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		2,550	2,773
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		3,980	4,671
6.902% 7/9/20 (f)		6,320	7,323
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		23,076	23,442
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		3,785	4,145
			187,966
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		2,105	2,239
Real Estate Investment Trusts - 0.4%
Corrections Corp. of America:
4.125% 4/1/20 (f)(h)		4,205	4,289
4.625% 5/1/23 (f)(h)		4,205	4,305
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,888
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,940
6.75% 10/15/22		7,545	8,318
7.5% 2/15/20		4,325	4,790
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,690
			45,220
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,345	6,417
6.625% 10/15/20		5,015	5,429
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
7.625% 1/15/20 (f)		$ 5,540	$ 6,246
7.875% 2/15/19 (f)		4,965	5,437
9% 1/15/20 (f)		3,270	3,801
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		3,355	3,607
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,389	4,013
			34,950
TOTAL FINANCIALS			712,655
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		30	33
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,203
			2,236
Health Care Providers & Services - 3.0%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,358
7.125% 7/15/20		13,700	14,865
8% 11/15/19		12,550	13,868
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,840
DaVita, Inc.:
5.75% 8/15/22		8,500	8,829
6.375% 11/1/18		4,010	4,266
6.625% 11/1/20		19,300	20,892
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		13,310	14,608
5.875% 1/31/22 (f)		14,710	16,402
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,214
HCA Holdings, Inc.:
6.25% 2/15/21		4,985	5,315
7.75% 5/15/21		34,550	38,523
HCA, Inc.:
4.75% 5/1/23		5,215	5,189
5.875% 3/15/22		16,855	18,161
5.875% 5/1/23		17,605	18,309
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
6.5% 2/15/16		$ 3,410	$ 3,734
6.5% 2/15/20		13,550	15,278
7.25% 9/15/20		21,345	23,614
7.5% 2/15/22		10,195	11,750
8% 10/1/18		1,200	1,398
Health Management Associates, Inc. 7.375% 1/15/20		2,585	2,837
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,566
8.125% 2/15/20		6,585	7,211
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		3,670	3,858
InVentiv Health, Inc. 11% 8/15/18 (f)		795	680
ResCare, Inc. 10.75% 1/15/19		2,445	2,757
Rotech Healthcare, Inc. 10.5% 3/15/18		2,210	1,171
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		3,985	4,329
Tenet Healthcare Corp.:
4.5% 4/1/21 (f)		3,670	3,592
4.75% 6/1/20 (f)		3,380	3,388
6.25% 11/1/18		6,540	7,259
6.75% 2/1/20		12,150	13,061
6.875% 11/15/31		9,855	9,017
8% 8/1/20		6,190	6,832
UHS Escrow Corp. 7% 10/1/18		910	985
			315,956
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,340	4,839
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		3,730	4,252
			9,091
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)		3,730	4,355
Leiner Health Products, Inc. 11% 6/1/49 (c)		2,435	0
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		3,100	3,269
6.75% 8/15/21 (f)		8,070	8,595
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International: - continued
6.875% 12/1/18 (f)		$ 7,955	$ 8,547
VPI Escrow Corp. 6.375% 10/15/20 (f)		12,290	12,997
			37,763
TOTAL HEALTH CARE			365,046
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	409
12% 11/1/14 pay-in-kind		1,348	1,368
Bombardier, Inc. 6.125% 1/15/23 (f)		4,095	4,238
GenCorp, Inc. 7.125% 3/15/21 (f)		1,145	1,208
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		14,385	15,644
7.125% 3/15/21		1,485	1,615
Triumph Group, Inc. 4.875% 4/1/21 (f)		4,250	4,293
			28,775
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (f)		6,360	6,773
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,026	3,123
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		689	743
6.125% 4/29/18 (f)		1,470	1,477
7.25% 11/10/19		3,962	4,596
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,700	8,720
8.021% 8/10/22		2,775	3,056
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,755	1,983
8.028% 11/1/17		487	515
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,510	5,175
Series 2012-2:
Class A, 4.625% 12/3/26		2,045	2,137
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Class B, 6.75% 12/3/22		$ 1,595	$ 1,699
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,624	6,539
			46,536
Building Products - 0.2%
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)		655	693
HD Supply, Inc.:
8.125% 4/15/19		4,130	4,667
11% 4/15/20		8,180	9,918
11.5% 7/15/20		4,145	4,912
Nortek, Inc. 8.5% 4/15/21 (f)		3,135	3,472
			23,662
Commercial Services & Supplies - 0.5%
ADS Tactical, Inc. 11% 4/1/18 (f)		1,465	1,454
American Reprographics Co. 10.5% 12/15/16		4,135	4,114
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,747
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		2,595	2,657
5.25% 8/1/20		2,915	3,010
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,929
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,166
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,246
R.R. Donnelley & Sons Co. 7.875% 3/15/21		4,240	4,410
Tervita Corp.:
8% 11/15/18 (f)		3,665	3,789
9.75% 11/1/19 (f)		4,170	4,087
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,999
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		3,080	3,080
			46,688
Construction & Engineering - 0.2%
MasTec, Inc. 4.875% 3/15/23		4,485	4,440
Odebrecht Finance Ltd. 7.5% (f)(g)		10,885	11,593
			16,033
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		$ 1,270	$ 1,448
Sensata Technologies BV 6.5% 5/15/19 (f)		4,840	5,179
			6,627
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschappij NV 2.875% 3/10/28	EUR	2,990	3,900
Machinery - 0.1%
Terex Corp. 6% 5/15/21		10,330	10,821
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		2,955	3,154
			13,975
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,298
Navios Maritime Holdings, Inc. 8.875% 11/1/17		4,255	4,346
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19		1,195	1,285
9.25% 4/15/19 (f)		1,185	1,277
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,557
			11,763
Road & Rail - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,215	2,525
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,265	2,557
12.5% 4/1/16		4,480	4,760
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		3,980	4,189
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		3,045	3,350
Swift Services Holdings, Inc. 10% 11/15/18		4,565	5,227
Western Express, Inc. 12.5% 4/15/15 (f)		5,280	3,854
			26,462
Trading Companies & Distributors - 2.0%
Aircastle Ltd.:
6.25% 12/1/19		4,985	5,446
6.75% 4/15/17		5,925	6,518
7.625% 4/15/20		3,275	3,791
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.: - continued
9.75% 8/1/18		$ 7,995	$ 9,134
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,050
4.625% 4/15/21		5,675	5,661
5.75% 5/15/16		10,645	11,497
5.875% 4/1/19		20,925	22,602
6.25% 5/15/19		21,435	23,471
6.75% 9/1/16 (f)		12,755	14,413
7.125% 9/1/18 (f)		23,540	27,660
8.25% 12/15/20		11,050	13,536
8.625% 9/15/15		7,205	8,196
8.625% 1/15/22		25,445	32,379
8.75% 3/15/17		16,225	19,105
			209,459
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		4,882	4,516
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,000	1,839
			6,355
TOTAL INDUSTRIALS			440,235
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Avaya, Inc. 10.5% 3/1/21 (f)		8,925	8,479
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (f)		2,840	2,748
6.875% 1/15/20		2,280	2,491
Lucent Technologies, Inc.:
6.45% 3/15/29		8,530	6,568
6.5% 1/15/28		4,625	3,515
			23,801
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21		5,730	6,217
7.75% 12/15/18		8,150	8,904
			15,121
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		$ 1,925	$ 2,108
Flextronics International Ltd.:
4.625% 2/15/20 (f)		4,075	4,116
5% 2/15/23 (f)		2,125	2,117
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,261
			10,602
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		3,060	3,213
Equinix, Inc. 8.125% 3/1/18		7,325	8,094
IAC/InterActiveCorp 4.75% 12/15/22 (f)		5,250	5,132
j2 Global, Inc. 8% 8/1/20		2,970	3,163
			19,602
IT Services - 0.7%
Ceridian Corp. 11% 3/15/21 (f)		2,010	2,161
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,782
7.875% 7/15/20		3,465	3,907
First Data Corp.:
6.75% 11/1/20 (f)		9,170	9,560
7.375% 6/15/19 (f)		13,495	14,338
NeuStar, Inc. 4.5% 1/15/23 (f)		1,575	1,504
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		23,735	26,405
13.375% 10/15/19 (f)		10,290	11,628
			72,285
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (f)		4,280	4,441
5.75% 3/15/23 (f)		2,585	2,637
9.75% 8/1/18 (f)		3,007	3,428
Spansion LLC 11.25% 1/15/16 (c)(f)		3,550	0
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		2,355	2,355
			12,861
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		$ 2,085	$ 2,106
SAP AG 2.125% 11/13/19	EUR	4,350	5,696
			7,802
TOTAL INFORMATION TECHNOLOGY			162,074
MATERIALS - 3.3%
Chemicals - 1.1%
Axiall Corp. 4.875% 5/15/23 (f)		1,350	1,377
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		2,295	2,341
Hexion US Finance Corp. 6.625% 4/15/20 (f)		10,030	10,068
LyondellBasell Industries NV:
5% 4/15/19		6,310	7,130
5.75% 4/15/24		6,310	7,398
6% 11/15/21		2,780	3,294
Momentive Performance Materials, Inc.:
9% 1/15/21		1,925	1,444
10% 10/15/20		2,335	2,335
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		29,370	30,251
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		1,725	1,768
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(j)		6,430	6,494
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		2,838	3,079
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (f)		2,880	2,898
PolyOne Corp.:
5.25% 3/15/23 (f)		2,630	2,656
7.375% 9/15/20		1,645	1,818
Rockwood Specialties Group, Inc. 4.625% 10/15/20		7,610	7,781
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,090	1,213
TPC Group, Inc. 8.75% 12/15/20 (f)		6,250	6,516
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		8,515	8,430
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,085	2,189
			110,480
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.4%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		$ 2,495	$ 2,763
9.875% 4/30/19 (f)		4,375	5,042
CEMEX Finance LLC:
9.375% 10/12/22 (f)		2,070	2,401
9.5% 12/14/16 (f)		10,205	11,021
CEMEX SA de CV:
5.2836% 9/30/15 (f)(j)		4,650	4,813
9.5% 6/15/18 (f)		11,915	13,851
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,680	2,955
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		4,580	5,164
			48,010
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)		975	963
7% 11/15/20 (f)		2,560	2,630
BWAY Holding Co. 10% 6/15/18		2,265	2,514
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,938
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	4,404
7.5% 12/15/96		4,010	3,870
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,345
Rock-Tenn Co.:
4.45% 3/1/19		1,300	1,403
4.9% 3/1/22		1,215	1,322
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		2,245	2,481
8.375% 6/15/19 (f)		3,040	3,374
Sealed Air Corp. 5.25% 4/1/23 (f)		2,170	2,175
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,662
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		3,785	4,164
			41,245
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		30	59
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aleris International, Inc.: - continued
9% 12/15/14 pay-in-kind (c)(j)		$ 2,510	$ 0
Alrosa Finance SA 7.75% 11/3/20 (f)		2,970	3,464
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		2,390	2,426
Edgen Murray Corp. 8.75% 11/1/20 (f)		5,055	5,257
EVRAZ Group SA:
8.25% 11/10/15 (f)		7,260	8,022
9.5% 4/24/18 (Reg. S)		2,675	3,066
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		5,550	5,689
6.875% 2/1/18 (f)		6,817	7,166
6.875% 4/1/22 (f)		8,025	8,406
8.25% 11/1/19 (f)		17,190	18,479
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		2,390	2,324
IAMGOLD Corp. 6.75% 10/1/20 (f)		5,155	4,949
Inmet Mining Corp. 7.5% 6/1/21 (f)		2,575	2,781
Metinvest BV 10.25% 5/20/15 (f)		4,230	4,484
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		1,975	1,244
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		1,025	935
Mongolian Mining Corp. 8.875% 3/29/17 (f)		3,705	3,825
New Gold, Inc.:
6.25% 11/15/22 (f)		3,855	4,048
7% 4/15/20 (f)		1,295	1,389
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		1,435	1,604
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,110	3,289
RathGibson, Inc. 11.25% 2/15/14 (c)		2,446	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)		5,985	6,524
11.25% 10/15/18 (f)		9,055	9,462
Severstal Columbus LLC 10.25% 2/15/18		3,965	4,302
Southern Copper Corp.:
6.75% 4/16/40		1,960	2,210
7.5% 7/27/35		1,565	1,880
Steel Dynamics, Inc. 5.25% 4/15/23 (f)		2,020	2,043
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		$ 885	$ 931
SunCoke Energy, Inc. 7.625% 8/1/19		1,190	1,273
			121,531
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		8,563	9,826
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		1,200	1,274
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,194
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (j)		826	582
NewPage Corp.:
6.5485% 5/1/49 (c)(j)		2,460	0
11.375% 12/31/14 (c)		4,155	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,647
			19,523
TOTAL MATERIALS			340,789
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		3,460	3,858
Altice Financing SA 7.875% 12/15/19 (f)		4,110	4,480
Altice Finco SA 9.875% 12/15/20 (f)		4,825	5,380
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,480
9% 8/15/31		3,545	3,660
Consolidated Communications, Inc. 10.875% 6/1/20 (f)		2,085	2,366
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		4,765	5,152
Eileme 2 AB 11.625% 1/31/20 (f)		8,215	9,570
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,250	4,165
Frontier Communications Corp.:
7.625% 4/15/24 (h)		7,235	7,443
8.5% 4/15/20		10,775	12,203
8.75% 4/15/22		5,851	6,509
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)(h)		20,025	20,375
8.125% 6/1/23 (f)(h)		6,215	6,316
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		$ 1,410	$ 1,537
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,702
8.625% 7/15/20		7,650	8,549
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		4,945	5,143
Sprint Capital Corp.:
6.875% 11/15/28		22,870	23,385
8.75% 3/15/32		25,687	30,632
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		2,200	2,376
TW Telecom Holdings, Inc. 5.375% 10/1/22		3,360	3,503
U.S. West Communications:
6.875% 9/15/33		2,265	2,251
7.25% 9/15/25		420	477
7.25% 10/15/35		1,205	1,236
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,681
			181,429
Wireless Telecommunication Services - 2.4%
Crown Castle International Corp. 5.25% 1/15/23		7,070	7,194
Digicel Group Ltd.:
6% 4/15/21 (f)		24,270	24,088
7% 2/15/20 (f)		860	894
8.25% 9/1/17 (f)		2,150	2,268
8.25% 9/30/20 (f)		40,580	43,015
10.5% 4/15/18 (f)		30,955	34,437
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		15,090	15,920
7.25% 4/1/19		10,020	10,972
7.25% 10/15/20		13,410	14,734
7.5% 4/1/21		24,110	26,822
8.5% 11/1/19		3,755	4,201
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		7,135	7,251
6.625% 4/1/23 (f)		7,135	7,260
7.875% 9/1/18		3,440	3,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		8,145	10,334
NII Capital Corp. 7.625% 4/1/21		5,672	4,084
NII International Telecom S.C.A. 11.375% 8/15/19 (f)		4,150	4,337
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		$ 10,314	$ 10,314
Sprint Nextel Corp. 6% 11/15/22		6,225	6,396
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,025	5,452
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,625	4,074
VimpelCom Holdings BV 5.2% 2/13/19 (f)		2,375	2,393
			250,190
TOTAL TELECOMMUNICATION SERVICES			431,619
UTILITIES - 3.1%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (f)		2,520	2,703
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,004
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,350	1,465
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		5,190	2,439
Hrvatska Elektroprivreda 6% 11/9/17 (f)		1,425	1,468
Majapahit Holding BV:
7.75% 1/20/20 (f)		3,085	3,779
8% 8/7/19 (f)		1,605	1,978
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,984
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	132,200	4,251
			25,071
Gas Utilities - 0.4%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		4,280	4,548
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,615	1,801
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,890
8% 3/1/32		6,265	8,856
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,260
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		$ 3,226	$ 3,557
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		13,070	11,502
			43,414
Independent Power Producers & Energy Traders - 2.4%
Atlantic Power Corp. 9% 11/15/18		7,965	8,323
Calpine Corp.:
7.5% 2/15/21 (f)		4,910	5,340
7.875% 7/31/20 (f)		7,128	7,859
7.875% 1/15/23 (f)		21,267	23,500
Energy Future Holdings Corp.:
10.875% 11/1/17		9,438	8,848
11.25% 11/1/17 pay-in-kind (j)		7,535	7,064
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		6,345	6,686
10% 12/1/20		47,686	54,124
10% 12/1/20 (f)		9,895	11,132
11% 10/1/21		26,975	29,909
11.75% 3/1/22 (f)		29,380	33,787
12.25% 12/1/18 pay-in-kind (f)		6,400	5,937
GenOn Energy, Inc. 9.875% 10/15/20		10,145	11,616
Listrindo Capital BV 6.95% 2/21/19 (f)		2,130	2,343
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	3,444
TXU Corp.:
5.55% 11/15/14		1,623	1,422
6.5% 11/15/24		13,610	9,204
6.55% 11/15/34		26,735	17,712
			248,250
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Centrica PLC 4.375% 3/13/29	GBP	2,050	$ 3,335
Puget Energy, Inc. 5.625% 7/15/22		3,200	3,525
			6,860
TOTAL UTILITIES			323,595
TOTAL NONCONVERTIBLE BONDS			4,089,498
TOTAL CORPORATE BONDS (Cost $3,787,850)			4,121,869
U.S. Government and Government Agency Obligations - 21.0%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.5% 7/2/15		50,788	50,946
0.5% 3/30/16		10,943	10,956
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,515
0.875% 12/27/13		625	628
1% 6/21/17		7,560	7,636
Private Export Funding Corp. secured 4.974% 8/15/13		2,110	2,149
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		66	67
Tennessee Valley Authority:
5.25% 9/15/39		5,000	6,391
5.375% 4/1/56		6,100	7,908
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			90,196
U.S. Treasury Obligations - 19.4%
U.S. Treasury Bonds:
2.75% 11/15/42		170,490	158,369
3.125% 2/15/43		79,090	79,411
5.25% 2/15/29		10,732	14,570
5.375% 2/15/31		34,558	48,122
6.125% 8/15/29 (i)		6,000	8,903
7.5% 11/15/16		6,120	7,658
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24		$ 5,168	$ 8,111
7.875% 2/15/21		5,350	7,959
9.875% 11/15/15		7,956	9,936
U.S. Treasury Notes:
0.25% 4/30/14		59,580	59,624
0.25% 9/15/14		18,848	18,858
0.25% 9/30/14		27,709	27,723
0.25% 12/15/14		19,000	19,007
0.25% 1/31/15		5,300	5,301
0.25% 7/15/15		118,806	118,722
0.25% 10/15/15		134,976	134,765
0.25% 12/15/15		80,000	79,831
0.375% 1/15/16		70,000	70,077
0.5% 8/15/14		36,642	36,789
0.5% 10/15/14		12,000	12,051
0.5% 7/31/17		45,462	45,217
0.625% 7/15/14		42,347	42,577
0.75% 6/30/17		23,999	24,142
0.75% 3/31/18		32,746	32,720
0.875% 11/30/16		25,803	26,166
0.875% 4/30/17		12,834	12,990
0.875% 1/31/18		91,160	91,787
0.875% 7/31/19		41,960	41,445
1% 9/30/16		71,568	72,915
1% 10/31/16		19,480	19,845
1.125% 3/31/20		139,222	138,059
1.25% 2/29/20		30,000	30,073
1.625% 8/15/22		38,773	38,303
1.625% 11/15/22		12,068	11,864
1.75% 7/31/15		11,577	11,970
1.875% 6/30/15		8,436	8,737
1.875% 9/30/17		27,900	29,408
1.875% 10/31/17		3,876	4,086
2% 2/15/23		16,847	17,073
2.125% 11/30/14		47,593	49,084
2.125% 5/31/15		3,490	3,629
2.375% 8/31/14		20,300	20,919
2.375% 9/30/14		7,764	8,015
2.375% 10/31/14		19,649	20,314
2.375% 2/28/15		45,000	46,823
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 6/30/18		$ 23,941	$ 25,860
2.5% 3/31/15		1,076	1,124
2.5% 4/30/15		18,295	19,143
2.625% 7/31/14		12,532	12,937
2.75% 11/30/16		10,000	10,819
3% 2/28/17		15,000	16,430
3.125% 10/31/16		22,651	24,787
3.125% 1/31/17		25,536	28,058
3.5% 2/15/18		39,726	44,993
4.5% 5/15/17		48,040	55,708
TOTAL U.S. TREASURY OBLIGATIONS			2,013,807
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5492% 12/7/20 (NCUA Guaranteed) (j)		3,238	3,248
Series 2011-R1 Class 1A, 0.6482% 1/8/20 (NCUA Guaranteed) (j)		5,352	5,377
Series 2011-R4 Class 1A, 0.5782% 3/6/20 (NCUA Guaranteed) (j)		2,857	2,864
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,343
2.35% 6/12/17 (NCUA Guaranteed)		28,700	30,557
3.45% 6/12/21 (NCUA Guaranteed)		23,400	26,009
TOTAL OTHER GOVERNMENT RELATED			71,398
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,143,982)			2,175,401
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae - 3.9%
2.244% 11/1/35 (j)		411	433
2.261% 9/1/33 (j)		578	609
2.404% 2/1/36 (j)		97	102
2.415% 11/1/33 (j)		133	142
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
2.441% 10/1/35 (j)		$ 42	$ 44
2.554% 1/1/35 (j)		304	323
2.559% 6/1/36 (j)		45	48
2.659% 3/1/33 (j)		144	154
2.673% 2/1/37 (j)		555	592
2.676% 6/1/47 (j)		174	187
2.685% 7/1/35 (j)		236	253
2.757% 11/1/36 (j)		51	55
2.781% 9/1/36 (j)		136	146
2.831% 5/1/36 (j)		60	63
3% 4/1/43 (h)		18,700	19,289
3% 4/1/43 (h)		21,400	22,074
3% 4/1/43 (h)		11,200	11,553
3% 4/1/43 (h)		11,200	11,553
3% 4/1/43 (h)		16,600	17,123
3% 4/1/43 (h)		16,600	17,123
3% 4/1/43 (h)		51,200	52,814
3% 4/1/43 (h)		30,500	31,461
3% 4/1/43 (h)		8,000	8,252
3% 4/1/43 (h)		24,600	25,375
3% 4/1/43 (h)		14,400	14,854
3% 4/1/43 (h)		18,700	19,289
3% 4/1/43 (h)		14,800	15,266
3% 4/1/43 (h)		2,900	2,991
3% 5/1/43 (h)		16,300	16,770
3% 5/1/43 (h)		16,300	16,770
3% 5/1/43 (h)		14,500	14,918
3% 5/1/43 (h)		14,500	14,918
3% 5/1/43 (h)		14,800	15,227
3% 5/1/43 (h)		14,700	15,124
3.015% 4/1/36 (j)		399	426
3.215% 8/1/35 (j)		845	905
4.5% 8/1/41		842	919
5% 2/1/22 to 9/1/22		6,494	7,051
5.5% 10/1/20 to 11/1/34		14,535	15,937
6% 6/1/16 to 10/1/38		600	654
6.082% 3/1/37 (j)		50	53
6.5% 4/1/13 to 8/1/36		7,706	8,815
TOTAL FANNIE MAE			400,655
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - 0.4%
2.082% 3/1/35 (j)		$ 149	$ 156
2.13% 2/1/37 (j)		66	69
2.167% 6/1/33 (j)		327	345
2.229% 3/1/37 (j)		44	47
2.269% 8/1/37 (j)		122	128
2.336% 1/1/36 (j)		88	93
2.357% 5/1/37 (j)		102	108
2.375% 5/1/37 (j)		74	78
2.478% 6/1/37 (j)		38	40
2.492% 4/1/35 (j)		31	33
2.526% 1/1/37 (j)		396	424
2.556% 2/1/36 (j)		10	11
2.574% 6/1/37 (j)		280	301
2.603% 10/1/35 (j)		296	312
2.632% 7/1/35 (j)		354	373
2.673% 7/1/35 (j)		277	298
2.681% 10/1/36 (j)		391	417
2.696% 4/1/37 (j)		131	141
2.72% 4/1/37 (j)		8	8
2.73% 5/1/37 (j)		1,161	1,248
2.751% 5/1/37 (j)		614	658
2.774% 6/1/37 (j)		74	80
2.865% 9/1/35 (j)		73	79
3.057% 7/1/36 (j)		127	136
3.433% 10/1/35 (j)		64	69
4% 3/1/42 to 4/1/42		13,520	14,659
4.5% 8/1/33 to 10/1/41		4,776	5,202
5.5% 11/1/18 to 7/1/35		14,443	15,682
6% 1/1/24		2,273	2,543
6.5% 7/1/14 to 3/1/22		1,256	1,374
TOTAL FREDDIE MAC			45,112
Ginnie Mae - 2.2%
4% 9/15/25		703	761
4.3% 8/20/61 (o)		3,001	3,333
4.5% 3/15/25 to 6/15/25		6,957	7,574
4.515% 3/20/62 (o)		10,553	11,954
4.53% 10/20/62 (o)		3,054	3,489
4.55% 5/20/62 (o)		19,390	22,012
4.556% 12/20/61 (o)		11,258	12,731
4.604% 3/20/62 (o)		5,546	6,300
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Ginnie Mae - continued
4.626% 3/20/62 (o)		$ 3,860	$ 4,385
4.649% 2/20/62 (o)		1,973	2,242
4.65% 3/20/62 (o)		3,536	4,021
4.682% 2/20/62 (o)		2,633	2,991
4.684% 1/20/62 (o)		12,356	14,022
4.751% 12/20/60 (o)		2,065	2,309
4.804% 3/20/61 (o)		7,053	7,931
4.834% 3/20/61 (o)		12,430	13,999
5.47% 8/20/59 (o)		2,100	2,291
5.492% 4/20/60 (o)		8,478	9,718
5.612% 4/20/58 (o)		4,017	4,261
6% 6/15/36 to 12/20/38		43,820	49,082
6.5% 8/20/38 to 9/20/38		39,857	45,379
TOTAL GINNIE MAE			230,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $669,806)			676,552
Asset-Backed Securities - 0.0%

Leek Finance PLC:
Series 17X Class A2A, 0.7975% 12/21/37 (j)	GBP	112	176
Series 18X Class BC, 1.007% 9/21/38 (j)	EUR	600	755
TOTAL ASSET-BACKED SECURITIES (Cost $970)			931
Collateralized Mortgage Obligations - 3.6%

U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7042% 9/25/23 (j)		999	1,004
Series 2010-15 Class FJ, 1.1342% 6/25/36 (j)		7,949	8,117
Series 2010-86 Class FE, 0.6542% 8/25/25 (j)		1,030	1,037
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		4,494	4,839
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		38	40
Series 2003-113 Class PE, 4% 11/25/18		1,308	1,391
Series 2003-70 Class BJ, 5% 7/25/33		815	904
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2004-80 Class LD, 4% 1/25/19		$ 591	$ 603
Series 2005-19 Class PA, 5.5% 7/25/34		2,708	2,985
Series 2005-27 Class NE, 5.5% 5/25/34		3,330	3,629
Series 2005-52 Class PB, 6.5% 12/25/34		327	344
Series 2005-64 Class PX, 5.5% 6/25/35		2,612	2,912
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,324
Series 2010-44 Class FM, 5% 5/25/40		4,250	4,859
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,585
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		132	142
Series 2003-117 Class MD, 5% 12/25/23		1,694	1,851
Series 2004-91 Class Z, 5% 12/25/34		4,319	4,894
Series 2004-95 Class AN, 5.5% 1/25/25		473	491
Series 2005-117, Class JN, 4.5% 1/25/36		735	820
Series 2005-14 Class ZB, 5% 3/25/35		1,871	2,104
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,578
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,463
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,600
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,739
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,650
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		695	59
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		1,079	85
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		3,825	577
Series 2010-39 Class FG, 1.1242% 3/25/36 (j)		4,779	4,885
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		2,211	207
Series 2011-67 Class AI, 4% 7/25/26 (l)		1,344	137
Series 2013-40 Class PV, 2% 3/1/43 (h)		4,800	4,908
Freddie Mac:
floater:
Series 2630 Class FL, 0.7032% 6/15/18 (j)		34	34
Series 2711 Class FC, 1.1032% 2/15/33 (j)		3,312	3,367
floater planned amortization class Series 2770 Class FH, 0.6032% 3/15/34 (j)		2,843	2,857
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		5,110	5,340
Series 2101 Class PD, 6% 11/15/28		81	91
Series 2115 Class PE, 6% 1/15/14		6	6
Series 2376 Class JE, 5.5% 11/15/16		136	144
Series 2381 Class OG, 5.5% 11/15/16		79	83
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2425 Class JH, 6% 3/15/17		$ 179	$ 192
Series 2672 Class MG, 5% 9/15/23		3,063	3,520
Series 2695 Class DG, 4% 10/15/18		2,838	2,975
Series 2996 Class MK, 5.5% 6/15/35		272	305
Series 3415 Class PC, 5% 12/15/37		1,414	1,536
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,710
Series 3763 Class QA, 4% 4/15/34		2,642	2,802
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,023	3,283
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		236	264
Series 2877 Class ZD, 5% 10/15/34		5,646	6,280
Series 3277 Class B, 4% 2/15/22		2,600	2,826
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,281
Series 3578, Class B, 4.5% 9/15/24		3,410	3,690
Series 3871 Class KB, 5.5% 6/15/41		8,311	10,128
Series 4176 Class BA, 3% 2/15/33		3,320	3,504
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,067
Series 4181 Class LA, 3% 3/15/37		4,520	4,769
Series 4182 Class BA, 3% 6/15/37		18,470	19,451
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7032% 7/20/37 (j)		1,550	1,561
Series 2008-2 Class FD, 0.6832% 1/20/38 (j)		403	406
Series 2008-73 Class FA, 1.0632% 8/20/38 (j)		2,391	2,434
Series 2008-83 Class FB, 1.1032% 9/20/38 (j)		2,433	2,479
Series 2009-108 Class CF, 0.8032% 11/16/39 (j)		2,159	2,180
Series 2009-116 Class KF, 0.7332% 12/16/39 (j)		1,872	1,886
Series 2010-9 Class FA, 0.7232% 1/16/40 (j)		2,804	2,825
Series 2010-H17 Class FA, 0.5327% 7/20/60 (j)(o)		5,591	5,564
Series 2010-H18 Class AF, 0.4992% 9/20/60 (j)(o)		5,786	5,757
Series 2010-H19 Class FG, 0.4992% 8/20/60 (j)(o)		7,492	7,455
Series 2010-H27 Series FA, 0.5792% 12/20/60 (j)(o)		2,201	2,198
Series 2011-H05 Class FA, 0.6992% 12/20/60 (j)(o)		4,101	4,120
Series 2011-H07 Class FA, 0.6992% 2/20/61 (j)(o)		7,231	7,265
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.6892% 2/20/61 (j)(o)		$ 9,219	$ 9,258
Series 2011-H13 Class FA, 0.6992% 4/20/61 (j)(o)		3,730	3,747
Series 2011-H14:
Class FB, 0.6992% 5/20/61 (j)(o)		4,249	4,271
Class FC, 0.6992% 5/20/61 (j)(o)		4,213	4,233
Series 2011-H17 Class FA, 0.7292% 6/20/61 (j)(o)		5,351	5,381
Series 2011-H21 Class FA, 0.7992% 10/20/61 (j)(o)		5,802	5,856
Series 2012-H01 Class FA, 0.8992% 11/20/61 (j)(o)		4,734	4,803
Series 2012-H03 Class FA, 0.8992% 1/20/62 (j)(o)		2,905	2,948
Series 2012-H06 Class FA, 0.8292% 1/20/62 (j)(o)		4,635	4,687
Series 2012-H07 Class FA, 0.8292% 3/20/62 (j)(o)		2,724	2,756
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,386	1,419
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,150	1,174
Series 2010-99 Class PT, 3.5% 8/20/33		1,377	1,416
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		2,311	457
Series 2011-79 Class PO, 6/20/40 (m)		6,984	6,056
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,103
Series 2010-42 Class OP, 4/20/40 (m)		9,154	7,977
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		8,107	8,868
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		10,342	11,752
Series 2010-H17 Class XP, 5.3017% 7/20/60 (j)(o)		14,736	16,708
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		11,161	12,608
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,883	11,723
Class ZC, 5.5% 7/16/34		11,208	13,088
Series 2012-64 Class KB, 3.2146% 5/20/41 (j)		2,061	2,233
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $361,500)			367,920
Commercial Mortgage Securities - 1.4%
		Principal Amount (000s)(d)	Value (000s)
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.0613% 10/22/37 (j)	GBP	850	$ 872
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		10,530	10,987
pass thru-certificates floater Series KF01 Class A, 0.5517% 4/25/19 (j)		10,478	10,499
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		3,013	3,091
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		19,700	20,120
Series K011 Class A2, 4.084% 11/25/20		2,120	2,406
Series K014 Class A2, 3.871% 4/25/21		5,220	5,865
Series K015 Class A2, 3.23% 7/25/21		9,370	10,094
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	14,138
Series K009 Class A2, 3.808% 8/25/20		17,980	20,207
Series K017 Class A2, 2.873% 12/25/21		13,660	14,337
Series K710 Class A2, 1.883% 5/25/19		8,795	9,013
Series K501 Class A2, 1.655% 11/25/16		4,770	4,899
Series K706 Class A2, 2.323% 10/25/18		11,710	12,263
German Residential Asset Note Distributor PLC Series 1 Class A, 1.611% 7/20/16 (j)	EUR	899	1,153
REC Plantation Place Ltd. Series 5 Class A, 0.7413% 7/25/16 (Reg. S) (j)	GBP	759	1,151
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $139,849)			141,095
Foreign Government and Government Agency Obligations - 22.1%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,373	3,409
7% 9/12/13		43,095	42,596
7% 10/3/15		20,585	17,353
Aruba Government 4.625% 9/14/23 (f)		2,380	2,463
Bahamian Republic 6.95% 11/20/29 (f)		3,060	3,703
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Barbados Government:
7% 8/4/22 (f)		1,553	1,631
7.25% 12/15/21 (f)		455	487
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 13,015	$ 13,438
8.95% 1/26/18		3,765	4,010
Bermuda Government 4.138% 1/3/23 (f)		2,065	2,194
Brazilian Federative Republic:
5.625% 1/7/41		4,335	5,072
7.125% 1/20/37		6,295	8,734
8.25% 1/20/34		5,075	7,727
10.125% 5/15/27		4,510	7,757
12.25% 3/6/30		3,967	7,716
Buoni Poliennali Del Tes:
3.5% 6/1/18	EUR	12,000	15,228
5.5% 11/1/22	EUR	28,150	38,327
Canadian Government:
1.25% 2/1/16	CAD	89,350	88,323
1.25% 3/1/18	CAD	45,000	44,183
1.5% 11/1/13	CAD	20,300	20,039
1.5% 6/1/23	CAD	48,500	46,087
3.5% 12/1/45	CAD	23,150	27,837
Central Bank of Nigeria warrants 11/15/20 (a)(n)		5,500	1,053
City of Buenos Aires 12.5% 4/6/15 (f)		10,115	9,812
Colombian Republic:
6.125% 1/18/41		4,055	5,099
7.375% 9/18/37		4,850	6,960
10.375% 1/28/33		5,975	10,217
11.75% 2/25/20		1,990	3,104
Congo Republic 3% 6/30/29 (e)		11,277	10,600
Costa Rican Republic 4.25% 1/26/23 (f)		2,445	2,445
Croatia Republic:
5.5% 4/4/23 (f)		2,360	2,348
6.25% 4/27/17 (f)		6,835	7,313
6.375% 3/24/21 (f)		4,715	5,057
6.625% 7/14/20 (f)		4,205	4,583
6.75% 11/5/19 (f)		4,640	5,063
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,235	1,284
6.25% 10/4/20 (f)		6,580	7,016
6.25% 7/27/21 (f)		3,140	3,352
7.4% 1/22/15 (f)		4,835	5,156
Dominican Republic:
1.3405% 8/30/24 (j)		5,288	4,918
7.5% 5/6/21 (f)		4,825	5,404
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Dominican Republic: - continued
9.04% 1/23/18 (f)		$ 2,601	$ 2,887
El Salvador Republic:
7.625% 2/1/41 (f)		1,280	1,469
7.65% 6/15/35 (Reg. S)		2,020	2,318
8.25% 4/10/32 (Reg. S)		1,137	1,430
European Economic Community 2.75% 4/4/22 (Reg. S)	EUR	6,600	9,217
European Union:
2.75% 9/21/21	EUR	12,000	16,786
3% 9/4/26 (Reg. S)	EUR	1,650	2,297
French Government:
OAT 3.25% 5/25/45	EUR	15,850	20,433
2.5% 7/25/16	EUR	10,150	13,877
Gabonese Republic 8.2% 12/12/17 (f)		1,850	2,243
Georgia Republic:
6.875% 4/12/21 (f)		3,285	3,761
7.5% 4/15/13		1,240	1,243
German Federal Republic:
0.5% 2/23/18	EUR	3,875	5,011
1.5% 2/15/23	EUR	21,400	27,992
1.75% 10/9/15	EUR	150,750	201,699
1.75% 7/4/22	EUR	60,900	82,033
3.25% 7/4/42	EUR	14,900	23,499
Ghana Republic 8.5% 10/4/17 (f)		2,635	2,997
Guatemalan Republic:
4.875% 2/13/28 (f)		1,435	1,413
5.75% 6/6/22 (f)		2,765	3,069
Hungarian Republic:
4.125% 2/19/18		2,430	2,315
4.75% 2/3/15		15,165	15,165
7.625% 3/29/41		7,547	7,698
Indonesian Republic:
4.875% 5/5/21 (f)		6,560	7,183
5.25% 1/17/42 (f)		6,130	6,528
5.875% 3/13/20 (f)		6,095	7,048
6.625% 2/17/37 (f)		4,415	5,441
6.875% 1/17/18 (f)		3,940	4,649
7.75% 1/17/38 (f)		6,750	9,403
8.5% 10/12/35 (Reg. S)		6,510	9,602
11.625% 3/4/19 (f)		7,145	10,360
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,010	9,854
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		$ 27,145	$ 35,296
5.5% 12/4/23		7,400	9,637
Italian Republic:
4.5% 7/15/15	EUR	28,200	37,739
4.5% 2/1/20	EUR	30,000	39,405
5% 3/1/22	EUR	10,725	14,269
5% 9/1/40	EUR	20,950	26,120
Japan Government:
1.1% 6/20/20	JPY	15,349,300	172,120
1.9% 9/20/30	JPY	4,600,000	54,046
Jordanian Kingdom 3.875% 11/12/15		2,375	2,313
KfW:
1.125% 1/15/20	EUR	18,000	23,073
1.25% 10/17/19	EUR	3,050	3,960
Latvian Republic:
2.75% 1/12/20 (f)		4,060	3,913
5.25% 6/16/21 (f)		2,210	2,486
Lebanese Republic:
4% 12/31/17		9,580	9,532
4.75% 11/2/16		2,345	2,339
5.15% 11/12/18		1,705	1,686
5.45% 11/28/19		4,635	4,577
6.375% 3/9/20		3,500	3,627
Lithuanian Republic:
6.125% 3/9/21 (f)		4,655	5,516
6.625% 2/1/22 (f)		3,705	4,548
7.375% 2/11/20 (f)		5,080	6,394
Moroccan Kingdom 4.25% 12/11/22 (f)		2,835	2,885
Panamanian Republic 8.875% 9/30/27		1,600	2,470
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,920
5.625% 11/18/50		1,840	2,190
7.35% 7/21/25		1,515	2,136
8.75% 11/21/33		6,495	10,587
Philippine Republic:
7.5% 9/25/24		990	1,364
7.75% 1/14/31		6,525	9,445
9.5% 2/2/30		6,435	10,546
10.625% 3/16/25		4,865	8,180
Plurinational State of Bolivia 4.875% 10/29/22 (f)		4,070	4,039
Polish Government:
3% 3/17/23		2,465	2,391
6.375% 7/15/19		5,975	7,342
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Provincia de Cordoba 12.375% 8/17/17 (f)		$ 7,110	$ 5,475
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,900	5,415
Republic of Iceland 5.875% 5/11/22 (f)		4,775	5,467
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,380	12,259
Republic of Namibia 5.5% 11/3/21 (f)		3,175	3,516
Republic of Nigeria:
0% 10/10/13	NGN	277,000	1,648
0% 11/7/13	NGN	433,185	2,547
6.75% 1/28/21 (f)		2,390	2,760
0% 9/5/13	NGN	554,450	3,323
Republic of Paraguay 4.625% 1/25/23 (f)		1,720	1,733
Republic of Senegal 8.75% 5/13/21 (f)		995	1,179
Republic of Serbia:
4.875% 2/25/20 (f)		3,180	3,140
5.25% 11/21/17 (f)		2,300	2,369
6.75% 11/1/24 (f)		20,624	20,649
Republic of Zambia 5.375% 9/20/22 (f)		2,225	2,208
Romanian Republic:
4.375% 8/22/23 (f)		3,240	3,167
6.75% 2/7/22 (f)		6,218	7,237
Russian Federation:
4.5% 4/4/22 (f)		2,800	3,062
5.625% 4/4/42 (f)		6,600	7,409
7.5% 3/31/30 (Reg. S)		36,959	45,737
11% 7/24/18 (Reg. S)		2,295	3,276
12.75% 6/24/28 (Reg. S)		14,155	27,071
Slovakia Republic 4.375% 5/21/22 (f)		4,250	4,505
State of Qatar 5.75% 1/20/42 (f)		3,135	3,738
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,305	1,390
Swedish Kingdom 0.875% 1/31/18 (Reg.S)	EUR	10,500	13,618
Turkish Republic:
5.125% 3/25/22		3,345	3,680
5.625% 3/30/21		3,975	4,532
6% 1/14/41		5,180	5,802
6.25% 9/26/22		4,070	4,848
6.75% 4/3/18		6,175	7,271
6.75% 5/30/40		6,290	7,737
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Turkish Republic: - continued
6.875% 3/17/36		$ 10,350	$ 12,731
7% 9/26/16		5,770	6,636
7% 3/11/19		2,485	3,001
7.25% 3/5/38		6,825	8,804
7.375% 2/5/25		10,095	12,896
7.5% 7/14/17		6,885	8,210
7.5% 11/7/19		5,860	7,310
8% 2/14/34		1,805	2,477
11.875% 1/15/30		3,475	6,333
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		5,900	5,974
Ukraine Government:
6.25% 6/17/16 (f)		3,710	3,617
6.75% 11/14/17 (f)		2,155	2,131
7.65% 6/11/13 (f)		5,105	5,118
7.75% 9/23/20 (f)		2,965	3,069
7.8% 11/28/22 (f)		3,095	3,126
7.95% 6/4/14 (f)		5,990	6,122
7.95% 2/23/21 (f)		3,040	3,154
9.25% 7/24/17 (f)		4,930	5,318
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,382
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	22,400	34,712
1.75% 9/7/22	GBP	46,800	71,052
2.25% 3/7/14	GBP	19,000	29,411
3.25% 1/22/44	GBP	25,600	39,216
4% 1/22/60	GBP	15,950	28,731
United Mexican States:
4.75% 3/8/44		5,376	5,578
5.125% 1/15/20		1,500	1,755
5.75% 10/12/2110		4,518	4,959
6.05% 1/11/40		10,516	13,014
6.75% 9/27/34		8,570	11,420
7.5% 4/8/33		2,420	3,467
8.3% 8/15/31		2,325	3,534
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,435	7,835
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		83,803	2,556
6% 12/9/20		4,140	3,416
7% 3/31/38		3,720	2,902
8.5% 10/8/14		7,380	7,472
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
9% 5/7/23 (Reg. S)		$ 16,045	$ 15,307
9.25% 9/15/27		10,640	10,427
9.25% 5/7/28 (Reg. S)		6,180	5,886
9.375% 1/13/34		4,685	4,498
10.75% 9/19/13		6,025	6,115
11.75% 10/21/26 (Reg. S)		9,500	10,498
11.95% 8/5/31 (Reg. S)		15,580	17,489
12.75% 8/23/22		18,960	22,088
13.625% 8/15/18		6,570	7,638
Vietnamese Socialist Republic:
1.2599% 3/12/16 (j)		2,864	2,607
4% 3/12/28 (e)		12,930	10,473
6.875% 1/15/16 (f)		5,240	5,803
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,173,420)			2,287,145
Supranational Obligations - 0.2%

European Investment Bank 1% 7/13/18 (Cost $16,641)	EUR	12,500	16,111
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	172,410	3,117
Automobiles - 0.0%
General Motors Co. (a)	5,762	160
General Motors Co.:
warrants 7/10/16 (a)	115,383	2,136
warrants 7/10/19 (a)	115,383	1,360
Motors Liquidation Co. GUC Trust (a)	31,864	860
		4,516
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(p)(q)	4,160,035	$ 6,074
Station Holdco LLC:
unit (h)(p)(q)	38,419	2
warrants 6/15/18 (a)(p)(q)	165,967	10
		6,086
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	0
HMH Holdings, Inc. warrants 6/22/19 (a)(q)	27,059	203
RDA Holding Co. warrants 2/19/14 (a)(q)	8,635	0
		203
TOTAL CONSUMER DISCRETIONARY		13,922
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	188,460	899
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	0
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	303
Building Products - 0.2%
Nortek, Inc. (a)	222,792	15,898
Nortek, Inc. warrants 12/7/14 (a)	6,267	138
		16,036
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	476
Class B (a)	1,821	159
		635
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	361,938	$ 7,813
TOTAL INDUSTRIALS		24,787
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. (a)	4,854	110
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	774
TOTAL INFORMATION TECHNOLOGY		884
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	417	26
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	468
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	34,504	1,456
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	764,091	355
NewPage Corp.	16,620	1,554
		1,909
TOTAL MATERIALS		3,859
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	203
TOTAL COMMON STOCKS (Cost $58,507)		44,554
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	3,500	4,111
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	75,817	$ 541
TOTAL CONVERTIBLE PREFERRED STOCKS		4,652
Nonconvertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Commercial Banks - 0.2%
SunTrust Banks, Inc. Series E, 5.875%	256,630	6,447
Wells Fargo & Co. 5.20%	559,959	14,273
		20,720
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	28,088	27,596
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	330,000	8,369
TOTAL FINANCIALS		56,685
TOTAL PREFERRED STOCKS (Cost $50,415)		61,337
Floating Rate Loans - 4.0%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (j)	$ 803	811
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (j)	1,350	1,362
Tranche 2LN, term loan 8.75% 2/20/20 (j)	1,340	1,365
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	1,960	2,048
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4542% 1/28/18 (j)	2,503	2,325
Mesquite Gaming LLC term loan 8.5% 8/1/15 (j)	376	331
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (j)	$ 2,269	$ 2,303
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (j)	785	848
		10,582
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (j)	1,330	1,350
Media - 0.4%
Clear Channel Capital I LLC Tranche B, term loan 3.8537% 1/29/16 (j)	6,194	5,497
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (j)	761	774
Getty Images, Inc. Tranche B, term loan 3.7836% 10/18/19 (j)	5,042	5,118
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (j)	2,405	2,435
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (j)	3,645	3,527
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)	5,964	5,934
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (j)	10,913	11,022
Zuffa LLC Tranche B, term loan 5.75% 2/25/20 (j)	3,701	3,756
		38,063
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (j)	9,561	9,681
TOTAL CONSUMER DISCRETIONARY		60,487
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (j)	465	482
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (j)	2,505	2,568
Tranche B 1LN, term loan 6.2657% 2/21/18 (j)	948	963
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (j)	440	457
		4,470
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (j)	$ 5,571	$ 5,641
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5025% 11/1/19 (j)	484	490
Personal Products - 0.0%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (j)	3,645	3,700
TOTAL CONSUMER STAPLES		14,301
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (j)	2,763	2,859
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (j)	2,809	2,851
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)	5,000	5,137
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (j)	9,675	9,760
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	1,705	1,735
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (j)	1,085	1,097
		23,439
FINANCIALS - 0.5%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (j)	14,755	14,811
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (j)	6,482	6,555
		21,366
Insurance - 0.3%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (j)	3,877	3,906
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (j)	8,469	8,564
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (j)	936	944
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.: - continued
Tranche B 2LN, term loan 5% 9/28/18 (j)	$ 597	$ 609
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)	8,620	9,267
		23,290
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (j)	253	253
Credit-Linked Deposit 4.4587% 10/10/16 (j)	512	512
		765
TOTAL FINANCIALS		45,421
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.71% 10/20/15 (j)	5,803	5,803
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (j)	10,067	10,167
Quintiles Transnational Corp. Tranche B, term loan 4.5% 6/8/18 (j)	27,586	27,586
		43,556
Life Sciences Tools & Services - 0.2%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (j)	10,937	11,074
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (j)	4,266	4,320
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (j)	1,285	1,304
		16,698
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche BC 1LN, term loan 3.5% 12/11/19 (j)	3,736	3,782
TOTAL HEALTH CARE		64,036
INDUSTRIALS - 0.2%
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2.04% 12/31/18 (j)	7,246	6,739
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (j)	$ 960	$ 965
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)	1,870	1,907
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (j)	2,640	2,676
		5,548
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (j)	7,873	7,992
TOTAL INDUSTRIALS		20,279
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (j)	235	238
Tranche C, term loan 7.25% 1/30/19 (j)	5,451	5,533
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (j)	11,034	11,158
		16,929
Electronic Equipment & Components - 0.0%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (j)	2,216	2,250
Flextronics International Ltd.:
Tranche B A1, term loan 2.4537% 10/1/14 (j)	145	145
Tranche B A2, term loan 2.4537% 10/1/14 (j)	13	13
Tranche B A3, term loan 2.4537% 10/1/14 (j)	15	15
Tranche B-A, term loan 2.4537% 10/1/14 (j)	505	506
		2,929
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2042% 9/24/18 (j)	3,150	3,170
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (j)	9,780	9,976
Tranche 2LN, term loan 11.25% 12/21/19 (j)	8,065	8,388
		21,534
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche C, term loan 4.75% 1/11/20 (j)	2,933	2,995
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (j)	$ 5,245	$ 5,468
Tranche B 1LN, term loan 4.5% 10/30/19 (j)	3,870	3,919
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (j)	1,308	1,328
		10,715
TOTAL INFORMATION TECHNOLOGY		55,102
MATERIALS - 0.2%
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (j)	2,360	2,392
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (j)	6,161	6,208
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 6% 1/25/20 (j)	693	702
Tranche B 2LN, term loan 9.75% 1/25/21 (j)	415	423
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (j)	5,859	5,925
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (j)	7,622	7,707
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (j)	947	951
		15,708
TOTAL MATERIALS		24,308
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)	6,160	5,975
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (j)	340	349
Tranche B 1LN, term loan 6% 2/14/19 (j)	2,950	2,994
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (j)	4,510	4,555
		13,873
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)	$ 4,296	$ 4,339
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (j)	2,905	2,890
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (j)	5,950	5,935
Tranche B, term loan 4.5% 4/2/18 (j)	14,384	14,564
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	415	423
		28,151
TOTAL TELECOMMUNICATION SERVICES		42,024
UTILITIES - 0.7%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (j)	2,625	2,664
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7326% 10/10/17 (j)	71,917	51,061
		53,725
Gas Utilities - 0.1%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (j)	2,320	2,355
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4% 4/1/18 (j)	6,739	6,815
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)	3,170	3,217
		10,032
TOTAL UTILITIES		66,112
TOTAL FLOATING RATE LOANS (Cost $412,938)		415,509
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (j)	4,165	3,957
Sovereign Loan Participations - continued
	Principal Amount (000s)(d)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.1875% 12/14/19 (j)	$ 4,406	$ 4,185
1.25% 12/14/19 (j)	2,554	2,427
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,903)		10,569
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $33,758)	496,281	53,097
Preferred Securities - 0.4%
	Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 2,425	2,600
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	6,245	6,323
		8,923
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	2,185	2,409
FINANCIALS - 0.3%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(j)	1,675	1,939
Diversified Financial Services - 0.3%
Bank of America Corp.:
8% (g)(j)	2,600	2,976
8.125% (g)(j)	1,840	2,145
Citigroup, Inc. 5.95% (g)(j)	19,685	20,917
		26,038
TOTAL FINANCIALS		27,977
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	267
Preferred Securities - continued
	Principal Amount (000s)(d)	Value (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	$ 6,175	$ 6,278
TOTAL PREFERRED SECURITIES (Cost $42,738)		45,854
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.15% (b) (Cost $291,511)	291,511,041	291,511
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $5,307)	$ 5,307	5,307
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $10,199,095)		10,714,762
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(358,454)
NET ASSETS - 100%		$ 10,356,308
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 4/1/43	$ (3,700)	$ (3,817)
3% 4/1/43	(1,000)	(1,032)
3% 4/1/43	(3,300)	(3,404)
3% 4/1/43	(18,600)	(19,186)
3% 4/1/43	(16,300)	(16,814)
3% 4/1/43	(16,300)	(16,814)
3% 4/1/43	(14,500)	(14,957)
3% 4/1/43	(14,500)	(14,957)
3% 4/1/43	(8,000)	(8,252)
3% 4/1/43	(24,600)	(25,375)
3% 4/1/43	(59,700)	(61,582)
3% 4/1/43	(14,400)	(14,854)
3% 4/1/43	(18,700)	(19,289)
3% 4/1/43	(14,800)	(15,266)
3% 4/1/43	(14,700)	(15,163)
3% 4/1/43	(14,800)	(15,266)
3% 4/1/43	(2,900)	(2,991)
TOTAL TBA SALE COMMITMENTS (Proceeds $267,289)		$ (269,019)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
546 CBOT 2 Year U.S. Treasury Note Contracts	June 2013	$ 120,367	$ 109
68 CBOT U.S. Treasury Long Bond Contracts	June 2013	9,824	195
23 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2013	3,625	25
TOTAL TREASURY CONTRACTS		$ 133,816	$ 329

The face value of futures purchased as a percentage of net assets is 1.3%
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Nov. 2014	$ 35,000	3-month LIBOR	0.38%	$ (34)	$ 0	$ (34)
JPMorgan Chase, Inc.	Nov. 2014	25,100	3-month LIBOR	0.38%	(19)	0	(19)
Deutsche Bank AG	Nov. 2017	11,200	3-month LIBOR	0.83%	(21)	0	(21)
JPMorgan Chase, Inc.	Nov. 2017	8,000	3-month LIBOR	0.76%	17	0	17
Deutsche Bank AG	Nov. 2022	11,400	3-month LIBOR	1.76%	118	0	118
JPMorgan Chase, Inc.	Nov. 2022	7,600	3-month LIBOR	1.62%	186	0	186
JPMorgan Chase, Inc.	Jun. 2042	2,100	3-month LIBOR	2.44%	224	0	224
Deutsche Bank AG	Nov. 2042	6,800	3-month LIBOR	2.65%	421	0	421
JPMorgan Chase, Inc.	Nov. 2042	3,500	3-month LIBOR	2.46%	362	0	362
JPMorgan Chase, Inc.	Dec. 2042	28,577	3-month LIBOR	2.58%	2,214	0	2,214
TOTAL INTEREST RATE SWAPS					$ 3,468	$ 0	$ 3,468
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,955,922,000 or 18.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $438,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,745,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,208
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 52
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,788
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,307,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 832
Citibank NA	2,328
Merrill Lynch, Pierce, Fenner & Smith, Inc.	583
UBS Securities LLC	1,564
$ 5,307
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 125
Fidelity Floating Rate Central Fund	666
Total	$ 791
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 52,100	$ -	$ -	$ 53,097	3.9%
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,033	$ 7,633	$ 4,111	$ 6,289
Consumer Staples	1,440	-	899	541
Financials	56,685	29,089	27,596	-
Industrials	24,787	16,339	-	8,448
Information Technology	884	884	-	-
Materials	3,859	494	-	3,365
Utilities	203	203	-	-
Corporate Bonds	4,121,869	-	4,121,637	232
U.S. Government and Government Agency Obligations	2,175,401	-	2,175,401	-
U.S. Government Agency - Mortgage Securities	676,552	-	676,552	-
Asset-Backed Securities	931	-	931	-
Collateralized Mortgage Obligations	367,920	-	367,920	-
Commercial Mortgage Securities	141,095	-	141,095	-
Foreign Government and Government Agency Obligations	2,287,145	-	2,281,172	5,973
Supranational Obligations	16,111	-	16,111	-
Floating Rate Loans	415,509	-	408,347	7,162
Sovereign Loan Participations	10,569	-	-	10,569
Fixed-Income Funds	53,097	53,097	-	-
Preferred Securities	45,854	-	45,854	-
Other	-	-	-	-
Money Market Funds	291,511	291,511	-	-
Cash Equivalents	5,307	-	5,307	-
Total Investments in Securities:	$ 10,714,762	$ 399,250	$ 10,272,933	$ 42,579
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 329	$ 329	$ -	$ -
Swap Agreements	3,542	-	3,542	-
Total Assets	$ 3,871	$ 329	$ 3,542	$ -
Liabilities
Swap Agreements	$ (74)	$ -	$ (74)	$ -
Total Derivative Instruments:	$ 3,797	$ 329	$ 3,468	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (269,019)	$ -	$ (269,019)	$ -
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $10,160,669,000. Net unrealized appreciation aggregated $554,093,000, of which $659,935,000 related to appreciated investment securities and $105,842,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013